As filed with the Securities and Exchange Commission on April 24, 2015

Registration No. 333-153773

811-07042

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Dreyfus/Transamerica Triple Advantage Variable Annuity

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 8

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 41

SEPARATE ACCOUNT VA-2L

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Alison Ryan, Esq.

Transamerica Life Insurance Company

c/o Office of the General Counsel, MS # 2520

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA-2L

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus - May 1, 2015

This flexible purchase payment deferred variable annuity contract has many investment choices. There is a variable account that currently provides a means of investing in various investment choices. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the variable account.

This prospectus and the underlying fund prospectuses give you important information about the contracts and the underlying fund portfolios. Please read them carefully. Transamerica will not accept purchase payments for new contracts.

If you would like more information about the Dreyfus/Transamerica Triple Advantage® Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2015. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity contract can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the variable account investment choices:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed to achieve their goal
•	are subject to risks, including loss of purchase payments

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The subaccounts available under this contract invest in underlying funds of the Portfolio listed below:

SUBACCOUNT	PORTFOLIO
Core Value Portfolio	Core Value Portfolio
MidCap Stock Portfolio	MidCap Stock Portfolio
Technology Growth Portfolio	Technology Growth Portfolio
Money Market Portfolio	Money Market Portfolio
Appreciation Portfolio	Appreciation Portfolio
Growth and Income Portfolio	Growth and Income Portfolio
International Equity Portfolio	International Equity Portfolio
International Value Portfolio	International Value Portfolio
Opportunistic Small Cap Portfolio	Opportunistic Small Cap Portfolio
Quality Bond Portfolio	Quality Bond Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class
Dreyfus Stock Index Fund, Inc. - Service Class	Dreyfus Stock Index Fund, Inc. - Service Class
TA Aegon Tactical Vanguard ETF – Balanced	Transamerica Aegon Active Asset Allocation – Moderate VP
TA Aegon Tactical Vanguard ETF – Conservative	Transamerica Aegon Active Asset Allocation – Conservative VP
TA Aegon Tactical Vanguard ETF – Growth	Transamerica Aegon Active Asset Allocation – Moderate Growth VP
TA Legg Mason Dynamic Allocation - Balanced	Transamerica Legg Mason Dynamic Allocation – Balanced VP
TA Legg Mason Dynamic Allocation – Growth	Transamerica Legg Mason Dynamic Allocation – Growth VP
TA Market Participation Strategy	Transamerica Market Participation Strategy VP
TA PIMCO Tactical - Balanced	Transamerica PIMCO Tactical – Balanced VP
TA PIMCO Tactical - Conservative	Transamerica PIMCO Tactical – Conservative VP
TA PIMCO Tactical - Growth	Transamerica PIMCO Tactical – Growth VP
TA Vanguard ETF – Balanced	Transamerica Vanguard ETF Portfolio – Balanced VP
TA Vanguard ETF – Conservative	Transamerica Vanguard ETF Portfolio – Conservative VP
TA Vanguard ETF – Growth	Transamerica Vanguard ETF Portfolio – Growth VP
TA WMC US Growth	Transamerica WMC US Growth VP

For more information on the underlying funds, please refer to the prospectus for the underlying fund.

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GLOSSARY OF TERMS

Account Value—On or before the annuity date, the account value is equal to the owner’s:

•	purchase payments; minus
•

gross partial surrenders (partial surrenders plus or minus any excess interest adjustments plus the surrender charge (the portion of the requested partial surrender that is subject to surrender charge); plus

•	interest credited in the fixed account; plus
•	accumulated gains in the variable account; minus
•	losses in the variable account; minus
•	service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

Adjusted Account Value—The account value increased or decreased by any excess interest adjustment.

Administrative Office—Transamerica Life Insurance Company, Attn: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-525-6205.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Date—The date upon which annuity payments are to commence.

Annuity Payment—An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Annuitize (Annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Cash Value—The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Contract Year—A contract year begins on the date in which the contract becomes effective and on each contract anniversary.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the contract that are part of Transamerica’s general assets and are not in the variable account.

Good Order—An instruction that Transamerica receives that is sufficiently complete and clear – along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents – so that Transamerica does not need to exercise any discretion to follow such instruction. All requests for a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which purchase payments may be paid or amounts transferred.

Owner (you, your)—The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information provided to us to issue a contract.

Separate Account Value—The portion of the contract value that is invested in the separate account.

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Subaccount—A subdivision within the variable account, the assets of which are invested in specified underlying fund portfolios.

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Account—Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit—An accounting unit of measure used in calculating the account value in the variable account before the annuity date.

Written Notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY CONTRACT

The flexible premium deferred variable annuity contract offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the variable account and the fixed account of Transamerica. The contract is intended to accumulate money for retirement or other long-term investment purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

This contract currently offers subaccounts that are listed in Appendix A. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The contract, like all deferred annuity contracts, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the contract. The income phase occurs when you begin receiving regular payments from your contract. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.	PURCHASE PAYMENTS

You can add as little as $50 at any time during the accumulation phase. We will not accept purchase payments for new contracts.

3.	INVESTMENT CHOICES

You can allocate your purchase payments to one of several underlying fund portfolios listed under Appendix A in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your purchase payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per contract year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the contract will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table may only apply to contracts issued after May 1, 2002. See Appendix C for older contracts. Please see your contract to determine your specific coverage and expenses.

No deductions are made from purchase payments at the time you buy the contract so that the full amount of each purchase payment is invested in one or more of your investment choices.

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We may deduct a surrender charge of up to 7% of purchase payments surrendered within seven years after the purchase payment is paid. We will calculate surrender charges by taking the earnings, if any, out before purchase payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”); 1.50% (if you choose the Annual Step-Up Death Benefit); or 2.10% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the account value on each contract anniversary and at the time of surrender. The charge is waived if either the account value or the sum of all purchase payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, which currently range from 0% to 3.50%.

If you elect the optional Initial Payment Guarantee, then there is a daily fee (during the income phase) equal to an effective annual rate of 1.25% of the unit value in the subaccounts will be applied after the annuity date and throughout the income phase.

If you elect the Additional Death Benefit Rider, then there is an annual rider fee during the accumulation phase of 0.25% of the account value.

If you elect the Additional Death Benefit Rider II, then there is an annual fee during the accumulation phase equal to 0.55% of the account value.

If you elect the Liquidity Rider, there is a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts. This fee is only charged for the first four contract years.

If you elect the Premium Accelerator Rider, a daily fee equal to an effective annual rate of 0.20% of the unit value in the subaccounts will be applied. This fee is only deducted for the first nine contract years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified contracts). After one year, you may, free of surrender charges and once each contract year, take out up to the greater of:

•	10% of your purchase payments less surrenders deemed to be from purchase payments; or
•	any gains in the contract.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

The gains in the contract are the amount equal to the account value, minus the sum of all purchase payments, reduced by all prior partial surrenders deemed to be from purchase payments.

If you have account value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

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Access to amounts held in qualified contracts may be restricted or prohibited by law or regulation or the terms of the plan.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

The contract allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit. Required distribution rules require that the contract value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

The contract generally offers a choice of one of the following optional guaranteed minimum death benefits:

•	Double Enhanced;
•	Annual Step-Up; or
•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified contract during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified contracts, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified contracts, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This contract has additional features that might interest you. These include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your contract is in the accumulation phase. This feature is referred to as the “Systematic Withdrawal Option” or “SWO.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 50% of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee.” There is an extra charge for this rider.

•

You can elect one of two optional riders that might pay an additional amount on top of the contract death benefit, in certain circumstances. These features are called the “Additional Death Benefit Rider” or “ADB” and the “Additional Death Benefit Rider II” or “ADB II”. There is an extra charge for these riders.

•	You can elect an optional rider that reduces the number of years each purchase payment is subject to surrender charges. You can only elect this rider

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at the time you purchase your contract. This feature is called the “Liquidity Rider”. There is an extra charge for this rider.

•

You can elect an optional rider that adds a premium accelerator to the account value. You can only elect this rider at the time you purchase your contract. This feature is called the “premium accelerator”. There is an extra charge for this rider.

•

Under certain medically related circumstances, you may surrender all or part of the account value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the account value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional purchase payments by telephone, or any other means acceptable to the Company. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging” or “DCA.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all contracts, may vary for certain contracts, may not each be available in combination with other optional benefits under the contract, and may not be suitable for your particular situation. Additionally, these features may not be offered in the future, as determined by Transamerica.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your contract for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the contract), or whatever longer time may be required by state law. The contract will then be deemed void. If state law requires, we will refund your original purchase payment(s).

No Probate. Usually, the person receiving the death benefit under this contract will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.

Older Contracts. See Appendix C for information on how older contracts have different features and requirements, and sometimes different fees and deductions.

State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a contract owner, and the maximum fees and charges for all contract features and benefits are set forth in the fee table of this prospectus. See your contract for specific variations because any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2012) is in Appendix B to this prospectus.

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12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

800-525-6205

You may check your contract at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.

You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

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ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Contract Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of purchase payments surrendered)(2)	7%
Transfer Fee(3)	$0 - $10
Special Service Fee(4)	$0 - $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge	$0- $35 Per Contract
Variable Account Annual Expenses (as a percentage of average separate account value):
Base Variable Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Variable Account Annual Expenses	1.30%
Optional Variable Account Expenses:
Double Enhanced Death Benefit(6)	0.80%
Annual Step-Up Death Benefit(7)	0.20%
Liquidity Rider(8)	0.40%
Premium Accelerator(9)	0.20%
Total Variable Account Annual Expenses with Highest Optional Variable Account Expenses(10)	2.50%
Annual Optional Rider Fees(11):
Additional Death Benefit Rider(12)	0.25%
Additional Death Benefit Rider II(13)	0.55%
Guaranteed Minimum Benefit Rider(14) No Longer Available	0.45%

The next items shows the lowest and highest total operating expenses charged by underlying fund portfolios for the year ended December 31, 2014 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning underlying fund portfolios fees and expenses are contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(15):	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.52%	1.54%

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and portfolio fees and expenses.

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The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest expenses of any of the portfolios for the year ended December 31, 2014, and the base contract with the Doubled Enhanced Death Benefit, Liquidity Rider, and Additional Death Benefit Rider II.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$1,097	$1,944	$2,298	$4,505
If the contract is annuitized at the end of the applicable time period Or if you do not surrender your contract.	$464	$1,397	$2,298	$4,505

For information concerning compensation paid for the sale of the contracts, see “Distributor of the Contracts.”

(1)	The fee table applies only to the accumulation phase. During the accumulation phase the fees may be different that those described in the Annuity Contract Fee Table. See Section 5, Expenses.

(2)

The surrender charge, if any is imposed, applies to each contract, regardless of how account value is allocated among the investment choices. The surrender charge is decreased based on the number of years since the purchase payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity date. See Section 5, Expenses.

(3)

The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the investment choices. There is no fee for the first 18 transfers per contract year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)

We may deduct a charge for special services, including overnight delivery, duplicate policies; non-sufficient checks on new business; duplicate 1099 and 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require the Company to incur additional processing costs.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.80%) is in addition to the mortality and expense risk and administrative fees.

(7)	The fee for the “Annual-Step Death Benefit” (0.20%) is in addition to the mortality and expense risk and administrative fees.

(8)	The fee for the “Liquidity Rider” (0.40%) is in addition to the mortality and expense risk and administrative fees. The fee is only charged in the first four contract years.

(9)	The Premium Accelerator fee (0.20%) is only deducted in the first nine contract years.

(10)	This reflects the base separate account expenses plus the Double Enhanced Death Benefit and Liquidity Rider, but does not include any annual optional rider fees.

(11)	In some cases, riders to the contract are available that provide optional benefits that are not described in detail in this prospectus. There are additional fees (each year) for those riders.

(12)	The annual Additional Death Benefit Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.

(13)	The annual Additional Death Benefit Rider II fee is 0.55% of the account value and is deducted only during the accumulation phase.

(14)

The Guaranteed Minimum Income Benefit fee is 0.45% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Appendix F.

(15)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2014 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

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1.	THE ANNUITY CONTRACT

This prospectus describes the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract issued by Transamerica Life Insurance Company. Contracts may have different features than those described in this prospectus (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you-owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity date.

The contract is a deferred annuity because until the annuity date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The contract is a flexible premium variable annuity. You can use the contract to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own contract.

The contract is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity date. You are not required to make any additional investments.

The contract is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable account. The amount of annuity payments you receive during the income phase from the variable account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The contract also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this contract if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

2.	PURCHASE PAYMENTS

Contract Issue Requirements

Transamerica will not accept purchase payments for new contracts.

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the accumulation phase. Additional purchase payments must be at least $50. We will credit additional purchase payments to your contract as of the business day we receive your purchase payment and required information.

You should make checks for purchase payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office.

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Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the contract.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by the Company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Maximum Total Purchase Payments

For issue ages 0 – 80 we reserve the right to require prior approval of any cumulative purchase payments over $1,000,000 for contracts with the same owner or same annuitant issued. For issue ages over 80, we reserve the right to require prior approval of any cumulative purchase payments over $500,000 for contracts with the same owner or same annuitant issued by us or an affiliate.

Allocation of Purchase Payments

When you add additional purchase payments to the contract, we will allocate your purchase payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments the same way, unless you request a different allocation.

If you allocate purchase payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your purchase payment.

You may change allocations for future additional purchase payments by sending us written instructions, by telephone or any other means acceptable to the Company, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to purchase payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any purchase payment.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Variable Account

The Dreyfus/Transamerica Triple Advantage® variable annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Contract are listed in “Appendix A – Portfolios Associated with the Subaccounts”. The subaccounts invest in shares of the various underlying fund portfolios.

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The general public may not purchase shares of these underlying fund portfolios. The name and investment objectives and policies may be similar to other portfolios and managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other underlying fund portfolios.

More detailed information, including an explanation of the underlying fund portfolio’s investment objectives, may be found in the current prospectus for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with The Dreyfus Corporation and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your contract resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

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Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the variable account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from affecting an exchange between series or classes of variable annuity contracts on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a fund portfolio, or other investment vehicle. Transamerica may also close or liquidate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, Transamerica will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent purchase payments or transfers (including dollar cost averaging transactions or asset rebalance program transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment choices according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment choices, Transamerica will require new instructions. If Transamerica does not receive new instructions, the requested transaction will be canceled and any purchase payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your contract, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment choice. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., contract reached maximum annuity commencement date) if an investment choice is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment choices you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued contracts, if an investment choice is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment choices you have value allocated to and which are open to new investment.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate

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accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the contracts to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5)  add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Purchase payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your contract specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your contract. The excess interest adjustment will not decrease the interest credited to your contract below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the contract is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your contract will remain level for the entire income phase.

We reserve the right to refuse any purchase payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest purchase payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest

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credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one contract year is 25% of the amount in that guaranteed period option, less any previous transfers during the current contract year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in a guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received at our Administrative Office while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting the guaranteed minimum.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Contract. This variable annuity was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)

Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

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Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine that you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent

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permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or
•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur despite the imposition of a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf ) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

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Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.

Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing or disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of a variable accumulation unit by dividing the increase (decrease) for that unit by the value of the variable accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

5.	EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples may only apply to contracts issued after May 1, 2002. See Appendix C for older contracts. Please see your contract to determine your specific expenses.

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There are charges and expenses associated with your contract that reduce the return on your investment in the contract.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified contracts). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract once each year free of surrender charges. This amount is referred to as the free amont and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each purchase payment:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%

For example, assume your purchase payment is $100,000 and your account value is $106,000 at the beginning of the second contract year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 – $10,000).

Likewise, assume your account value is $80,000 (purchase payments $100,000) at the beginning of the second contract year and you surrender your contract. You would pay a surrender charge of $6,300 [7% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining account value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest purchase payment is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified contracts are considered to come from taxable earnings first. Under qualified contracts, surrenders may be prorated between taxable and nontaxable amounts.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your contract even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity date. The following schedule shows the current surrender charge:

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Number of Years Since Annuity Date	Surrender Charge (as a percentage of adjusted account value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity date and not from the purchase payment date;
•	this surrender charge is a percentage of the adjusted account value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of purchase payment; and
•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. See “The Fixed Account” in Section 3.

Transfer Fee

You are generally allowed to make 18 free transfers per year before the annuity date. If you make more than 18 transfers per year, we reserve the right to charge $10 for each additional transfer. Purchase payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 18 free transfers per year. All transfer requests made on the same valuation day will be treated as a single request.

Special Service Fees

We will deduct a charge for special services you request.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the contract. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the contract. We may also pay distribution expenses out of this charge.

During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%. For the Annual Step-Up Death Benefit, the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.95%. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the contract (including certain distribution–related expense). This charge is equal to an annual rate of 0.15% per year of the daily net asset value of the variable account during both the accumulation phase and the income phase.

In addition, an annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

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Premium Taxes

Some states assess premium taxes on the purchase payments you make. We currently do not deduct for these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the account value when:

•	you begin receiving annuity payments;
•	you surrender the contract; or
•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the contract for any taxes we incur because of the contract. However, no deductions are being made at the present time.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily fee (during the income phase) currently at an effective annual rate of 1.25% of the unit value of the subaccounts. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Benefit Rider

If you elect the Additional Death Benefit Rider, there is an annual rider fee during the accumulation phase of 0.25% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Additional Death Benefit Rider II

If you elect the Additional Death Benefit Rider II, there is an annual rider fee during the accumulation phase of 0.55% of the account value.

The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Liquidity Rider

If you elect the Liquidity Rider, a daily fee equal to an effective annual rate of 0.40% of the unit value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years.

Premium Accelerator

If you elect the Premium Accelerator, a daily fee at an effective annual rate of 0.20% of the unit value of the subaccounts will be applied. This fee is only deducted for the first nine contract years.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. The lowest and highest fund expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain types of payments described below may be made in connection with your particular contract, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your contract.

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We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the contracts, indirectly receive 12b-1 fees from certain funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the contracts and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the contract and to certain other variable insurance products that we and our affiliates issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and/or TCI
Fund	Maximum Fee % of assets(1)
Dreyfus Variable Investment Fund	0.30%
Dreyfus Stock Index Fund, Inc.	0.47%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.55%
Dreyfus Investment Portfolios	0.55%
Transamerica Series Trust(2)	0.25%

(1)

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.

(2)

TST: Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the contract holders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2014 we received $193,786,739.87 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Proceeds from certain of these payments by the Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the contracts, see “Distributor of the Contracts” in this prospectus.

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6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your contract in the following ways:

•	by making a surrender (either a complete or partial surrender); or
•	by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract free of surrender charges once each contract year. Remember that any surrender you take will reduce the account value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified contracts may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life with Emergency Cash® payment option.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the variable account for a surrender, a death benefit, or the death of the owner of a nonqualified contract, will generally occur within seven days from the date we receive all required information.

We may defer such payment from the variable account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances.

In addition, if, pursuant to SEC rules, the Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Money Market Portfolio until the portfolio is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a purchase payment and/or freeze a contract owner’s account. If these

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laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your contract to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your purchase payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment.

An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders or transfers of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Withdrawal Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain contracts and may not be applicable for all contracts.

Signature Guarantees

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;
•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks

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•	Savings banks and savings and loan associations;
•	Securities brokers and dealers; and
•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee when required.

7.	ANNUITY PAYMENTS

(THE INCOME PHASE)

You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. Unless required by state law, the latest annuity commencement date generally cannot be after the date specified in your contract unless a later date is agreed to by us. The earliest annuity date is 30 days after you purchase your contract.

Before the annuity date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the contract). Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Your contract may not be “partially” annuitized, i.e., you may not apply a portion of your contract value to an annuity option while keeping the remainder of your contract in force.

Annuity Payment Options

The contract provides several annuity payments that are described below (these options are not available under the Guaranteed Minimum Income Benefit). You may choose any combination of annuity payments. We will use your adjusted account value to provide these annuity payments. If the adjusted account value on the annuity date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payments are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

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Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.
•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.
•

Guaranteed Return of Contract Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•

Life with Emergency Cash® (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies, the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
•

Life with Emergency Cash® (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges.

For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

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Other annuity payments may be arranged by agreement with Transamerica. Some annuity payments may not be available for all contracts, all ages, or in all states; or we may limit certain options to ensure they comply with applicable tax law provisions.

If your contract is a qualified contract, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Contract Proceeds, or Income of a Specified Amount; and
•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and
•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

You must annuitize your contract no later than the maximum annuity commencement date specified in your contract (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will generally be Option 3 Life with 10 Years Certain subject to certain exceptions for qualified policies. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability.

We will determine the amount of and process the death benefit proceeds, if any are payable on a contract, upon receipt at our Administrative Office of satisfactory proof of the annuitant’s death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process when the first beneficiary provides us with due proof

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of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION—Abandoned or Unclaimed Property.

Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION—Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the contract owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investment in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the contract; and
•	you die before the annuity date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and
•	the annuitant dies before the annuity date.

If the only person receiving the death benefit is the surviving spouse of the owner, then he or she if eligible, may elect to continue the contract as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and
•	you die prior to the annuity date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the contract within five years of your death for the adjusted account value minus any applicable rider fees.

Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Date

The death benefit payable, if any, on or after the annuity date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and
•	you die on or after the annuity date; and
•	the entire interest in the contract has not been paid;

THEN:

•	the remaining portion of such interest in the contract will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments under the Life with Emergency Cash®; and
•	annuitant dies before age 101 (or earlier, if a qualified contract);

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THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner.

Spousal Continuation

If the sole primary beneficiary is the spouse, upon the owner’s or the annuitant’s death, the beneficiary may elect to continue the contract in his or her own name. Upon the annuitant’s death if such election is made, the contract value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the contract value will be allocated to each applicable investment option in the ratio that the contract value in the investment option bears to the total contract value. The terms and conditions of the contract that applied prior to the annuitant’s death will continue to apply, with certain exceptions described in the contract. For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the contract. See TAX INFORMATION – Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.

For these purposes, if the sole primary beneficiary of the contract is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant’s social security number at the time of claim, she or he shall be treated as the owner/annuitant’s spouse. In those circumstances, the owner/annuitant’s spouse will be treated as the beneficiary of the contract for purposes of applying the spousal continuation provisions of the contract.

For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A, if the annuitant’s spouse is the sole primary beneficiary of the annuitant’s interest in such account. In those circumstances, the contract will continue after the annuitant’s death and the annuitant’s spouse will be treated as the beneficiary of the contract for purposes of applying the spousal continuation provisions of the contract.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the contract. The death benefit will generally be the greatest of:

•	account value on the date we receive the required information; or
•	cash value on the date we receive the required information (this will be more than the account value if there is a positive excess interest adjustment that exceeds the surrender charge); or
•	guaranteed minimum death benefit (discussed below), plus purchase payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to contracts issued after May 1, 2002. For other contracts, see Appendix C. Please see your contract to determine your specific coverage.

After the contract is issued, you cannot make an election and the death benefit cannot be changed from the death benefit option selected on your contract application.

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A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 2% Annually Compounding through age 80 Death Benefit is:
•	the total purchase payments; less
•

any adjusted partial surrenders accumulated at an effective annual rate of 2% from the date any purchase payment is made or the date the adjusted partial surrender taken to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:
•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus
•	any purchase payments since that date; minus
•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 75 or older on the contract date (and the owner is 75 or older on the contract date).

There is an extra charge for this death benefit of 0.80% annually, for a total mortality and expense risk fee of 1.95%.

B.	Annual Step-Up Death Benefit

On each contract anniversary before annuitant’s 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the largest account value on the contract date or on any contract anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus
•	any purchase payments since that date; minus
•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 75 or older on the contract date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 1.35%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total purchase payments; less
•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the contract application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain contracts and may not be available for all contracts.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your contract. If you have a qualified contract, minimum required distribution rules may require you to request a partial surrender.

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9.	TAX INFORMATION

NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the contract. You should consult your own tax adviser about your own circumstances.

Introduction

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the account value over the investment in the contract during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract-qualified or nonqualified.

If you purchase the contract as an individual retirement annuity or as part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your contract is referred to as a qualified contract. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan’s provisions and a contract’s provisions, the plan’s provisions will control.

If you purchase the contract other than as part of any arrangement described in the preceding paragraph, the contract is referred to as a nonqualified contract.

You will generally not be taxed on increases in the value of your contract, whether qualified or non-qualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the contract. You may also be subject to current taxation if you make a gift of a nonqualified contract without valuable consideration. All amounts received from the contract that are includible in income are taxed at ordinary income rates: no amounts received from the contract are taxable at the lower rates applicable to capital gains.

The Internal Revenue Service (“IRS”) has not reviewed the contract for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or contract.

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We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the contact. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.

Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of a Nonqualified Contract

Diversification Requirements. In order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable contract would not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a contract vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity starting date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as

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rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the contract must generally be distributed (1) within 5 years after such owner’s date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner’s death the owner’s surviving spouse is the sole beneficiary of the contract, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

In certain instances a designated beneficiary may be permitted to elect a “stretch” withdrawal option as a means of disbursing death proceeds from a non-qualified annuity. The only method the Company uses for making distribution payments from a non-qualified “stretch” withdrawal option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Nonqualified Annuities

The following discussion assumes the contract qualifies as an annuity contract for federal income tax purposes.

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value as collateral for a loan, generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified contract without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the contract value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these rules with a competent tax adviser. A contract owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your contract.

Different Individual Owner and Annuitant

If the owner and annuitant on the contract are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the contract if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel

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or tax adviser if you are considering designating a different individual as the annuitant on your contract to determine the potential tax ramifications of such a designation.

Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your contract and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your contract maintains its status as an annuity contract for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

It is possible that at certain advanced ages a contract might no longer be treated as an annuity contract if the contract has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.

Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

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Fixed payments-by dividing the “investment in the contract” on the annuity starting date by the total expected return under the contract (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.

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Variable payments-by dividing the “investment in the contract” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the contract” is generally equal to the premiums you pay for the contract, reduced by any amounts you have previously received from the contract that are excludible from gross income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.

Taxation of Surrenders and Partial Withdrawals-Nonqualified Contracts

When you surrender your contract, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract.” The “investment in the contract” is generally equal to the premiums you pay for the contract, reduced by any amounts you have previously received from the contract that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the contract value over

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the “investment in the contract.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified contract without valuable consideration. All taxable amounts received under a contract are subject to tax at ordinary rather than capital gain tax rates.

If your contract contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before a contract withdrawal (or a transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that amounts received from the contract that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after an owner (or where the owner is a non-natural person, an annuitant dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because the Company cannot verify that the owner is disabled, the Company will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Benefits

For contracts with a guaranteed lifetime benefit or guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the contract value that is used to calculate the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In the event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your contract, and (2) the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In view of this uncertainty, you should consult a tax adviser with any questions.

Aggregation

All nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner (contractholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple contracts from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your contracts.

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Tax-Free Exchanges of Nonqualified Contracts

We may issue the nonqualified contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your contract value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the contract (e.g., as a partial withdrawal, surrender, annuity income payment, or death benefit).

If you exchange part of an existing contract for the contract, and within 180 days of the exchange you receive a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the contract could be includable in your income and subject to a 10% penalty tax.

You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the contract, especially if you may make a withdrawal from either contract within 180 days after the exchange.

Medicare Tax

Distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. The Company is required to report distributions made from nonqualified annuity contracts as being potentially subject to this tax. While distributions from qualified contracts are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified contract could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.

Same Sex Relationships

Section 3 of the Federal Defense of Marriage Act was recently ruled unconstitutional by the U.S. Supreme Court. The Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. The Company intends to administer the contract consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this contract or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners—may have adverse tax consequences.

Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the Contract. There are several unanswered questions regarding the scope and impact of the Supreme Court’s decision and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.

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Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a contract and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation and 40%, respectively.

There is no guarantee that the transfer tax exemptions and maximum rates will remain the same in the future. The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent legal adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Qualified Contracts

The qualified contract is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to

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participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other, similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the contracts comply with applicable law.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the contract value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.

The IRS has not reviewed this contract for qualification as a traditional IRA SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the contract comport with qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the

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contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

The IRS has not reviewed this contract for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the contract comport with qualification requirements.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the contract value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2. For contracts issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Employers using the contract in connection with Section 403(b) plans may wish to consult with their tax adviser.

Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) contract comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may

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result if the contract is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.

Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non- governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to a substantial risk of forfeiture.

Ineligible Owners-Qualified

We currently will not issue new contracts to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept

457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.

Taxation of Surrenders and Partial Withdrawals –

Qualified Contracts

In the case of a withdrawal under a qualified contract (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.

In addition, a penalty tax may be assessed on amounts surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified contracts discussed above. However, the exceptions applicable for qualified contracts differ from those provided to nonqualified contracts. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. The terms of the plan may limit the rights otherwise available to you under the contract.

Qualified Plan Required Distributions

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules),

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distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.

Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules. We do not attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

The Code generally requires that interest in a qualified contract be non-forfeitable. If your contract contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified contract.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Optional Living Benefits

For contracts with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. The tax rules for qualified contracts may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participants to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this contract as a qualified contract.

Withholding

The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified contracts, taxable “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities and government 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) an non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

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Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provides general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation for any annuity contract purchase.

Foreign Account Tax Compliance Act (“FATCA”)

If the payee of a distribution from the contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the contract or the distribution. The rules relating to FATCA are complex and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the contract.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the requirements of any applicable laws or regulations,

including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

10.	ADDITIONAL FEATURES

Systematic Withdrawal Option

You can select at any time (during the accumulation phase) to receive regular payments from your contract by using the Systematic Withdrawal Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your purchase payments (less partial surrenders deemed to be from purchase payments); and

(2)	is any gains in the contract.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Withdrawal Option is in effect, the Systematic Withdrawal Option will terminate. There is no charge for this benefit.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (GMIB Rider) is no longer available, but contract owners who elected the GMIB prior to January 24, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 4% per year. See Appendix F.

The Guaranteed Minimum Income Benefit may vary by state.

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Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your contract. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

If you do not elect the Initial Payment Guarantee, then the amounts of the stabilized payments you receive will not be guaranteed.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment (i.e., the guaranteed payment). Once the Initial Payment Guarantee is added, the guaranteed percentage will not change during the life of the Initial Payment Guarantee.

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values after the annuity date.

The Initial Payment Guarantee fee is currently equal to an effective annual rate of 1.25% of the unit value in the subaccounts. The fee may be higher (or lower) at the time you annuitize. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only at the time you annuitize your contract. You cannot terminate this payment guarantee (or eliminate the charge for it) after you hae selected this option.

The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain contracts and may not be available for all contracts, in all states, or at all times.

Additional Death Benefit Rider

The optional Additional Death Benefit (“ADB”) Rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The ADB Rider is only available for issue ages through age 80. This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a non-qualified annuity under which death benefits are being distributed under a stretch withdrawal option.

ADB Rider Amount. The ADB Rider is only payable if you elected the rider prior to the death triggering the payment of the contract death benefit and a death benefit is payable under the contract.

The ADB Rider is equal to:

•	the ADB Rider factor (see below); multiplied by
•	the rider earnings on the date the death benefit is calculated.

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Rider earnings equal:

•	the account value on the date of death; minus
•	account value on the rider date; minus
•	purchase payments after the rider date; plus
•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB Rider if there are no rider earnings on the date the death benefit is calculated.

If you purchased your contract as part of a 1035 exchange or added the ADB Rider after you purchased the contract, rider earnings do not include any gains before the 1035 exchange or the date the ADB Rider was added to your contract. The ADB Rider factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under this rider unless (a) the rider is in force, (b) a death benefit is payable on the contract, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the contract and the ADB Rider will be considered.

Please see Appendix D for an example which illustrates the ADB Rider payable as well as the effect of a partial surrender on the ADB Rider.

Spousal Continuation. If a spouse is eligible to and elects to continue the contract as the new owner instead of receiving a death benefit and the ADB Rider Amount, the spouse will generally receive a one-time account value increase equal to the ADB Rider Amount. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80 if the ADB Rider is still being offered. Certain owners may have the option to continue the rider without receiving the one-time account value increase.

Rider Fee. A rider fee, 0.25% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB Rider would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,
•	the contract is annuitized or surrendered, or
•	the ADB Rider is paid or added to the account value under a spousal continuation.

Once terminated, the ADB Rider may be re-elected if still being offered, however, a new rider will be issued and the ADB Rider Amount will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The ADB Rider may vary for certain contracts and may not be available for all contracts, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly: For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

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Additional Death Benefit Rider II

The optional Additional Death Benefit Rider II (“ADB-II”) rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. The ADB-II rider is available only for issue ages through age 75. This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a non-qualified annuity under which death benefits are being distributed under a stretch withdrawal option.

ADB-II Amount. The ADB-II rider is only payable if a death benefit is paid on the base contract to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the account value less any purchase payments added after the rider date.

The rider benefit percentage may vary, but currently equals 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADB- II if the account value on the date the death benefit is paid is less than the purchase payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the contract and the additional benefit will be considered.

Please see Appendix E for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse is eligible and elects to continue the contract as the new owner instead of receiving the death benefit and additional benefit, the spouse will generally receive a one-time account value increase equal to the additional benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76 if the ADB-II is still being offered. Certain owners may have the option to continue the rider without receiving the one-time account value increase.

Rider Fee. A rider fee, currently 0.55% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,
•	the contract is annuitized or surrendered, or
•	the additional death benefit is paid or added to the account value under a spousal continuation.

Once terminated, the ADB-II may not be re-elected if still being offered for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

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The ADB-II may vary for certain contracts and may not be available for all contracts, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly: For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each purchase payment is subject to surrender charges. This rider was only available at the time you purchased the contract.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	7%
1 – 2	7%
2 – 3	6%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.40% of the daily net asset value in the subaccounts is deducted in calculating the variable accumulation unit values. The rider fee is only charged for the first four contract years. In addition, interest credited to the fixed account may be lower than interest credited to the contract without the Liquidity Rider.

Variable Accumulation Unit Values. After the end of the fourth contract year, the 0.40% rider fee will no longer be assessed. We intend to administer the removal of the 0.40% charge by changing to a different class of variable accumulation units. This will result in adjusting the number of variable accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth contract year. The elimination of the fee and the adjustment in the number of variable accumulation units and unit values will not affect contract values.

Performance Data. The Historical Performance Data in the SAI and in other marketing material does not reflect the fee for the Liquidity Rider. Performance figures would be lower if the fee were included.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain contracts and may not be available for all contracts, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly: For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Premium Accelerator Rider

The Premium Accelerator rider was only available at the time you purchased your contract and only if you were age 75 or younger. If you elect the Premium Accelerator rider at issue, the initial purchase payment and each subsequent purchase payment will receive a Premium Accelerator which is added to the account value. The Premium Accelerator is currently 2.25%; however, we may change the accelerator rate at any time. The amount of the Premium Accelerator is not considered a purchase payment and therefore may not be included in the calculation of certain contract features. No Premium Accelerator will apply if the contract is canceled pursuant to the right to cancel provision.

In certain unusual circumstances, you might be worse off because of the Premium Accelerator. This could happen if the overall investment performance of your contract is negative (if the overall investment performance of your contract is positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the Premium Accelerator.

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Rider Fee. There is a daily charge for the Premium Accelerator at an effective annual rate of 0.20% of the unit value in the subaccounts, but this fee is only deducted for the first nine contract years. Also, interest credited to the fixed account may be lower than interest credited to the contract without the Premium Accelerator rider. In addition to this fee, the surrender charge is higher and lasts longer if you elect the rider. In addition to the Rider Fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the Premium Accelerator.

The following schedule shows the surrender charges that apply during the nine years following payment of each purchase payment if you elect the Premium Accelerator rider:

Number of Years Since Purchase Payment Date	Surrender Charge (as a percentage of purchase payment surrendered)
0 – 1	9%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
7 – 8	2%
8 – 9	1%
more than 9	0%

You cannot elect both the Liquidity Rider and the Premium Accelerator rider.

Termination. The rider is irrevocable.

The Premium Accelerator rider may vary for certain contracts and may not be available for all contracts, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly: For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the contract issue date; or
•	diagnosed with a terminal condition after the contract issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

The Nursing Care and Terminal Condition Withdrawal Option may vary for certain contracts and may not be available for all contracts, in all states, or at all times.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the contract date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	the contract must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.

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You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

The Unemployment Waiver may vary for certain contracts and may not be available for all contracts, in all states or at all times.

Telephone Transactions

You may generally make transfers and change the allocation of additional purchase payments by telephone.

If you authorize your registered representative to make transfers and change the allocation of additional purchase payments by telephone:

•	select the Owner(s) and Owners Registered Representative box on the “Telephone Transfer Authorization” form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders. We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss. Dollar Cost Averaging programs that may be available under your contract:

•

Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new purchase payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER

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INFORMATION—Sending Forms and Transaction Requests in Good Order. Please note, Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional purchase payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional purchase payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current purchase payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.

If:

•	We do not receive all necessary information to begin or restart a Dollar Cost Averaging program.

Then:

•

Any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging Instructions are not received;

•	Any amount allocated to a variable source will be invested in that variable source and will remain in that variable investment option; and
•	New Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain contracts and may not be available for all contracts, in all states or at all times. See your contract for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

11.	OTHER INFORMATION

Ownership

You, as owner of the contract, exercise all rights under the contract. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified contract. An ownership change may be a taxable event.

Right to Cancel Period

You may return your contract for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the contract), or whatever longer time may be required by

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state law. The amount of the refund will generally be the purchase payments paid and accumulated gains or losses in the variable account. Please note, we will not credit interest on amounts that you allocate to the fixed account if you return your contract for a refund during the right to cancel period. If state law requires, we will refund your original purchase payment(s). We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract (at our Administrative Office) within the applicable time period. The contract will then be deemed void.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Contract until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; the Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Contract Owners (exactly as registered on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of

Terms. We reserve the right to reject electronic transactions that do not meet our requirements.

Mixed and Shared Funding

The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While the Company currently does not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. The Company and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, the Company would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.

Exchanges and/or Reinstatements

You can generally exchange a non-qualified annuity for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code, or transfer qualified annuities directly to another life insurance company as a “trustee-to-trustee transfer”. Before making the exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer an annuity contract for the contract described in this prospectus, then you might have to pay a

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surrender charge and tax, including a penalty tax, on your old annuity contract; and there may be a new surrender charge period under this annuity and other fees and charges may be higher (or lower) under this Contract, and the benefits under this Contract may be different. You should not exchange or transfer another annuity contract for this Contract unless you determine, after knowing all of the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this Contract. If you decide to purchase this Contract through a exchange or transfer, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you may have to pay tax on the surrender.

You may ask us to reinstate your Contract after such an exchange, transfer, full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to applicable Subaccounts. The dollar amount will be used to purchase new Accumulation Units at the then current price. Because of changes in market value, your new Accumulation Units may be worth more or less than the units you previously owned. Generally, unless you return the original check, your annuity contract is non-qualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount of the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.

Certain Offers

From time to time, the Company has (and may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.

When the Company makes an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as contract value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit and you retain your contract, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Assignment

You can also generally assign the contract any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. There may be limitations on your ability to assign a qualified contract. An assignment may have tax consequences.

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

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Transamerica Life Insurance Company

Transamerica Life Insurance Company is an Iowa stock life insurance company incorporated on June 30, 1906. It is mainly engaged in the sale of life insurance and annuity contracts. The address for Transamerica is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

Accordingly no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the contracts.

Financial Condition of the Company

We pay benefits under your Contract from our general account assets and/or from your Contract Value held in the Separate Account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your Contract Value that is allocated to the Subaccounts of the Separate Account. Your Contract Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a contract that exceed contract value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and contract value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the

56

result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our contract owners or to provide the collateral necessary to finance our business operations.

How to Obtain More Information. We encourage both existing and prospective Contract Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our contract owners, are available on our website at (https://www.transamerica.com/individual/what-we-do/about-us/financial strength), and the websites of these nationally recognized statistical ratings organizations—A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com) Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).

The Variable Account

Transamerica established a separate account, called Separate Account VA-2L, under the laws of the State of California on May 22, 1992. The variable account receives and invests the purchase payments that are allocated to it for investment in shares of the underlying fund portfolios.

The variable account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the variable account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the variable account are, in accordance with the contracts, credited to or charged against the variable account without regard to Transamerica’s other income, gains or losses.

The assets of the variable account are held in Transamerica’s name on behalf of the variable account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct. The variable account may include other subaccounts that are not available under these contracts.

Voting Rights

To the extent required by law, Transamerica will vote all shares of the underlying fund portfolios held in the variable account in accordance with instructions we receive from you and/or other individuals that have voting interests in the funds/portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of contract owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large contract values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate fund/portfolio.

Distribution of the Contracts

We have entered into a distribution agreement with TCI for the distribution and sales of the contracts.

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Under the agreement, the contracts were offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sold the contracts through written agreements with TCI. We pay commissions to TCI which are passed through to selling firms. We also pay TCI an “override” that is a percentage of total commissions paid on sales of our contracts which is not passed through to the selling firms and paid commissions to TCI for sales of the contracts by the selling firms. We also may pay compensation to financial institutions for their services in connection with the servicing of the contracts.

We have discontinued new sales of the contracts. You may, however, continue to make purchase payments to fund your contract pursuant to its terms, and exercise all other rights and options under your contract—such as reallocating your account value among investment choices, making partial surrenders, surrender your contract, and making changes of ownership of your contract.

Commissions of up to 7% of purchase payments plus an annual continuing fee based on account values will be paid to the selling firms (additional amounts may be paid as overrides to wholesalers). These commissions are not deducted from purchase payments.

To the extent permitted by FINRA rules of the Financial Industry Regulatory Authority, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or TCI havepaid selling firms additional amounts for: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or TCI may make payments to selling firms based on aggregate sales of our variable insurance contracts or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase the contract.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;
•	the surrender charge;
•	the mortality and expense risk fee;
•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and
•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the contract owners or the separate account.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

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Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the contract.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased contract and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on

TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the contract.

Cyber Security

Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying fund portfolios, intermediaries and other affiliated or third-party service provides may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying fund portfolios; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying fund portfolios invest, which may cause the underlying fund portfolios to lose value. There can be no assurance that we, the underlying fund portfolios or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches.

For a complete description regarding the Company’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com /individual/terms-of-use.

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Other Transamerica Policies

We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the contract offered by this Prospectus. Not every contract we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.

You should work with your financial professional to decide whether this contract is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Contract—General Provisions

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Contracts

Voting Rights

Other Products

Custody of Assets

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

Appendix B

Guaranteed Minimum Income Benefit – Additional Information

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APPENDIX A

PORTFOLIOLS ASSOCIATED WITH THE SUBACCOUNTS

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Dreyfus Investment Portfolios - Service Class(1)
Core Value Portfolio	Core Value Portfolio	The Dreyfus Corporation
Investment Objective: Long-term growth of capital, with current income as a secondary objective.
MidCap Stock Portfolio	MidCap Stock Portfolio	The Dreyfus Corporation
Investment Objective: Investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies.
Technology Growth Portfolio	Technology Growth Portfolio	The Dreyfus Corporation
Investment Objective: Capital appreciation.
Dreyfus Variable Investment Fund
Money Market Portfolio	Money Market Portfolio	The Dreyfus Corporation
Investment Objective: High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
Dreyfus Variable Investment Fund - Service Class(1)
Appreciation Portfolio	Appreciation Portfolio	The Dreyfus Corporation
Investment Objective: Long-term capital growth consistent with the preservation of capital.
Growth and Income Portfolio	Growth and Income Portfolio	The Dreyfus Corporation
Investment Objective: Long-term capital growth, current income and growth of income consistent with reasonable investment risk.
International Equity Portfolio	International Equity Portfolio	The Dreyfus Corporation
Investment Objective: Capital growth.
International Value Portfolio	International Value Portfolio	The Dreyfus Corporation
Investment Objective: Long-term capital growth.
Opportunistic Small Cap Portfolio	Opportunistic Small Cap Portfolio	The Dreyfus Corporation
Investment Objective: Capital growth.
Quality Bond Portfolio	Quality Bond Portfolio	The Dreyfus Corporation
Investment Objective: Maximize total return, consisting of capital appreciation and current income.
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class(1)		The Dreyfus Corporation
Investment Objective: Seeks to provide capital growth, with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc. - Service Class(1)		The Dreyfus Corporation
Investment Objective: Match the total return of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500® Index).
Transamerica Series Trust - Service Class(2)
TA Aegon Tactical Vanguard ETF – Balanced	Transamerica Aegon Active Asset Allocation – Moderate VP	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Aegon Tactical Vanguard ETF – Conservative	Transamerica Aegon Active Asset Allocation – Conservative VP	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Aegon Tactical Vanguard ETF – Growth	Transamerica Aegon Active Asset Allocation – Moderate Growth VP	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Legg Mason Dynamic Allocation - Balanced	Transamerica Legg Mason Dynamic Allocation – Balanced VP	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation – Growth	Transamerica Legg Mason Dynamic Allocation – Growth VP	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.

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SUBACCOUNT(2)	PORTFOLIO	ADVISOR/SUBADVISOR
TA Market Participation Strategy	Transamerica Market Participation Strategy VP	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation
TA PIMCO Tactical - Balanced	Transamerica PIMCO Tactical – Balanced VP	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA PIMCO Tactical - Conservative	Transamerica PIMCO Tactical – Conservative VP	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA PIMCO Tactical - Growth	Transamerica PIMCO Tactical – Growth VP	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA Vanguard ETF – Balanced	Transamerica Vanguard ETF Portfolio – Balanced VP	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF – Conservative	Transamerica Vanguard ETF Portfolio – Conservative VP	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF – Growth	Transamerica Vanguard ETF Portfolio – Growth VP	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
Transamerica Series Trust - Initial Class
TA WMC US Growth	Transamerica WMC US Growth VP	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.

(1)        As of January 22, 2001, new contract owners may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the TA WMC US Growth Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and TA WMC US Growth Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.

(2)        Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

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APPENDIX B

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for contracts with the highest total variable account expenses and contracts with the lowest total variable account expenses available on December 31, 2014. Should the total variable account expenses applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.098169 $1.013026 $0.000000	$1.110134 $1.098169 $1.013026	0.000 0.000 0.000
TA Aegon Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.056613 $1.011500 $0.000000	$1.068011 $1.056613 $1.011500	0.000 0.000 0.000
TA Aegon Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.155903 $1.016940 $0.000000	$1.164077 $1.155903 $1.016940	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.069549 $1.002319 $0.000000	$1.131972 $1.069549 $1.002319	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation – Growth – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.124954 $0.997398 $0.000000	$1.187266 $1.124954 $0.997398	0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2014 2013 2012	$1.100542 $0.986966 $0.000000	$1.160081 $1.100542 $0.986966	0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2014 2013 2012	$1.080345 $0.990058 $0.000000	$1.136528 $1.080345 $0.990058	0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2014 2013 2012	$1.047710 $0.992925 $0.000000	$1.111333 $1.047710 $0.992925	0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2014 2013 2012	$1.122352 $0.984897 $0.000000	$1.164992 $1.122352 $0.984897	0.000 0.000 0.000
TA Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.103486 $1.015031 $0.000000	$1.125544 $1.103486 $1.015031	0.000 0.000 0.000
TA Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.060662 $1.011623 $0.000000	$1.089027 $1.060662 $1.011623	0.000 0.000 0.000
TA Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.181033 $1.019139 $0.000000	$1.197976 $1.181033 $1.019139	0.000 0.000 0.000

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Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.905408 $1.474365 $1.335537 $1.422934 $1.237108 $0.981483 $1.863447 $1.642755 $1.548751 $1.362102 $1.205665 $1.000000	$2.065341 $1.905408 $1.474365 $1.335537 $1.422934 $1.237108 $0.981483 $1.863447 $1.642755 $1.548751 $1.362102 $1.205665	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.756492 $1.490069 $1.386915 $1.307255 $1.164695 $0.976695 $1.424649 $1.366806 $1.205500 $1.186683 $1.160764 $1.000000	$1.847777 $1.756492 $1.490069 $1.386915 $1.307255 $1.164695 $0.976695 $1.424649 $1.366806 $1.205500 $1.186683 $1.160764	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.670321 $1.155076 $0.984789 $1.174493 $0.920236 $0.750021 $1.235564 $1.427691 $1.413529 $1.372503 $1.266961 $1.000000	$1.651108 $1.670321 $1.155076 $0.984789 $1.174493 $0.920236 $0.750021 $1.235564 $1.427691 $1.413529 $1.372503 $1.266961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.793745 $1.347654 $1.173120 $1.239478 $1.073949 $0.857056 $1.477374 $1.399814 $1.255088 $1.246372 $1.191613 $1.000000	$1.922020 $1.793745 $1.347654 $1.173120 $1.239478 $1.073949 $0.857056 $1.477374 $1.399814 $1.255088 $1.246372 $1.191613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$2.096944 $1.830304 $1.527489 $1.840057 $1.718665 $1.410603 $2.508614 $2.201016 $1.833214 $1.641669 $1.354955 $1.000000	$1.986563 $2.096944 $1.830304 $1.527489 $1.840057 $1.718665 $1.410603 $2.508614 $2.201016 $1.833214 $1.641669 $1.354955	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

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Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.738664 $1.452520 $1.324506 $1.671152 $1.643594 $1.289430 $2.114222 $2.085516 $1.746545 $1.602717 $1.370969 $1.000000	$1.533838 $1.738664 $1.452520 $1.324506 $1.671152 $1.643594 $1.289430 $2.114222 $2.085516 $1.746545 $1.602717 $1.370969	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.172857 $1.224180 $1.176200 $1.128949 $1.069454 $0.956306 $1.026025 $1.018191 $1.004393 $1.006681 $1.001382 $1.000000	$1.196354 $1.172857 $1.224180 $1.176200 $1.128949 $1.069454 $0.956306 $1.026025 $1.018191 $1.004393 $1.006681 $1.001382	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$.899070 $0.921544 $0.944718 $0.968219 $0.992351 $1.015837 $1.015488 $0.992672 $0.972772 $0.971215 $0.987637 $1.000000	$.877134 $.899070 $0.921544 $0.944718 $0.968219 $0.992351 $1.015837 $1.015488 $0.992672 $0.972772 $0.971215 $0.987637	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.832903 $1.426438 $1.266325 $1.277224 $1.142982 $0.929474 $1.520159 $1.484296 $1.320501 $1.295964 $1.203814 $1.000000	$2.022535 $1.832903 $1.426438 $1.266325 $1.277224 $1.142982 $0.929474 $1.520159 $1.484296 $1.320501 $1.295964 $1.203814	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.790953 $1.369973 $1.257314 $1.280339 $1.145668 $0.880023 $1.379038 $1.315139 $1.237124 $1.226842 $1.187097 $1.000000	$1.976732 $1.790953 $1.369973 $1.257314 $1.280339 $1.145668 $0.880023 $1.379038 $1.315139 $1.237124 $1.226842 $1.187097	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

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Subaccount	Year	2.50%
		Beginning AUV	Ending AUV	# Units
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.823467 $1.359058 $1.180467 $1.287518 $1.168534 $1.015423 $1.624791 $1.620485 $1.370792 $1.334826 $1.227797 $1.000000	$1.958381 $1.823467 $1.359058 $1.180467 $1.287518 $1.168534 $1.015423 $1.624791 $1.620485 $1.370792 $1.334826 $1.227797	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$2.188143 $1.665072 $1.430290 $1.463082 $1.181307 $0.894755 $1.540180 $1.557298 $1.482349 $1.394676 $1.251541 $1.000000	$2.385828 $2.188143 $1.665072 $1.430290 $1.463082 $1.181307 $0.894755 $1.540180 $1.557298 $1.482349 $1.394676 $1.251541	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$2.157234 $1.668911 $1.483177 $1.653173 $1.306906 $0.852831 $1.487945 $1.332880 $1.313126 $1.300592 $1.330119 $1.000000	$2.243072 $2.157234 $1.668911 $1.483177 $1.653173 $1.306906 $0.852831 $1.487945 $1.332880 $1.313126 $1.300592 $1.330119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

66

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.119968 $1.021034 $0.000000	$1.145573 $1.119968 $1.021034	6,426.030 0.000 0.000
TA Aegon Tactical Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.077581 $1.019500 $0.000000	$1.102118 $1.077581 $1.019500	0.000 0.000 0.000
TA Aegon Tactical Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.178848 $1.024980 $0.000000	$1.201242 $1.178848 $1.024980	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation – Balanced – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.090765 $1.010238 $0.000000	$1.168109 $1.090765 $1.010238	40,182.929 0.000 0.000
TA Legg Mason Dynamic Allocation – Growth – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.147282 $1.005291 $0.000000	$1.225180 $1.147282 $1.005291	0.000 0.000 0.000
TA Market Participation Strategy – Service Class Sub-Account inception September 17, 2012	2014 2013 2012	$1.117353 $0.990317 $0.000000	$1.191751 $1.117353 $0.990317	0.000 0.000 0.000
TA PIMCO Tactical – Balanced – Service Class Sub-Account inception September 17, 2012	2014 2013 2012	$1.096839 $0.993410 $0.000000	$1.167565 $1.096839 $0.993410	0.000 0.000 0.000
TA PIMCO Tactical – Conservative – Service Class Sub-Account inception September 17, 2012	2014 2013 2012	$1.063716 $0.996292 $0.000000	$1.141668 $1.063716 $0.996292	0.000 0.000 0.000
TA PIMCO Tactical – Growth – Service Class Sub-Account inception September 17, 2012	2014 2013 2012	$1.139510 $0.988238 $0.000000	$1.196809 $1.139510 $0.988238	0.000 0.000 0.000
TA Vanguard ETF – Balanced – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.125389 $1.023061 $0.000000	$1.161484 $1.125389 $1.023061	0.000 0.000 0.000
TA Vanguard ETF – Conservative – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.081714 $1.019619 $0.000000	$1.123795 $1.081714 $1.019619	0.000 0.000 0.000
TA Vanguard ETF – Growth – Service Class Sub-Account inception May 1, 2012	2014 2013 2012	$1.204465 $1.027195 $0.000000	$1.236216 $1.204465 $1.027195	0.000 0.000 0.000
TA WMC US Growth – Initial Class Sub-Account inception May 4, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267 $1.436101 $1.248282 $1.091940 $0.842931	$2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267 $1.436101 $1.248282 $1.091940	20,418.484 20,517.318 20,619.307 22,858.504 25,865.608 44,782.601 47,290.861 69,299.643 113,676.706 72,960.000 47,357.000 43,548.632
Appreciation Portfolio – Service Class Sub-Account inception April 5, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.700350 $1.425566 $1.311266 $1.221521 $1.075574 $0.891412 $1.284966 $1.218288 $1.061961 $1.033187 $0.998754 $0.837329	$1.809903 $1.700350 $1.425566 $1.311266 $1.221521 $1.075574 $0.891412 $1.284966 $1.218288 $1.061961 $1.033187 $0.998754	484,132.528 674,084.333 884,949.337 1,216,310.458 1,457,887.151 1,812,757.421 2,167,202.449 2.407,320.669 2,695,398.530 3,041,573.000 3,211,030.000 3,442,054.087

67

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio – Service Class Sub-Account inception January 4, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.440474 $0.984482 $0.829461 $0.977679 $0.757075 $0.609812 $0.992750 $1.133591 $1.109241 $1.064476 $0.971085 $0.748900	$1.440779 $1.440474 $0.984482 $0.829461 $0.977679 $0.757075 $0.609812 $0.992750 $1.133591 $1.109241 $1.064476 $0.971085	108,546.584 137,418.923 149,781.358 166,450.234 252,534.188 303,541.078 385,410.368 446,760.263 601,316.426 671,516.000 662,380.000 597,001.992
Growth and Income Portfolio – Service Class Sub-Account inception December 15, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.649270 $1.224607 $1.053470 $1.100052 $0.942007 $0.742957 $1.265618 $1.185061 $1.050136 $1.030669 $0.973826 $0.780676	$1.788138 $1.649270 $1.224607 $1.053470 $1.100052 $0.942007 $0.742957 $1.265618 $1.185061 $1.050136 $1.030669 $0.973826	104,082.155 115,104.543 179,387.531 351,441.550 392,846.224 461,651.396 570,086.410 605,783.934 451,803.920 566,172.000 576,194.000 666,792.985
International Equity Portfolio – Service Class Sub-Account inception December 15, 1994	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.966784 $1.696605 $1.399254 $1.665856 $1.537756 $1.247347 $2.192161 $1.900731 $1.564621 $1.384779 $1.129519 $0.802572	$1.885328 $1.966784 $1.696605 $1.399254 $1.665856 $1.537756 $1.247347 $2.192161 $1.900731 $1.564621 $1.384779 $1.129519	12,017.042 21,736.084 35,205.283 45,393.771 76,242.927 129,123.493 175,403.084 193,194.949 188,094.544 154,923.000 134,601.000 154,826.113
International Value Portfolio – Service Class Sub-Account inception May 1, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.538243 $1.270039 $1.144476 $1.427103 $1.387156 $1.075498 $1.742696 $1.698797 $1.406073 $1.275222 $1.078034 $0.801301	$1.373119 $1.538243 $1.270039 $1.144476 $1.427103 $1.387156 $1.075498 $1.742696 $1.698797 $1.406073 $1.275222 $1.078034	103,347.256 185,421.987 203,405.177 222,516.127 237,592.163 273,493.440 406,686.599 411,957.056 386,132.186 403,033.000 392,995.000 432,606.442
Quality Bond Portfolio – Service Class Sub-Account inception January 4, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.424236 $1.469150 $1.394951 $1.323281 $1.238867 $1.094832 $1.160859 $1.138430 $1.109887 $1.099429 $1.080807 $1.044870	$1.469971 $1.424236 $1.469150 $1.394951 $1.323281 $1.238867 $1.094832 $1.160859 $1.138430 $1.109887 $1.099429 $1.080807	808,831.312 939,849.505 1,151,331.088 1,636,862.753 2,044,029.576 2,410,268.013 3,283,676.869 3,669,557.399 3,616,035.980 4,195,283.000 4,757,185.000 5,082,325.772

68

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Money Market Portfolio – Initial Class Sub-Account inception January 4, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.018481 $1.031667 $1.045205 $1.058682 $1.072358 $1.084873 $1.071773 $1.035356 $1.002764 $0.989478 $0.994396 $1.000352	$1.005373 $1.018481 $1.031667 $1.045205 $1.058682 $1.072358 $1.084873 $1.071773 $1.035356 $1.002764 $0.989478 $0.994396	681,300.271 971,894.524 1,023,207.714 1,145,568.311 1,429,428.138 1,738,166.819 2,710,390.000 3,512,649.911 758,300.759 523,734.000 518,366.000 818,219.148
Dreyfus Stock Index Fund, Inc. – Service Class Sub-Account inception January 4, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.752805 $1.348154 $1.182755 $1.179004 $1.042741 $0.838028 $1.354472 $1.306942 $1.149142 $1.114620 $1.023219 $0.809430	$1.957040 $1.752805 $1.348154 $1.182755 $1.179004 $1.042741 $0.838028 $1.354472 $1.306942 $1.149142 $1.114620 $1.023219	296,691.423 377,016.189 440,385.789 711,053.806 1,090,113.295 1,471,600.222 2,266,979.063 2,426,889.780 2,708,040.028 2,723,433.000 2,767,334.000 2,406,711.640
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Sub-Account inception October 7, 1993	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.588502 $1.200889 $1.089166 $1.096162 $0.969400 $0.735914 $1.139638 $1.074032 $0.998515 $0.978656 $0.935828 $0.753859	$1.774035 $1.588502 $1.200889 $1.089166 $1.096162 $0.969400 $0.735914 $1.139638 $1.074032 $0.998515 $0.978656 $0.935828	76,184.685 78,952.643 81,691.267 100,448.225 102,838.896 104,640.477 156,392.518 153,322.816 159,276.298 157,734.000 232,538.000 215,521.606
Core Value Portfolio – Service Class Sub-Account inception May 1, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.684391 $1.240729 $1.065003 $1.148009 $1.029738 $0.884328 $1.398348 $1.378233 $1.152258 $1.108933 $1.008051 $0.796894	$1.830454 $1.684391 $1.240729 $1.065003 $1.148009 $1.029738 $0.884328 $1.398348 $1.378233 $1.152258 $1.108933 $1.008051	247,127.199 361,206.163 396,823.841 551,879.534 712,880.521 1,014,209.498 1,344,338.315 1,607,192.458 1,792,437.255 2,073,521.000 2,195,500.000 2,193,220.004
MidCap Stock Portfolio – Service Class Sub-Account inception May 1, 1998	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$2.052010 $1.543218 $1.310014 $1.324376 $1.056815 $0.791082 $1.345693 $1.344626 $1.264968 $1.176271 $1.043162 $0.803700	$2.263914 $2.052010 $1.543218 $1.310014 $1.324376 $1.056815 $0.791082 $1.345693 $1.344626 $1.264968 $1.176271 $1.043162	175,393.803 239,360.728 338,155.271 412,191.915 494,721.508 668,775.315 771,042.170 844,573.886 873,328.659 992,114.000 1,028,138.000 912,997.391

69

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Technology Growth Portfolio – Service Class Sub-Account inception October 1, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005 2004 2003	$1.912641 $1.462361 $1.284316 $1.414790 $1.105381 $0.712882 $1.229139 $1.088089 $1.059442 $1.037076 $1.048150 $0.704948	$2.012309 $1.912641 $1.462361 $1.284316 $1.414790 $1.105381 $0.712882 $1.229139 $1.088089 $1.059442 $1.037076 $1.048150	77,211.388 77,742.915 80,270.821 80,749.852 110,782.129 100,345.273 121,821.043 134,693.791 136,396.712 220,934.000 262,023.000 172,388.483

70

APPENDIX C

CONTRACT VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the contract. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the contract. There may be additional variations. Please see your actual contract and any attachments for determining your specific coverage.

Contract Form/Endorsement	Approximate First Issue Date
GNC-33-194 (Contract Form)	January 1993
AV696 101 145 901 (Contract Form)	May 1, 2002
RGMI 16 1101 (GMIB Rider)	May 1, 2002
RTP 3 401 (Additional Death Benefit Rider)	May 1, 2002

Product Feature	GNC-33-194	AV696 101 145 901, RGMI 16 1101, RTP 3 401
Excess Interest Adjustment	Yes	Yes
Guaranteed Minimum Death Benefit Option(s)	Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit (with a cap of 200%)	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit and Return of Premium
Guaranteed Period Options (available in the fixed account)	1, 3, 5 and seven guaranteed periods available.	1, 3, 5 and seven guaranteed periods available.
Minimum effective annual interest rate applicable to the fixed account	3%	2%
Asset Rebalancing	Yes	Yes
Death Proceeds	Greatest of (1) the account value; or (2) the guaranteed minimum death benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of the death proceeds.	Greatest of (1) the account value; (2) cash value; or (3) guaranteed minimum death benefit, plus purchase payments, less gross partial surrenders from the date of death to the date the death benefit is paid.
Distribution Financing Charge	N/A	N/A
Is Mortality & Expense Risk Fee different after the annuity date?	No	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes
Service Charge	Assessed at the end of each contract year before the annuity date and at the time of surrender; Waived if the account value exceeds $50,000 on the last business day of the contract year or at the time of surrender. This service charge is deducted pro-rate from each investment choice.	An annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes
Unemployment Waiver	No	Yes
Guaranteed Minimum Income Benefit	Yes	Yes
Additional Death Benefit Rider	Yes	Yes
Liquidity Rider	No	Yes
Premium Accelerator	No	Yes

71

APPENDIX D

ADDITIONAL DEATH BENEFIT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Additional Death Benefit Rider additional death benefit payable by the rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date:

Example 1

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Account Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Account Value on date of surrender – Account Value on Rider Date – Purchase payments paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Contract Death Benefit on the date of Death Benefit Calculation:	$200,000
Account Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Account Value on date of death benefit calculations – account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings= $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base contract death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Account Value on the Rider Date:	$100,000
Purchase payments paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Contract Death Benefit on the date of Death Benefit Calculation:	$100,000
Account Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Account Value on date of death benefit calculations– account value on Rider Date – Purchase payments since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base contract death benefit plus Additional Death Benefit Amount):	$100,000

72

APPENDIX E

ADDITIONAL DEATH BENEFIT RIDER II — ADDITIONAL INFORMATION

Assume the Additional Death Benefit Rider II is added to a new contract opened with $100,000 initial purchase payment. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Account Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 purchase payment in the 3rd Rider Year when the Account Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Account Value is equal to $145,000. After 5 years, the Account Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial account value since new contract)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Account Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Account Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Purchase payment addition (= Account Value less purchase payments added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Purchase payment addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less purchase payments added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less purchase payments added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base contract Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

73

APPENDIX F

GUARANTEED MINIMUM INCOME BENEFIT – NO LONGER AVAILABLE

The optional Guaranteed Minimum Income Benefit assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after seven years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Guaranteed Minimum Income Benefit payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Guaranteed Minimum Income Benefit rider will not be issued if you are 80 years old or older (earlier if required by state law).

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted account value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1)

the largest account value on the rider date or on any rider anniversary prior to the annuitant’s 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted as below and any premium taxes after the date of the largest account value); or

2)	the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective interest rate specified on page one of the rider up to:
a)	the rider anniversary prior to the annuitant’s 81st birthday;
b)	the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

You can annuitize under the Guaranteed Minimum Income Benefit (subject to the conditions described in this section) at the greater of the annuity purchase amount or the minimum annuitization value.

The annual effective interest rate is current 6% per year; we may, at our discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your contract, the annual rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar.

The Guaranteed Minimum Income Benefit does not establish or guarantee account value or guarantee performance of any investment option.

The minimum annuitization value may only be used to annuitize using the Guaranteed Minimum Income Benefit payment options provided by the Guarantee Minimum Income Benefit and may not be used with any of the annuity payment options listed in Section 7 of this prospectus.

74

The Guaranteed Minimum Income Benefit payment options are:

•

Life Income—An election may be made for “No Period Certain” or “10 Years Certain”. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•

Joint and Full Survivor—An election may be made for “No Period Certain” or “10 Years Certain”. Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Guaranteed Minimum Income Benefit annuity payments and does not establish or guarantee a account value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3.0% assumed investment return, to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payments described in Section 7 above), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted account value at otherwise applicable annuity factors.

Therefore, the Guaranteed Minimum Income Benefit should be regarded as a safety net. The costs of annuitizing under the Guaranteed Minimum Income Benefit include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee option described below also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0% assumed investment return) that provide for higher payment levels for a given account value than the Guaranteed Minimum Income Benefit (which uses a 3.0% assumed investment return to calculate the first annuity payment and a 5.0% rate to calculate all subsequent payments). You should carefully consider these factors, since electing annuity payments under the Guaranteed Minimum Income Benefit will generally be advantageous only when the minimum annuitization value is sufficiently in excess of the adjusted account value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the account value on a contract anniversary. This may be done within thirty days after any contract anniversary before your 88th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

75

If you upgrade:

•	the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
•	the new fees, thresholds and factors may be higher (or lower) than before;
•	the new annual growth rate may be lower (or higher) than before; and
•	you will have a new seven year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted account value exceeds your minimum annuitization value at the time you elect to upgrade.

Conditions of Exercise of the Guaranteed Minimum Income Benefit. You can only annuitize using the Guaranteed Minimum Income Benefit within the 30 days after the seventh or later contract anniversary after the Guaranteed Minimum Income Benefit is elected or, in the case of an upgrade of the minimum annuitization value, the seventh or later contract anniversary following the upgrade. Transamerica may, at its discretion, change the waiting period before the Guaranteed Minimum Income Benefit can be exercised in the future. You cannot, however, annuitize using the Guaranteed Minimum Income Benefit after the rider anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the Guaranteed Minimum Income Benefit on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Guaranteed Minimum Income Benefit.

Guaranteed Minimum Payment Option. If you elect the guaranteed minimum payment option at the time of annuitization, annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be “stabilized” or held constant during each contract year.

During the first contract year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each contract anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that contract year. The stabilized payment on each contract anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

If you elect not to receive guaranteed minimum payments, your payments:

•	are not guaranteed and may be less than the initial payment;
•	will vary according to the investment performance of the investment options you select; and
•	will not be stabilized.

Rider Fee. A rider fee, currently 0.45% of the minimum annuitization value on the contract anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable subaccount and the fixed account in proportion to the amount of account value in each variable subaccount and the fixed account. This fee is deducted even if the adjusted account value exceeds the minimum annuitization value.

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Guaranteed Minimum Payment Fee. If you elect the guaranteed minimum payment option at the time of annuitization, a guaranteed minimum payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the variable account, is reflected in the amount of the variable payments you receive if you annuitize under the Guaranteed Minimum Income Benefit, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed minimum payment fee is included on page one of the rider. This option is irrevocable (you cannot stop paying the fee once annuity payments begin).

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

•	annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Guaranteed Minimum Income Benefit);
•	upgrade of the minimum annuitization value (although a new rider will be issued);
•	termination of your contract; or
•	30 days after the rider anniversary after your 94th birthday (earlier if required by state law).

The Guaranteed Minimum Income Benefit described in this prospectus uses a 3.0% assumed investment return to calculate the first payment. Therefore, for a given dollar amount of account value applied to an annuity payment, the initial payment will be lower with the Guaranteed Minimum Income Benefit than with the Initial Payment Guarantee.

The Guaranteed Minimum Income Benefit may vary by state and may not be available in all states.

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DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA-2L

Supplement Dated May 1, 2015

to the

Prospectus dated May 1, 2015

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Dreyfus/Transamerica Triple Advantage® Variable Annuity dated May 1, 2015

STATEMENT OF ADDITIONAL INFORMATION

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA-2L

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage® Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2015 by calling 1-800-525-6205, or by writing to Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information. Transamerica Life Insurance Company will not accept purchase payments for new contracts.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the contract and the underlying fund portfolios.

Dated: May 1, 2015

2

GLOSSARY OF TERMS

Account Value — On or before the annuity date, the account value is equal to the owner’s:

—	purchase payments; minus

—	partial surrenders (including the net effect any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

—	interest credited in the fixed account; plus

—	accumulated gains in the variable account; minus

—	accumulated losses in the variable account; minus

—	service charges, premium taxes, rider fees, transfer fees, and any other charges, if any.

Adjusted Account Value — An amount equal to the account value increased or decreased by any excess interest adjustments.

Administrative Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001, (800) 525-6205.

Annuitant — The person during whose life any annuity payments involving life contingencies will continue.

Annuity Date — The date upon which annuity payments are to commence.

Annuity Payment — An amount paid by Transamerica at regular intervals after the annuity date to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Beneficiary — The person who has the right to the death benefit as set forth in the contract.

Business Day — A day when the New York Stock Exchange is open for business.

Cash Value — The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Contract Year — A contract year begins on the policy date and on each contract anniversary thereof.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the contract is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) applied to the annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the contract that are part of Transamerica’s general assets and which are not in the variable account.

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Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Contract — A contract other than a qualified contract.

Owner (You) — The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information that we require to issue a contract.

Purchase Payment — An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the contract.

Qualified Contract — A contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Service Charge — An annual charge on each contract anniversary (and a charge at the time of surrender during any contract year) for contract maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the account value.

Subaccount — A subdivision within the variable account, the assets of which are invested in a specified underlying fund.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each purchase payment depending upon the length of time from the date of each purchase payment. The surrender charge is assessed on full or partial surrenders from the contract. The surrender charge may also be referred to as a “contingent deferred sales charge.”

Variable Account — Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”), as amended, to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit — An accounting unit of measure used to determine the account value in the variable account before the annuity date.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the variable account.

Variable Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Valuation Period — The period of time from the close of business on a valuation day (typically 4:00 p.m. Eastern time) to the close of business on the next valuation day.

Written Notice — Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the Administrative Office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract, which may be of interest to a prospective purchaser.

THE CONTRACT — GENERAL PROVISIONS

Owner

The contract belongs to the owner upon issuance of the contract after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the contract; (2) surrender the contract; (3) amend or modify the contract with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the contract, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the contract. It may be necessary to open a probate estate in order to exercise ownership rights to the contract.

The owner may change the ownership of the contract in a written notice. When this change takes effect, all rights of ownership in the contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The contract, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the contract to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Gender

During the Accumulation Phase. If the age of any person upon whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.

TLIC reserves the right to terminate the policy at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.

After the Annuity Commencement Date. TLIC may require proof of the annuitant’s or owner’s age and/or gender before any payments associated with any benefits are made. If the age or gender of the annuitant and/or owner has been misstated, TLIC will change the payment associated with any benefits payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest as specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.

Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted account value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the contract’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the contract
C	=	Current guaranteed interest rate then being offered on new purchase payments for the next longer option period than “M”. If this contract form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

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Example 1 (Full Surrender, rates increase by 3%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of annuity year 2
Account value at middle of annuity year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of annuity year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C) * (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted account value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,507.48 - 54,181.21 = -2,673.73
Adjusted account value	= account value + excess interest adjustment = 54,181.21 + (-2,673.73) = 51,507.48
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .07 = 3,442.68
Net surrender value at middle of contract year 2	= 51,507.48 – 3,442.68 = 48,064.80
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of $48,064.80 is greater than the minimum of $47,040.11

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Example 2 (Full Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of contract year 2
Account value at middle of contract year 2
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.02) ^ 1.5 = 51,507.48
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S * (G-C) * (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted account value	= 54,181.21 + 1,750.00 = 55,931.21
Portion of surrender charge-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21
Portion of surrender charge-free amount which is deducted from purchase payments	= 5,000.00 – 4,181.21 = 818.79
Surrender charges	= (50,000.00 – 818.79) * .07 = 3,442.68
Net surrender value at middle of contract year 2	= 55,931.21 – 3,442.68 = 52,488.53
Net surrender value minimum	= 90% x 50,000 x 1.03 ^ (l.5) = 47,040.11
The net surrender value of 52,448.53 is greater than the minimum of 47,040.11

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the account value is sufficient). Amounts surrendered will reduce the account value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial surrender amount.

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Example 3 (Partial Surrender, rates increase by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 – .065) * (42/12) = -553.66
EPW = 20,000.00 – 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge),

New EPW = 15,000/(1 – ..07) = 16,129.03

SC = .07 * (16,129.03 – (-553.66)) = 1,167.79
Remaining account value at middle of contract year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,167.79) = 32,459.76

Example 4 (Partial Surrender, rates decrease by 1%):

Single purchase payment:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 2
Account value at middle of contract year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
10% of Purchase Payments	= 50,000.00 * .10 = 5,000.00
Surrender charge free amount at middle of contract year 2	= 5,000.00
Excess interest adjustment free amount	= 4,181.21
Excess interest adjustment/surrender charge
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 – .045)* (42/12) = 553.66
EPW = 20,000.00 – 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1 – ..07) = 16,129.03

SC = .07 * (16,129.03 – 553.66) = 1,090.28
Remaining account value at middle of contract year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 – 553.66 + 1,090.28) = 33,644.59

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Reallocation of Variable Annuity Units After the Annuity Date

After the annuity date, you may reallocate the value of a designated number of variable annuity units of a subaccount then credited to a contract into an equal value of variable annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the variable annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the variable annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the variable annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those variable annuity units as part of the transfer. The request must be in writing to Transamerica’s Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of variable annuity units may be made up to four times in any given contract year.

After the annuity date, no transfers may be made from the fixed account to the variable account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by Transamerica in good order at least thirty (30) days prior to the annuity date (elections less than 30 days require prior approval). If no election is made prior to the annuity date, annuity payments will be made using (i) life income with level fixed payments for 10 years certain, using the existing adjusted account value of the fixed account, or (ii) life income with variable payments for 10 years, certain using the existing account value of the variable account, or (iii) a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the variable account selected by the annuitant or beneficiary.

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Determination of the First Variable Payment. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using variable annuity units which are credited to the contract. The number of variable annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the variable annuity unit value of that subaccount on the annuity date. The number of variable annuity units of each particular subaccount credited to the contract then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of variable annuity units of each particular subaccount credited to the contract by the variable annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death proceeds and account value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the amount of the gross partial surrender;
(2)	is the adjustment factor = current death benefit prior to the surrender divided by the account value prior to the surrender.

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The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

Example 1 (Assumed Facts for Example)
$75,000	current guaranteed minimum death benefit before surrender
$50,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	Requested surrender
$5,000	Surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)
$10,494	Reduction in account value due to excess partial surrender = 10,000 - 100 + 594
$15,494	Total Gross Partial Surrender = 5,000 + 10,494
$23,241	adjusted partial surrender = 15,494 * (75,000/50,000)
$51,759	New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241
$34,506	New account value (after surrender) = 50,000 - 15,494

Summary:

Reduction in guaranteed minimum death benefit	= $23,241
Reduction in account value	= $15,494

Note, guaranteed minimum death benefit is reduced more than the account value because the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

Example 2 (Assumed Facts for Example)
$50,000	current guaranteed minimum death benefit before surrender
$75,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$7,500	surrender charge-free amount (assumes penalty free surrender is available)
$7,500	excess partial surrender (amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (- 100)]
$8,056	reduction in account value due to excess partial surrender = 7500 - (- 100) + 456 = 7500 + 100 + 456
$15,556	Total Gross Partial Surrender = 7,500 + 8,056
$15,556	adjusted partial surrender = 15,556 * (75,000/75,000)
$34,444	New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
$59,444	New account value (after surrender) = 75,000 - 15,556

Summary:

Reduction in guaranteed minimum death benefit	= $15,556
Reduction in account value	= $15,556

Note, the guaranteed minimum death benefit and account value are reduced by the same amount because the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

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Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the contract, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the contract as the new annuitant and owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designations.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity date, then the entire value of the contract must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified contracts.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the contract if your contract is a nonqualified contract. An assignment will not be binding on Transamerica until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

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Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the contract before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified contracts is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The contract will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the contract is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the contract.

Transamerica reserves the right to amend the contracts to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each purchase payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, multiplied by a discounted rate (such as the assumed investment rate or “AIR”.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary.

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Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of variable annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Variable Annuity Units with Stabilized Payments
AIR			5.00%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were   charged, the numbers would be lower.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of variable accumulation units and variable annuity units, and to determine annuity payment rates.

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Variable Accumulation Units

Allocations of a purchase payment directed to a subaccount are credited in the form of variable accumulation units. Each subaccount has a distinct variable accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the variable accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the variable accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolios, expenses, and deductions of certain charges affect the value of a variable accumulation unit.

Upon allocation to the selected subaccount, purchase payments are converted into variable accumulation units of the subaccount. The number of variable accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of a variable accumulation unit for that subaccount as next determined after the purchase payment is received at the Administrative Office or, in the case of the initial purchase payment, when the enrollment form is completed, whichever is later. The value of a variable accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of a variable accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of a variable accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of a variable accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the variable accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the total variable account annual expenses and any optional benefit fees, if applicable.

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Illustration of Variable Account Variable Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.45% on an annual basis; On a daily basis, this equals ..000039442.

Then, the net investment factor =	(11.57 + 0 - 0) - .000039442 = Z = 1.014872839
(11.40)

Formula and Illustration for Determining Variable Accumulation Unit Value

Variable Accumulation Unit Value = A * B

Where:

A =	The variable accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the variable accumulation unit value = $X * Y = $Z

Variable Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

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(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the certificate used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity date. The contract also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Variable Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Variable Annuity Unit Value

Variable Annuity Unit Value = A * B * C

Where:

A =	variable annuity unit value for the immediately preceding valuation period.
Assume = $X

B =	Net investment factor for the valuation period for which the variable annuity unit value is being calculated.
Assume = Y

C =	A factor to neutralize the assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the variable annuity unit value is:

$X * Y * Z = $Q

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Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted account value as of the annuity date.
Assume = $X

B =	The Annuity purchase rate per $1,000 of adjusted account value based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the contract.
Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Variable Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of variable annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.
Assume = $X

B =	The variable annuity unit value for the valuation date on which the first monthly payment is due.
Assume = $Y

Then, the number of variable annuity units =	$X = Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount, which invests in the Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

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Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of purchase payments surrendered based on the number of years since the purchase payment was made. However, surrender charges will not be assessed after the seventh contract year.

Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

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Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the variable account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on or investment performance of assets held in the variable account or of the safety or riskiness of an investment in the variable account.

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Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly purchase payments deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE CONTRACTS

TCI as the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. During fiscal year 2014, 2013 and 2012, respectively, $261,822, $304,309 and $370,286 were paid to TCI, as underwriter of the contracts; no amounts were retained by TCI.

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VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the variable account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person’s number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity contracts available that may also be funded through the variable account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the variable account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2014 and the statutory-basis financial statements and schedules of Transamerica at December 31, 2014, appearing herein, have been audited by PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, IL 60606, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

The statements of operations and changes in net assets of the Separate Account at December 31, 2013 and for the periods December 31, 2013 and before disclosed in the financial statements, and the statutory-basis balance sheets of Transamerica at December 31, 2013 and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the two years in the period ended, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the variable account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA-2L, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners, are contained herein. The statutory-basis financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the variable account.

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The variable accumulation unit values and the number of variable accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.098169	$1.110134	0.000
Sub-Account inception May 1, 2012	2013	$1.013026	$1.098169	0.000
	2012	$1.000000	$1.013026	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.056613	$1.068011	0.000
Sub-Account inception May 1, 2012	2013	$1.011500	$1.056613	0.000
	2012	$1.000000	$1.011500	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.155903	$1.164077	0.000
Sub-Account inception May 1, 2012	2013	$1.016940	$1.155903	0.000
	2012	$1.000000	$1.016940	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.069549	$1.131972	0.000
Sub-Account inception May 1, 2012	2013	$1.002319	$1.069549	0.000
	2012	$1.000000	$1.002319	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.124954	$1.187266	0.000
Sub-Account inception May 1, 2012	2013	$0.997398	$1.124954	0.000
	2012	$1.000000	$0.997398	0.000
TA Market Participation Strategy - Service Class	2014	$1.100542	$1.160081	0.000
Sub-Account inception September 17, 2012	2013	$0.986966	$1.100542	0.000
	2012	$1.000000	$0.986966	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.080345	$1.136528	0.000
Sub-Account inception September 17, 2012	2013	$0.990058	$1.080345	0.000
	2012	$1.000000	$0.990058	0.000
TA PIMCO Tactical - Conservative - Service Class	2014	$1.047710	$1.111333	0.000
Sub-Account inception September 17, 2012	2013	$0.992925	$1.047710	0.000
	2012	$1.000000	$0.992925	0.000
TA PIMCO Tactical - Growth - Service Class	2014	$1.122352	$1.164992	0.000
Sub-Account inception September 17, 2012	2013	$0.984897	$1.122352	0.000
	2012	$1.000000	$0.984897	0.000
TA Vanguard ETF - Balanced - Service Class	2014	$1.103486	$1.125544	0.000
Sub-Account inception May 1, 2012	2013	$1.015031	$1.103486	0.000
	2012	$1.000000	$1.015031	0.000
TA Vanguard ETF - Conservative - Service Class	2014	$1.060662	$1.089027	0.000
Sub-Account inception May 1, 2012	2013	$1.011623	$1.060662	0.000
	2012	$1.000000	$1.011623	0.000
TA Vanguard ETF - Growth - Service Class	2014	$1.181033	$1.197976	0.000
Sub-Account inception May 1, 2012	2013	$1.019139	$1.181033	0.000
	2012	$1.000000	$1.019139	0.000
TA WMC US Growth - Initial Class	2014	$1.905408	$2.065341	0.000
Sub-Account inception May 4, 1998	2013	$1.474365	$1.905408	0.000
	2012	$1.335537	$1.474365	0.000
	2011	$1.422934	$1.335537	0.000
	2010	$1.237108	$1.422934	0.000
	2009	$0.981483	$1.237108	0.000
	2008	$1.863447	$0.981483	0.000
	2007	$1.642755	$1.863447	0.000
	2006	$1.548751	$1.642755	0.000
	2005	$1.362102	$1.548751	0.000
	2004	$1.205665	$1.362102	0.000

25

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Appreciation Portfolio - Service Class	2014	$1.756492	$1.847777	0.000
Sub-Account inception April 5, 1993	2013	$1.490069	$1.756492	0.000
	2012	$1.386915	$1.490069	0.000
	2011	$1.307255	$1.386915	0.000
	2010	$1.164695	$1.307255	0.000
	2009	$0.976695	$1.164695	0.000
	2008	$1.424649	$0.976695	0.000
	2007	$1.366806	$1.424649	0.000
	2006	$1.205500	$1.366806	0.000
	2005	$1.186683	$1.205500	0.000
	2004	$1.160764	$1.186683	0.000
Opportunistic Small Cap Portfolio - Service Class	2014	$1.670321	$1.148677	0.000
Sub-Account inception January 4, 1993	2013	$1.155076	$1.670321	0.000
	2012	$0.984789	$1.155076	0.000
	2011	$1.174493	$0.984789	0.000
	2010	$0.920236	$1.174493	0.000
	2009	$0.750021	$0.920236	0.000
	2008	$1.235564	$0.750021	0.000
	2007	$1.427691	$1.235564	0.000
	2006	$1.413529	$1.427691	0.000
	2005	$1.372503	$1.413529	0.000
	2004	$1.266961	$1.372503	0.000
Growth and Income Portfolio - Service Class	2014	$1.793745	$1.357498	0.000
Sub-Account inception December 15, 1994	2013	$1.347654	$1.793745	0.000
	2012	$1.173120	$1.347654	0.000
	2011	$1.239478	$1.173120	0.000
	2010	$1.073949	$1.239478	0.000
	2009	$0.857056	$1.073949	0.000
	2008	$1.477374	$0.857056	0.000
	2007	$1.399814	$1.477374	0.000
	2006	$1.255088	$1.399814	0.000
	2005	$1.246372	$1.255088	0.000
	2004	$1.191613	$1.246372	0.000
International Equity Portfolio - Service Class	2014	$2.096944	$1.986563	0.000
Sub-Account inception December 15, 1994	2013	$1.830304	$2.096944	0.000
	2012	$1.527489	$1.830304	0.000
	2011	$1.840057	$1.527489	0.000
	2010	$1.718665	$1.840057	0.000
	2009	$1.410603	$1.718665	0.000
	2008	$2.508614	$1.410603	0.000
	2007	$2.201016	$2.508614	0.000
	2006	$1.833214	$2.201016	0.000
	2005	$1.641669	$1.833214	0.000
	2004	$1.354955	$1.641669	0.000
International Value Portfolio - Service Class	2014	$1.738664	$1.533838	0.000
Sub-Account inception May 1, 1996	2013	$1.452520	$1.738664	0.000
	2012	$1.324506	$1.452520	0.000
	2011	$1.671152	$1.324506	0.000
	2010	$1.643594	$1.671152	0.000
	2009	$1.289430	$1.643594	0.000
	2008	$2.114222	$1.289430	0.000
	2007	$2.085516	$2.114222	0.000
	2006	$1.746545	$2.085516	0.000
	2005	$1.602717	$1.746545	0.000
	2004	$1.370969	$1.602717	0.000
Quality Bond Portfolio - Service Class	2014	$1.172857	$1.196354	0.000
Sub-Account inception January 4, 1993	2013	$1.224180	$1.172857	0.000
	2012	$1.176200	$1.224180	0.000
	2011	$1.128949	$1.176200	0.000
	2010	$1.069454	$1.128949	0.000
	2009	$0.956306	$1.069454	0.000
	2008	$1.026025	$0.956306	0.000
	2007	$1.018191	$1.026025	0.000
	2006	$1.004393	$1.018191	0.000
	2005	$1.006681	$1.004393	0.000
	2004	$1.001382	$1.006681	0.000

26

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Money Market Portfolio - Initial Class	2014	$0.899070	$0.877134	0.000
Sub-Account inception January 4, 1993	2013	$0.921544	$0.899070	0.000
	2012	$0.944718	$0.921544	0.000
	2011	$0.968219	$0.944718	0.000
	2010	$0.992351	$0.968219	0.000
	2009	$1.015837	$0.992351	0.000
	2008	$1.015488	$1.015837	0.000
	2007	$0.992672	$1.015488	0.000
	2006	$0.972772	$0.992672	0.000
	2005	$0.971215	$0.972772	0.000
	2004	$0.987637	$0.971215	0.000
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$1.832903	$2.022535	0.000
Sub-Account inception January 4, 1993	2013	$1.426438	$1.832903	0.000
	2012	$1.266325	$1.426438	0.000
	2011	$1.277224	$1.266325	0.000
	2010	$1.142982	$1.277224	0.000
	2009	$0.929474	$1.142982	0.000
	2008	$1.520159	$0.929474	0.000
	2007	$1.484296	$1.520159	0.000
	2006	$1.320501	$1.484296	0.000
	2005	$1.295964	$1.320501	0.000
	2004	$1.203814	$1.295964	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$1.790953	$1.976732	0.000
Sub-Account inception October 7, 1993	2013	$1.369973	$1.790953	0.000
	2012	$1.257314	$1.369973	0.000
	2011	$1.280339	$1.257314	0.000
	2010	$1.145668	$1.280339	0.000
	2009	$0.880023	$1.145668	0.000
	2008	$1.379038	$0.880023	0.000
	2007	$1.315139	$1.379038	0.000
	2006	$1.237124	$1.315139	0.000
	2005	$1.226842	$1.237124	0.000
	2004	$1.187097	$1.226842	0.000
Core Value Portfolio - Service Class	2014	$1.823467	$1.958381	0.000
Sub-Account inception May 1, 1998	2013	$1.359058	$1.823467	0.000
	2012	$1.180467	$1.359058	0.000
	2011	$1.287518	$1.180467	0.000
	2010	$1.168534	$1.287518	0.000
	2009	$1.015423	$1.168534	0.000
	2008	$1.624791	$1.015423	0.000
	2007	$1.620485	$1.624791	0.000
	2006	$1.370792	$1.620485	0.000
	2005	$1.334826	$1.370792	0.000
	2004	$1.227797	$1.334826	0.000
MidCap Stock Portfolio - Service Class	2014	$2.188143	$2.385828	0.000
Sub-Account inception May 1, 1998	2013	$1.665072	$2.188143	0.000
	2012	$1.430290	$1.665072	0.000
	2011	$1.463082	$1.430290	0.000
	2010	$1.181307	$1.463082	0.000
	2009	$0.894755	$1.181307	0.000
	2008	$1.540180	$0.894755	0.000
	2007	$1.557298	$1.540180	0.000
	2006	$1.482349	$1.557298	0.000
	2005	$1.394676	$1.482349	0.000
	2004	$1.251541	$1.394676	0.000
Technology Growth Portfolio - Service Class	2014	$2.157234	$2.243072	0.000
Sub-Account inception October 1, 1999	2013	$1.668911	$2.157234	0.000
	2012	$1.483177	$1.668911	0.000
	2011	$1.653173	$1.483177	0.000
	2010	$1.306906	$1.653173	0.000
	2009	$0.852831	$1.306906	0.000
	2008	$1.487945	$0.852831	0.000
	2007	$1.332880	$1.487945	0.000
	2006	$1.313126	$1.332880	0.000
	2005	$1.300592	$1.313126	0.000
	2004	$1.330119	$1.300592	0.000

27

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.101751	$1.115929	0.000
Sub-Account inception May 1, 2012	2013	$1.014343	$1.101751	0.000
	2012	$1.000000	$1.014343	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.060052	$1.073594	0.000
Sub-Account inception May 1, 2012	2013	$1.012824	$1.060052	0.000
	2012	$1.000000	$1.012824	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.159691	$1.170177	0.000
Sub-Account inception May 1, 2012	2013	$1.018273	$1.159691	0.000
	2012	$1.000000	$1.018273	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.073038	$1.137890	0.000
Sub-Account inception May 1, 2012	2013	$1.003631	$1.073038	0.000
	2012	$1.000000	$1.003631	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.128630	$1.193479	0.000
Sub-Account inception May 1, 2012	2013	$0.998700	$1.128630	0.000
	2012	$1.000000	$0.998700	0.000
TA Market Participation Strategy - Service Class	2014	$1.103301	$1.165262	0.000
Sub-Account inception September 17, 2012	2013	$0.987515	$1.103301	0.000
	2012	$1.000000	$0.987515	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.083062	$1.141628	0.000
Sub-Account inception September 17, 2012	2013	$0.990610	$1.083062	0.000
	2012	$1.000000	$0.990610	0.000
TA PIMCO Tactical - Conservative - Service Class	2014	$1.050343	$1.116300	0.000
Sub-Account inception September 17, 2012	2013	$0.993481	$1.050343	0.000
	2012	$1.000000	$0.993481	0.000
TA PIMCO Tactical - Growth - Service Class	2014	$1.125176	$1.170203	0.000
Sub-Account inception September 17, 2012	2013	$0.985444	$1.125176	0.000
	2012	$1.000000	$0.985444	0.000
TA Vanguard ETF - Balanced - Service Class	2014	$1.107094	$1.131421	0.000
Sub-Account inception May 1, 2012	2013	$1.016364	$1.107094	0.000
	2012	$1.000000	$1.016364	0.000
TA Vanguard ETF - Conservative - Service Class	2014	$1.064136	$1.094736	0.000
Sub-Account inception May 1, 2012	2013	$1.012944	$1.064136	0.000
	2012	$1.000000	$1.012944	0.000
TA Vanguard ETF - Growth - Service Class	2014	$1.184867	$1.204219	0.000
Sub-Account inception May 1, 2012	2013	$1.020467	$1.184867	0.000
	2012	$1.000000	$1.020467	0.000
TA WMC US Growth - Initial Class	2014	$1.945490	$2.112912	0.000
Sub-Account inception May 4, 1998	2013	$1.502451	$1.945490	0.000
	2012	$1.358312	$1.502451	0.000
	2011	$1.443374	$1.358312	0.000
	2010	$1.253320	$1.443374	0.000
	2009	$0.992414	$1.253320	0.000
	2008	$1.880510	$0.992414	0.000
	2007	$1.654554	$1.880510	0.000
	2006	$1.556843	$1.654554	0.000
	2005	$1.366552	$1.556843	0.000
	2004	$1.207241	$1.366552	0.000
Appreciation Portfolio - Service Class	2014	$1.793507	$1.890400	0.000
Sub-Account inception April 5, 1993	2013	$1.518493	$1.793507	0.000
	2012	$1.410595	$1.518493	0.000
	2011	$1.326990	$1.410595	0.000
	2010	$1.179968	$1.326990	0.000
	2009	$0.987577	$1.179968	0.000
	2008	$1.437700	$0.987577	0.000
	2007	$1.376622	$1.437700	0.000
	2006	$1.211799	$1.376622	0.000
	2005	$1.190571	$1.211799	0.000
	2004	$1.162282	$1.190571	0.000

28

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio - Service Class	2014	$1.705531	$1.689202	0.000
Sub-Account inception January 4, 1993	2013	$1.177128	$1.705531	0.000
	2012	$1.001620	$1.177128	0.000
	2011	$1.192238	$1.001620	0.000
	2010	$0.932321	$1.192238	0.000
	2009	$0.758381	$0.932321	0.000
	2008	$1.246881	$0.758381	0.000
	2007	$1.437931	$1.246881	0.000
	2006	$1.420894	$1.437931	0.000
	2005	$1.376971	$1.420894	0.000
	2004	$1.268600	$1.376971	0.000
Growth and Income Portfolio - Service Class	2014	$1.831553	$1.966363	0.000
Sub-Account inception December 15, 1994	2013	$1.373370	$1.831553	0.000
	2012	$1.193161	$1.373370	0.000
	2011	$1.258191	$1.193161	0.000
	2010	$1.088052	$1.258191	0.000
	2009	$0.866624	$1.088052	0.000
	2008	$1.490939	$0.866624	0.000
	2007	$1.409888	$1.490939	0.000
	2006	$1.261655	$1.409888	0.000
	2005	$1.250459	$1.261655	0.000
	2004	$1.193173	$1.250459	0.000
International Equity Portfolio - Service Class	2014	$2.141124	$2.032379	0.000
Sub-Account inception December 15, 1994	2013	$1.865237	$2.141124	0.000
	2012	$1.553588	$1.865237	0.000
	2011	$1.867834	$1.553588	0.000
	2010	$1.741199	$1.867834	0.000
	2009	$1.426325	$1.741199	0.000
	2008	$2.531609	$1.426325	0.000
	2007	$2.216829	$2.531609	0.000
	2006	$1.842784	$2.216829	0.000
	2005	$1.647027	$1.842784	0.000
	2004	$1.356725	$1.647027	0.000
International Value Portfolio - Service Class	2014	$1.775315	$1.569249	0.000
Sub-Account inception May 1, 1996	2013	$1.480235	$1.775315	0.000
	2012	$1.347124	$1.480235	0.000
	2011	$1.696375	$1.347124	0.000
	2010	$1.665148	$1.696375	0.000
	2009	$1.303790	$1.665148	0.000
	2008	$2.133570	$1.303790	0.000
	2007	$2.100476	$2.133570	0.000
	2006	$1.755651	$2.100476	0.000
	2005	$1.607947	$1.755651	0.000
	2004	$1.372760	$1.607947	0.000
Quality Bond Portfolio - Service Class	2014	$1.197580	$1.223970	0.000
Sub-Account inception January 4, 1993	2013	$1.247546	$1.197580	0.000
	2012	$1.196297	$1.247546	0.000
	2011	$1.146000	$1.196297	0.000
	2010	$1.083481	$1.146000	0.000
	2009	$0.966965	$1.083481	0.000
	2008	$1.035423	$0.966965	0.000
	2007	$1.025499	$1.035423	0.000
	2006	$1.009634	$1.025499	0.000
	2005	$1.009963	$1.009634	0.000
	2004	$1.002692	$1.009963	0.000
Money Market Portfolio - Initial Class	2014	$0.918059	$0.897421	0.000
Sub-Account inception January 4, 1993	2013	$0.939161	$0.918059	0.000
	2012	$0.960898	$0.939161	0.000
	2011	$0.982868	$0.960898	0.000
	2010	$1.005338	$0.982868	0.000
	2009	$1.027131	$1.005338	0.000
	2008	$1.024775	$1.027131	0.000
	2007	$0.999780	$1.024775	0.000
	2006	$0.977841	$0.999780	0.000
	2005	$0.974387	$0.977841	0.000
	2004	$0.988926	$0.974387	0.000

29

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$1.871503	$2.069153	0.000
Sub-Account inception January 4, 1993	2013	$1.453651	$1.871503	0.000
	2012	$1.287957	$1.453651	0.000
	2011	$1.296518	$1.287957	0.000
	2010	$1.157978	$1.296518	0.000
	2009	$0.939835	$1.157978	0.000
	2008	$1.534083	$0.939835	0.000
	2007	$1.494948	$1.534083	0.000
	2006	$1.327396	$1.494948	0.000
	2005	$1.300188	$1.327396	0.000
	2004	$1.205386	$1.300188	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$1.828681	$2.022308	0.000
Sub-Account inception October 7, 1993	2013	$1.396103	$1.828681	0.000
	2012	$1.278787	$1.396103	0.000
	2011	$1.299673	$1.278787	0.000
	2010	$1.160716	$1.299673	0.000
	2009	$0.889840	$1.160716	0.000
	2008	$1.391685	$0.889840	0.000
	2007	$1.324610	$1.391685	0.000
	2006	$1.243603	$1.324610	0.000
	2005	$1.230861	$1.243603	0.000
	2004	$1.188647	$1.230861	0.000
Core Value Portfolio - Service Class	2014	$1.861929	$2.003606	0.000
Sub-Account inception May 1, 1998	2013	$1.385022	$1.861929	0.000
	2012	$1.200650	$1.385022	0.000
	2011	$1.306977	$1.200650	0.000
	2010	$1.183887	$1.306977	0.000
	2009	$1.026749	$1.183887	0.000
	2008	$1.639663	$1.026749	0.000
	2007	$1.632105	$1.639663	0.000
	2006	$1.377930	$1.632105	0.000
	2005	$1.339173	$1.377930	0.000
	2004	$1.016838	$1.339173	0.000
MidCap Stock Portfolio - Service Class	2014	$2.234274	$2.440900	0.000
Sub-Account inception May 1, 1998	2013	$1.696868	$2.234274	0.000
	2012	$1.454740	$1.696868	0.000
	2011	$1.485187	$1.454740	0.000
	2010	$1.196818	$1.485187	0.000
	2009	$0.904731	$1.196818	0.000
	2008	$1.554302	$0.904731	0.000
	2007	$1.568485	$1.554302	0.000
	2006	$1.490090	$1.568485	0.000
	2005	$1.399235	$1.490090	0.000
	2004	$1.253178	$1.399235	0.000
Technology Growth Portfolio - Service Class	2014	$2.202681	$2.294792	0.000
Sub-Account inception October 1, 1999	2013	$1.700738	$2.202681	0.000
	2012	$1.508494	$1.700738	0.000
	2011	$1.678114	$1.508494	0.000
	2010	$1.324036	$1.678114	0.000
	2009	$0.862326	$1.324036	0.000
	2008	$1.501576	$0.862326	0.000
	2007	$1.342459	$1.501576	0.000
	2006	$1.319990	$1.342459	0.000
	2005	$1.304581	$1.319990	0.000
	2004	$1.331857	$1.304581	0.000

30

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.10%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.105353	$1.121762	0.000
Sub-Account inception May 1, 2012	2013	$1.015674	$1.105353	0.000
	2012	$1.000000	$1.015674	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.063526	$1.079206	0.000
Sub-Account inception May 1, 2012	2013	$1.014150	$1.063526	0.000
	2012	$1.000000	$1.014150	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.163470	$1.176290	0.000
Sub-Account inception May 1, 2012	2013	$1.019603	$1.163470	0.000
	2012	$1.000000	$1.019603	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.076542	$1.143849	0.000
Sub-Account inception May 1, 2012	2013	$1.004946	$1.076542	0.000
	2012	$1.000000	$1.004946	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.132321	$1.199728	0.000
Sub-Account inception May 1, 2012	2013	$1.000015	$1.132321	0.000
	2012	$1.000000	$1.000015	0.000
TA Market Participation Strategy - Service Class	2014	$1.106095	$1.170497	0.000
Sub-Account inception September 17, 2012	2013	$0.988077	$1.106095	0.000
	2012	$1.000000	$0.988077	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.085801	$1.146750	0.000
Sub-Account inception September 17, 2012	2013	$0.991172	$1.085801	0.000
	2012	$1.000000	$0.991172	0.000
TA PIMCO Tactical - Conservative - Service Class	2014	$1.052998	$1.121311	0.000
Sub-Account inception September 17, 2012	2013	$0.994035	$1.052998	0.000
	2012	$1.000000	$0.994035	0.000
TA PIMCO Tactical - Growth - Service Class	2014	$1.128003	$1.175439	0.000
Sub-Account inception September 17, 2012	2013	$0.985997	$1.128003	0.000
	2012	$1.000000	$0.985997	0.000
TA Vanguard ETF - Balanced - Service Class	2014	$1.110702	$1.137340	0.000
Sub-Account inception May 1, 2012	2013	$1.017689	$1.110702	0.000
	2012	$1.000000	$1.017689	0.000
TA Vanguard ETF - Conservative - Service Class	2014	$1.067625	$1.100468	0.000
Sub-Account inception May 1, 2012	2013	$1.014269	$1.067625	0.000
	2012	$1.000000	$1.014269	0.000
TA Vanguard ETF - Growth - Service Class	2014	$1.188743	$1.210523	0.000
Sub-Account inception May 1, 2012	2013	$1.021802	$1.188743	0.000
	2012	$1.000000	$1.021802	0.000
TA WMC US Growth - Initial Class	2014	$1.986620	$2.161804	0.000
Sub-Account inception May 4, 1998	2013	$1.531217	$1.986620	0.000
	2012	$1.381595	$1.531217	0.000
	2011	$1.465242	$1.381595	0.000
	2010	$1.269820	$1.465242	0.000
	2009	$1.003507	$1.269820	0.000
	2008	$1.897776	$1.003507	0.000
	2007	$1.666461	$1.897776	0.000
	2006	$1.564987	$1.666461	0.000
	2005	$1.371033	$1.564987	0.000
	2004	$1.208820	$1.371033	0.000
Appreciation Portfolio - Service Class	2014	$1.831332	$1.934058	0.000
Sub-Account inception April 5, 1993	2013	$1.547504	$1.831332	0.000
	2012	$1.434719	$1.547504	0.000
	2011	$1.347053	$1.434719	0.000
	2010	$1.195470	$1.347053	0.000
	2009	$0.998590	$1.195470	20,698.991
	2008	$1.450884	$0.998590	21,073.694
	2007	$1.386521	$1.450884	18,751.122
	2006	$1.218126	$1.386521	19,554.377
	2005	$1.194458	$1.218126	20,273.000
	2004	$1.163795	$1.194458	20,811.000

31

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.10%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio - Service Class	2014	$1.741506	$1.728222	0.000
Sub-Account inception January 4, 1993	2013	$1.199613	$1.741506	0.000
	2012	$1.018748	$1.199613	0.000
	2011	$1.210263	$1.018748	0.000
	2010	$0.944575	$1.210263	0.000
	2009	$0.766852	$0.944575	14,036.335
	2008	$1.258335	$0.766852	14,862.220
	2007	$1.448285	$1.258335	10,843.655
	2006	$1.428330	$1.448285	9,299.996
	2005	$1.381479	$1.428330	8,846.000
	2004	$1.270261	$1.381479	8,792.000
Growth and Income Portfolio - Service Class	2014	$1.870236	$2.011824	0.000
Sub-Account inception December 15, 1994	2013	$1.399641	$1.870236	0.000
	2012	$1.213586	$1.399641	0.000
	2011	$1.277233	$1.213586	0.000
	2010	$1.102358	$1.277233	0.000
	2009	$0.876295	$1.102358	0.000
	2008	$1.504614	$0.876295	0.000
	2007	$1.420027	$1.504614	0.000
	2006	$1.254536	$1.420027	0.000
	2005	$1.254536	$1.254536	0.000
	2004	$1.194729	$1.254536	0.000
International Equity Portfolio - Service Class	2014	$2.186360	$2.079385	0.000
Sub-Account inception December 15, 1994	2013	$1.900912	$2.186360	0.000
	2012	$1.580199	$1.900912	0.000
	2011	$1.896121	$1.580199	0.000
	2010	$1.764124	$1.896121	0.000
	2009	$1.442269	$1.764124	0.000
	2008	$2.554864	$1.442269	0.000
	2007	$2.232799	$2.554864	0.000
	2006	$1.852440	$2.232799	0.000
	2005	$1.652425	$1.852440	0.000
	2004	$1.358506	$1.652425	0.000
International Value Portfolio - Service Class	2014	$1.812794	$1.605519	0.000
Sub-Account inception May 1, 1996	2013	$1.508537	$1.812794	0.000
	2012	$1.370188	$1.508537	0.000
	2011	$1.722046	$1.370188	0.000
	2010	$1.687044	$1.722046	0.000
	2009	$1.318349	$1.687044	0.000
	2008	$2.153161	$1.318349	0.000
	2007	$2.115603	$2.153161	0.000
	2006	$1.764851	$2.115603	0.000
	2005	$1.613213	$1.764851	0.000
	2004	$1.374554	$1.613213	0.000
Quality Bond Portfolio - Service Class	2014	$1.222878	$1.252269	0.000
Sub-Account inception January 4, 1993	2013	$1.271417	$1.222878	0.000
	2012	$1.216780	$1.271417	0.000
	2011	$1.163365	$1.216780	0.000
	2010	$1.097752	$1.163365	0.000
	2009	$0.977778	$1.097752	33,415.163
	2008	$1.044956	$0.977778	30,452.102
	2007	$1.032912	$1.044956	39,072.204
	2006	$1.013293	$1.032912	38,409.348
	2005	$1.013293	$1.013293	37,290.000
	2004	$1.004010	$1.013293	36,232.000
Money Market Portfolio - Initial Class	2014	$0.937382	$0.918103	0.000
Sub-Account inception January 4, 1993	2013	$0.957061	$0.937382	0.000
	2012	$0.977283	$0.957061	0.000
	2011	$0.997698	$0.977283	0.000
	2010	$1.018560	$0.997698	0.000
	2009	$1.038604	$1.018560	12,092.574
	2008	$1.034183	$1.038604	9,328.489
	2007	$1.006965	$1.034183	13,256.719
	2006	$0.982963	$1.006965	0.000
	2005	$0.977572	$0.982963	0.000
	2004	$0.990215	$0.977572	0.000

32

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.10%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$1.911030	$2.116989	0.000
Sub-Account inception January 4, 1993	2013	$1.481449	$1.911030	0.000
	2012	$1.310000	$1.481449	0.000
	2011	$1.316126	$1.310000	0.000
	2010	$1.173202	$1.316126	0.000
	2009	$0.950335	$1.173202	21,398.612
	2008	$1.548179	$0.950335	22,593.675
	2007	$1.505708	$1.548179	17,650.269
	2006	$1.334334	$1.505708	17,888.899
	2005	$1.304435	$1.334334	18,624.000
	2004	$1.206951	$1.304435	19,071.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$1.867296	$2.069057	0.000
Sub-Account inception October 7, 1993	2013	$1.422803	$1.867296	0.000
	2012	$1.300679	$1.422803	0.000
	2011	$1.319345	$1.300679	0.000
	2010	$1.175979	$1.319345	0.000
	2009	$0.899783	$1.175979	0.000
	2008	$1.404474	$0.899783	0.000
	2007	$1.334148	$1.404474	0.000
	2006	$1.250108	$1.334148	0.000
	2005	$1.234886	$1.250108	0.000
	2004	$1.190202	$1.234886	0.000
Core Value Portfolio - Service Class	2014	$1.901164	$2.049831	0.000
Sub-Account inception May 1, 1998	2013	$1.411444	$1.901164	0.000
	2012	$1.221157	$1.411444	0.000
	2011	$1.326711	$1.221157	0.000
	2010	$1.199415	$1.326711	0.000
	2009	$1.038182	$1.199415	0.000
	2008	$1.654667	$1.038182	0.000
	2007	$1.643808	$1.654667	0.000
	2006	$1.385118	$1.643808	0.000
	2005	$1.347963	$1.385118	0.000
	2004	$1.230996	$1.347963	0.000
MidCap Stock Portfolio - Service Class	2014	$2.281464	$2.497347	0.000
Sub-Account inception May 1, 1998	2013	$1.729318	$2.281464	0.000
	2012	$1.479652	$1.729318	0.000
	2011	$1.507665	$1.479652	0.000
	2010	$1.212561	$1.507665	0.000
	2009	$0.914827	$1.212561	0.000
	2008	$1.568550	$0.914827	0.000
	2007	$1.579753	$1.568550	0.000
	2006	$1.497874	$1.579753	0.000
	2005	$1.403803	$1.497874	0.000
	2004	$1.254809	$1.403803	0.000
Technology Growth Portfolio - Service Class	2014	$2.249212	$2.347867	0.000
Sub-Account inception October 1, 1999	2013	$1.733274	$2.249212	0.000
	2012	$1.534331	$1.733274	0.000
	2011	$1.703531	$1.534331	0.000
	2010	$1.341475	$1.703531	0.000
	2009	$0.871977	$1.341475	9,813.898
	2008	$1.515386	$0.871977	12,346.244
	2007	$1.352134	$1.515386	9,081.160
	2006	$1.326904	$1.352134	9,764.723
	2005	$1.309118	$1.326904	9,453.000
	2004	$1.333591	$1.309118	9,337.000

33

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.108978	$1.127660	0.000
Sub-Account inception May 1, 2012	2013	$1.017003	$1.108978	0.000
	2012	$1.000000	$1.017003	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.067010	$1.084877	0.000
Sub-Account inception May 1, 2012	2013	$1.015477	$1.067010	0.000
	2012	$1.000000	$1.015477	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.167298	$1.182472	0.000
Sub-Account inception May 1, 2012	2013	$1.020948	$1.167298	0.000
	2012	$1.000000	$1.020948	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.080070	$1.149832	0.000
Sub-Account inception May 1, 2012	2013	$1.006254	$1.080070	0.000
	2012	$1.000000	$1.006254	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.136037	$1.206036	0.000
Sub-Account inception May 1, 2012	2013	$1.001328	$1.136037	0.000
	2012	$1.000000	$1.001328	0.000
TA Market Participation Strategy - Service Class	2014	$1.108890	$1.175770	0.000
Sub-Account inception September 17, 2012	2013	$0.988629	$1.108890	0.000
	2012	$1.000000	$0.988629	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.088536	$1.151891	0.000
Sub-Account inception September 17, 2012	2013	$0.991729	$1.088536	0.000
	2012	$1.000000	$0.991729	0.000
TA PIMCO Tactical - Conservative - Service Class	2014	$1.055660	$1.126353	0.000
Sub-Account inception September 17, 2012	2013	$0.994601	$1.055660	0.000
	2012	$1.000000	$0.994601	0.000
TA PIMCO Tactical - Growth - Service Class	2014	$1.130861	$1.180736	0.000
Sub-Account inception September 17, 2012	2013	$0.986557	$1.130861	0.000
	2012	$1.000000	$0.986557	0.000
TA Vanguard ETF - Balanced - Service Class	2014	$1.114348	$1.143319	0.000
Sub-Account inception May 1, 2012	2013	$1.019031	$1.114348	0.000
	2012	$1.000000	$1.019031	0.000
TA Vanguard ETF - Conservative - Service Class	2014	$1.071119	$1.106248	0.000
Sub-Account inception May 1, 2012	2013	$1.015605	$1.071119	0.000
	2012	$1.000000	$1.015605	0.000
TA Vanguard ETF - Growth - Service Class	2014	$1.192636	$1.216869	0.000
Sub-Account inception May 1, 2012	2013	$1.023148	$1.192636	0.000
	2012	$1.000000	$1.023148	0.000
TA WMC US Growth - Initial Class	2014	$2.028606	$2.211830	0.000
Sub-Account inception May 4, 1998	2013	$1.560518	$2.028606	0.000
	2012	$1.405269	$1.560518	0.000
	2011	$1.487435	$1.405269	0.000
	2010	$1.286537	$1.487435	0.000
	2009	$1.014732	$1.286537	0.000
	2008	$1.915237	$1.014732	0.000
	2007	$1.678485	$1.915237	0.000
	2006	$1.573198	$1.678485	0.000
	2005	$1.375524	$1.573198	0.000
	2004	$1.210396	$1.375524	0.000
Appreciation Portfolio - Service Class	2014	$1.870052	$1.978815	0.000
Sub-Account inception April 5, 1993	2013	$1.577138	$1.870052	0.000
	2012	$1.459314	$1.577138	0.000
	2011	$1.367467	$1.459314	0.000
	2010	$1.211212	$1.367467	0.000
	2009	$1.009766	$1.211212	0.000
	2008	$1.464231	$1.009766	0.000
	2007	$1.396514	$1.464231	0.000
	2006	$1.224510	$1.396514	0.000
	2005	$1.198366	$1.224510	0.000
	2004	$1.165308	$1.198366	0.000

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio - Service Class	2014	$1.778422	$1.768323	0.000
Sub-Account inception January 22, 2001	2013	$1.222637	$1.778422	0.000
	2012	$1.036256	$1.222637	0.000
	2011	$1.228648	$1.036256	0.000
	2010	$0.957047	$1.228648	0.000
	2009	$0.775446	$0.957047	0.000
	2008	$1.269919	$0.775446	0.000
	2007	$1.458741	$1.269919	0.000
	2006	$1.435829	$1.458741	0.000
	2005	$1.386018	$1.435829	0.000
	2004	$1.271926	$1.386018	0.000
Growth and Income Portfolio - Service Class	2014	$1.909780	$2.058398	0.000
Sub-Account inception January 22, 2001	2013	$1.426436	$1.909780	0.000
	2012	$1.234388	$1.426436	0.000
	2011	$1.296587	$1.234388	0.000
	2010	$1.116867	$1.296587	0.000
	2009	$0.886096	$1.116867	0.000
	2008	$1.518450	$0.886096	0.000
	2007	$1.430274	$1.518450	0.000
	2006	$1.274906	$1.430274	0.000
	2005	$1.258666	$1.274906	0.000
	2004	$1.196302	$1.258666	0.000
International Equity Portfolio - Service Class	2014	$2.232605	$2.127530	0.000
Sub-Account inception December 15, 1994	2013	$1.937321	$2.232605	0.000
	2012	$1.607287	$1.937321	0.000
	2011	$1.924848	$1.607287	0.000
	2010	$1.787338	$1.924848	0.000
	2009	$1.458389	$1.787338	0.000
	2008	$2.578338	$1.458389	0.000
	2007	$2.248876	$2.578338	0.000
	2006	$1.862141	$2.248876	0.000
	2005	$1.657837	$1.862141	0.000
	2004	$1.360279	$1.657837	0.000
International Value Portfolio - Service Class	2014	$1.851177	$1.642724	0.000
Sub-Account inception May 1, 1996	2013	$1.537456	$1.851177	0.000
	2012	$1.393710	$1.537456	0.000
	2011	$1.748178	$1.393710	0.000
	2010	$1.709296	$1.748178	0.000
	2009	$1.333124	$1.709296	0.000
	2008	$2.172995	$1.333124	0.000
	2007	$2.130878	$2.172995	0.000
	2006	$1.774112	$2.130878	0.000
	2005	$1.618509	$1.774112	0.000
	2004	$1.376355	$1.618509	0.000
Quality Bond Portfolio - Service Class	2014	$1.248755	$1.281279	0.000
Sub-Account inception January 4, 1993	2013	$1.295753	$1.248755	0.000
	2012	$1.237641	$1.295753	0.000
	2011	$1.180989	$1.237641	0.000
	2010	$1.112198	$1.180989	0.000
	2009	$0.988707	$1.112198	0.000
	2008	$1.054571	$0.988707	0.000
	2007	$1.040344	$1.054571	0.000
	2006	$1.020255	$1.040344	0.000
	2005	$1.016607	$1.020255	0.000
	2004	$1.005320	$1.016607	0.000
Money Market Portfolio - Initial Class	2014	$0.957276	$0.939417	0.000
Sub-Account inception January 4, 1993	2013	$0.975475	$0.957276	0.000
	2012	$0.994118	$0.975475	0.000
	2011	$1.012897	$0.994118	0.000
	2010	$1.032009	$1.012897	0.000
	2009	$1.050259	$1.032009	0.000
	2008	$1.043729	$1.050259	0.000
	2007	$1.014273	$1.043729	0.000
	2006	$0.988145	$1.014273	0.000
	2005	$0.980802	$0.988145	0.000
	2004	$0.991521	$0.980802	0.000

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$1.951489	$2.166057	0.000
Sub-Account inception January 22, 2001	2013	$1.509849	$1.951489	0.000
	2012	$1.332499	$1.509849	0.000
	2011	$1.336111	$1.332499	0.000
	2010	$1.188683	$1.336111	0.000
	2009	$0.960971	$1.188683	0.000
	2008	$1.562417	$0.960971	0.000
	2007	$1.516569	$1.562417	0.000
	2006	$1.341336	$1.516569	0.000
	2005	$1.308726	$1.341336	0.000
	2004	$1.208543	$1.308726	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$1.906784	$2.116957	0.000
Sub-Account inception October 7, 1993	2013	$1.450044	$1.906784	0.000
	2012	$1.322974	$1.450044	0.000
	2011	$1.339340	$1.322974	0.000
	2010	$1.191461	$1.339340	0.000
	2009	$0.909843	$1.191461	0.000
	2008	$1.417390	$0.909843	0.000
	2007	$1.343760	$1.417390	0.000
	2006	$1.256661	$1.343760	0.000
	2005	$1.238934	$1.256661	0.000
	2004	$1.191759	$1.238934	0.000
Core Value Portfolio - Service Class	2014	$1.941454	$2.097380	0.000
Sub-Account inception May 1, 1998	2013	$1.438533	$1.941454	0.000
	2012	$1.242138	$1.438533	0.000
	2011	$1.346853	$1.242138	0.000
	2010	$1.215236	$1.346853	0.000
	2009	$1.049823	$1.215236	0.000
	2008	$1.669925	$1.049823	0.000
	2007	$1.655701	$1.669925	0.000
	2006	$1.392408	$1.655701	0.000
	2005	$1.347963	$1.392408	0.000
	2004	$1.232613	$1.347963	0.000
MidCap Stock Portfolio - Service Class	2014	$2.329694	$2.555129	0.000
Sub-Account inception May 1, 1998	2013	$1.762418	$2.329694	0.000
	2012	$1.505001	$1.762418	0.000
	2011	$1.530503	$1.505001	0.000
	2010	$1.228524	$1.530503	0.000
	2009	$0.925061	$1.228524	0.000
	2008	$1.582978	$0.925061	0.000
	2007	$1.591143	$1.582978	0.000
	2006	$1.505724	$1.591143	0.000
	2005	$1.408405	$1.505724	0.000
	2004	$1.256448	$1.408405	0.000
Technology Growth Portfolio - Service Class	2014	$2.296814	$2.402261	0.000
Sub-Account inception October 1, 1999	2013	$1.766490	$2.296814	0.000
	2012	$1.560653	$1.766490	0.000
	2011	$1.729372	$1.560653	0.000
	2010	$1.359161	$1.729372	0.000
	2009	$0.881738	$1.359161	0.000
	2008	$1.529336	$0.881738	0.000
	2007	$1.361895	$1.529336	0.000
	2006	$1.333871	$1.361895	0.000
	2005	$1.313424	$1.333871	0.000
	2004	$1.335341	$1.313424	0.000

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.109889	$1.129146	0.000
Sub-Account inception May 1, 2012	2013	$1.017346	$1.109889	0.000
	2012	$1.000000	$1.017346	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.067877	$1.086287	0.000
Sub-Account inception May 1, 2012	2013	$1.015807	$1.067877	0.000
	2012	$1.000000	$1.015807	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.168248	$1.184013	0.000
Sub-Account inception May 1, 2012	2013	$1.021278	$1.168248	0.000
	2012	$1.000000	$1.021278	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.080957	$1.151347	0.000
Sub-Account inception May 1, 2012	2013	$1.006593	$1.080957	0.000
	2012	$1.000000	$1.006593	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.136951	$1.207596	0.000
Sub-Account inception May 1, 2012	2013	$1.001649	$1.136951	0.000
	2012	$1.000000	$1.001649	0.000
TA Market Participation Strategy - Service Class	2014	$1.109592	$1.177085	0.000
Sub-Account inception September 17, 2012	2013	$0.988770	$1.109592	0.000
	2012	$1.000000	$0.988770	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.089237	$1.153205	0.000
Sub-Account inception September 17, 2012	2013	$0.991871	$1.089237	0.000
	2012	$1.000000	$0.991871	0.000
TA PIMCO Tactical - Conservative - Service Class	2014	$1.056325	$1.127614	0.000
Sub-Account inception September 17, 2012	2013	$0.994744	$1.056325	0.000
	2012	$1.000000	$0.994744	0.000
TA PIMCO Tactical - Growth - Service Class	2014	$1.131589	$1.182086	0.000
Sub-Account inception September 17, 2012	2013	$0.986697	$1.131589	0.000
	2012	$1.000000	$0.986697	0.000
TA Vanguard ETF - Balanced - Service Class	2014	$1.115265	$1.144812	0.000
Sub-Account inception May 1, 2012	2013	$1.019364	$1.115265	0.000
	2012	$1.000000	$1.019364	0.000
TA Vanguard ETF - Conservative - Service Class	2014	$1.071989	$1.107689	0.000
Sub-Account inception May 1, 2012	2013	$1.015940	$1.071989	0.000
	2012	$1.000000	$1.015940	0.000
TA Vanguard ETF - Growth - Service Class	2014	$1.193624	$1.218484	0.000
Sub-Account inception May 1, 2012	2013	$1.023484	$1.193624	0.000
	2012	$1.000000	$1.023484	0.000
TA WMC US Growth - Initial Class	2014	$2.212937	$2.413984	0.000
Sub-Account inception May 4, 1998	2013	$1.701475	$2.212937	0.000
	2012	$1.531443	$1.701475	0.000
	2011	$1.620193	$1.531443	0.000
	2010	$1.400669	$1.620193	0.000
	2009	$1.104201	$1.400669	0.000
	2008	$2.083069	$1.104201	0.000
	2007	$1.824664	$2.083069	0.000
	2006	$1.709367	$1.824664	0.000
	2005	$1.493861	$1.709367	0.000
	2004	$1.313882	$1.493861	0.000
Appreciation Portfolio - Service Class	2014	$1.877543	$1.987715	0.000
Sub-Account inception April 5, 1993	2013	$1.582667	$1.877543	0.000
	2012	$1.463721	$1.582667	0.000
	2011	$1.370932	$1.463721	0.000
	2010	$1.213679	$1.370932	0.000
	2009	$1.011334	$1.213679	0.000
	2008	$1.465780	$1.011334	0.000
	2007	$1.397314	$1.465780	0.000
	2006	$1.224601	$1.397314	0.000
	2005	$1.204998	$1.224601	0.000
	2004	$1.164242	$1.204998	0.000

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio - Service Class	2014	$1.869109	$1.859399	0.000
Sub-Account inception January 4, 1993	2013	$1.284367	$1.869109	0.000
	2012	$1.088039	$1.284367	0.000
	2011	$1.289408	$1.088039	0.000
	2010	$1.003881	$1.289408	0.000
	2009	$0.812987	$1.003881	0.000
	2008	$1.330747	$0.812987	0.000
	2007	$1.527850	$1.330747	0.000
	2006	$1.503119	$1.527850	0.000
	2005	$1.450263	$1.503119	0.000
	2004	$1.330242	$1.450263	0.000
Growth and Income Portfolio - Service Class	2014	$1.980728	$2.135918	0.000
Sub-Account inception December 15, 1994	2013	$1.478697	$1.980728	0.000
	2012	$1.278981	$1.478697	0.000
	2011	$1.342771	$1.278981	0.000
	2010	$1.156091	$1.342771	0.000
	2009	$0.916776	$1.156091	0.000
	2008	$1.570253	$0.916776	0.000
	2007	$1.478330	$1.570253	0.000
	2006	$1.317097	$1.478330	0.000
	2005	$1.299686	$1.317097	0.000
	2004	$1.234690	$1.299686	0.000
International Equity Portfolio - Service Class	2014	$2.331475	$2.222839	0.000
Sub-Account inception December 15, 1994	2013	$2.022123	$2.331475	0.000
	2012	$1.676813	$2.022123	0.000
	2011	$2.007130	$1.676813	0.000
	2010	$1.862829	$2.007130	0.000
	2009	$1.519240	$1.862829	0.000
	2008	$2.684602	$1.519240	0.000
	2007	$2.340402	$2.684602	0.000
	2006	$1.936975	$2.340402	0.000
	2005	$1.578705	$1.936975	0.000
	2004	$1.413562	$1.578705	0.000
International Value Portfolio - Service Class	2014	$1.813641	$1.610220	0.000
Sub-Account inception May 1, 1996	2013	$1.505549	$1.813641	0.000
	2012	$1.364113	$1.505549	0.000
	2011	$1.710215	$1.364113	0.000
	2010	$1.671358	$1.710215	0.000
	2009	$1.302895	$1.671358	0.000
	2008	$2.122673	$1.302895	0.000
	2007	$2.080511	$2.122673	0.000
	2006	$1.731335	$2.080511	0.000
	2005	$1.578705	$1.731335	0.000
	2004	$1.341858	$1.578705	0.000
Quality Bond Portfolio - Service Class	2014	$1.311022	$1.345822	0.000
Sub-Account inception January 4, 1993	2013	$1.359714	$1.311022	0.000
	2012	$1.298084	$1.359714	0.000
	2011	$1.238054	$1.298084	0.000
	2010	$1.165371	$1.238054	0.000
	2009	$1.035471	$1.165371	0.000
	2008	$1.103899	$1.035471	0.000
	2007	$1.088476	$1.103899	0.000
	2006	$1.066931	$1.088476	0.000
	2005	$1.062592	$1.066931	0.000
	2004	$1.050275	$1.062592	0.000
Money Market Portfolio - Initial Class	2014	$0.958152	$0.940745	0.000
Sub-Account inception January 4, 1993	2013	$0.975882	$0.958152	0.000
	2012	$0.994036	$0.975882	0.000
	2011	$1.012293	$0.994036	0.000
	2010	$1.030925	$1.012293	0.000
	2009	$1.048619	$1.030925	0.000
	2008	$1.041587	$1.048619	0.000
	2007	$1.011691	$1.041587	0.000
	2006	$0.985157	$1.011691	0.000
	2005	$0.977374	$0.985157	0.000
	2004	$0.987580	$0.977374	0.000

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$2.047498	$2.273741	0.000
Sub-Account inception January 4, 1993	2013	$1.583357	$2.047498	0.000
	2012	$1.396673	$1.583357	0.000
	2011	$1.399781	$1.396673	0.000
	2010	$1.244716	$1.399781	0.000
	2009	$1.005793	$1.244716	0.000
	2008	$1.634494	$1.005793	0.000
	2007	$1.585757	$1.634494	0.000
	2006	$1.401851	$1.585757	0.000
	2005	$1.367104	$1.401851	0.000
	2004	$1.261826	$1.367104	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$1.954702	$2.171224	0.000
Sub-Account inception October 7, 1993	2013	$1.485758	$1.954702	0.000
	2012	$1.354880	$1.485758	0.000
	2011	$1.370959	$1.354880	0.000
	2010	$1.218984	$1.370959	0.000
	2009	$0.930400	$1.218984	0.000
	2008	$1.448686	$0.930400	0.000
	2007	$1.372749	$1.448686	0.000
	2006	$1.283144	$1.372749	0.000
	2005	$1.264427	$1.283144	0.000
	2004	$1.215676	$1.264427	0.000
Core Value Portfolio - Service Class	2014	$2.002784	$2.164706	0.000
Sub-Account inception May 1, 1998	2013	$1.483250	$2.002784	0.000
	2012	$1.280124	$1.483250	0.000
	2011	$1.387368	$1.280124	0.000
	2010	$1.251182	$1.387368	0.000
	2009	$1.080340	$1.251182	0.000
	2008	$1.717619	$1.080340	0.000
	2007	$1.702143	$1.717619	0.000
	2006	$1.430759	$1.702143	0.000
	2005	$1.384409	$1.430759	0.000
	2004	$1.265323	$1.384409	0.000
MidCap Stock Portfolio - Service Class	2014	$2.481189	$2.722633	0.000
Sub-Account inception May 1, 1998	2013	$1.876100	$2.481189	0.000
	2012	$1.601291	$1.876100	0.000
	2011	$1.627623	$1.601291	0.000
	2010	$1.305835	$1.627623	0.000
	2009	$0.982793	$1.305835	0.000
	2008	$1.680930	$0.982793	0.000
	2007	$1.688770	$1.680930	0.000
	2006	$1.597324	$1.688770	0.000
	2005	$1.493350	$1.597324	0.000
	2004	$1.331565	$1.493350	0.000
Technology Growth Portfolio - Service Class	2014	$2.572293	$2.691714	0.000
Sub-Account inception October 1, 1999	2013	$1.977394	$2.572293	0.000
	2012	$1.746120	$1.977394	0.000
	2011	$1.933930	$1.746120	0.000
	2010	$1.519173	$1.933930	0.000
	2009	$0.985063	$1.519173	0.000
	2008	$1.707701	$0.985063	0.000
	2007	$1.519971	$1.707701	0.000
	2006	$1.487968	$1.519971	0.000
	2005	$1.464455	$1.487968	0.000
	2004	$1.488164	$1.464455	0.000

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.110811	$1.130622	0.000
Sub-Account inception May 1, 2012	2013	$1.017676	$1.110811	0.000
	2012	$1.000000	$1.017676	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.068753	$1.087717	0.000
Sub-Account inception May 1, 2012	2013	$1.016144	$1.068753	0.000
	2012	$1.000000	$1.016144	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.169214	$1.185574	0.000
Sub-Account inception May 1, 2012	2013	$1.021615	$1.169214	0.000
	2012	$1.000000	$1.021615	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.081846	$1.152857	0.000
Sub-Account inception May 1, 2012	2013	$1.006923	$1.081846	0.000
	2012	$1.000000	$1.006923	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.137899	$1.209192	0.000
Sub-Account inception May 1, 2012	2013	$1.001982	$1.137899	0.000
	2012	$1.000000	$1.001982	0.000
TA Market Participation Strategy - Service Class	2014	$1.110286	$1.178397	0.000
Sub-Account inception September 17, 2012	2013	$0.988910	$1.110286	0.000
	2012	$1.000000	$0.988910	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.089914	$1.154489	0.000
Sub-Account inception September 17, 2012	2013	$0.992006	$1.089914	0.000
	2012	$1.000000	$0.992006	0.000
TA PIMCO Tactical - Conservative - Service Class	2014	$1.056999	$1.128893	0.000
Sub-Account inception September 17, 2012	2013	$0.994882	$1.056999	0.000
	2012	$1.000000	$0.994882	0.000
TA PIMCO Tactical - Growth - Service Class	2014	$1.132301	$1.183396	0.000
Sub-Account inception September 17, 2012	2013	$0.986837	$1.132301	0.000
	2012	$1.000000	$0.986837	0.000
TA Vanguard ETF - Balanced - Service Class	2014	$1.116181	$1.146326	0.000
Sub-Account inception May 1, 2012	2013	$1.019701	$1.116181	0.000
	2012	$1.000000	$1.019701	0.000
TA Vanguard ETF - Conservative - Service Class	2014	$1.072872	$1.109137	0.000
Sub-Account inception May 1, 2012	2013	$1.016267	$1.072872	0.000
	2012	$1.000000	$1.016267	0.000
TA Vanguard ETF - Growth - Service Class	2014	$1.194599	$1.220071	0.000
Sub-Account inception May 1, 2012	2013	$1.023820	$1.194599	0.000
	2012	$1.000000	$1.023820	0.000
TA WMC US Growth - Initial Class	2014	$2.225054	$2.428398	0.000
Sub-Account inception May 4, 1998	2013	$1.709962	$2.225054	0.000
	2012	$1.538326	$1.709962	0.000
	2011	$1.626675	$1.538326	0.000
	2010	$1.405581	$1.626675	0.000
	2009	$1.107532	$1.405581	0.000
	2008	$2.088323	$1.107532	0.000
	2007	$1.828365	$2.088323	0.000
	2006	$1.712013	$1.828365	0.000
	2005	$1.495442	$1.712013	0.000
	2004	$1.314625	$1.495442	0.000
Appreciation Portfolio - Service Class	2014	$1.887835	$1.999599	0.000
Sub-Account inception April 5, 1993	2013	$1.590554	$1.887835	0.000
	2012	$1.470280	$1.590554	0.000
	2011	$1.376400	$1.470280	0.000
	2010	$1.217919	$1.376400	0.000
	2009	$1.014361	$1.217919	52,299.662
	2008	$1.469444	$1.014361	141,814.560
	2007	$1.400111	$1.469444	154,365.984
	2006	$1.226465	$1.400111	154,609.583
	2005	$1.199111	$1.226465	153,649.000
	2004	$1.164893	$1.199111	163,693.000

40

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.80%
		Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio - Service Class	2014	$1.879378	$1.870535	0.000
Sub-Account inception January 4, 1993	2013	$1.290791	$1.879378	0.000
	2012	$1.092935	$1.290791	0.000
	2011	$1.294579	$1.092935	0.000
	2010	$1.007413	$1.294579	0.000
	2009	$0.815457	$1.007413	0.000
	2008	$1.334120	$0.815457	0.000
	2007	$1.530966	$1.334120	0.000
	2006	$1.505448	$1.530966	0.000
	2005	$1.451797	$1.505448	0.000
	2004	$1.330986	$1.451797	0.000
Growth and Income Portfolio - Service Class	2014	$1.991668	$2.148773	0.000
Sub-Account inception December 15, 1994	2013	$1.486136	$1.991668	0.000
	2012	$1.284776	$1.486136	0.000
	2011	$1.348194	$1.284776	0.000
	2010	$1.160190	$1.348194	0.000
	2009	$0.919553	$1.160190	0.000
	2008	$1.574236	$0.919553	0.000
	2007	$1.481347	$1.574236	0.000
	2006	$1.319148	$1.481347	0.000
	2005	$1.301064	$1.319148	0.000
	2004	$1.235390	$1.301064	0.000
International Equity Portfolio - Service Class	2014	$2.344298	$2.236167	0.000
Sub-Account inception December 15, 1994	2013	$2.032245	$2.344298	0.000
	2012	$1.684382	$2.032245	0.000
	2011	$2.015197	$1.684382	0.000
	2010	$1.869406	$2.015197	0.000
	2009	$1.523853	$1.869406	0.000
	2008	$2.691402	$1.523853	9,488.324
	2007	$2.345178	$2.691402	10,190.773
	2006	$1.939982	$2.345178	9,446.647
	2005	$1.725444	$1.939982	11,015.000
	2004	$1.414355	$1.725444	12,526.000
International Value Portfolio - Service Class	2014	$1.823592	$1.619848	0.000
Sub-Account inception May 1, 1996	2013	$1.513061	$1.823592	0.000
	2012	$1.370237	$1.513061	0.000
	2011	$1.717053	$1.370237	0.000
	2010	$1.677223	$1.717053	0.000
	2009	$1.306827	$1.677223	0.000
	2008	$2.128035	$1.306827	10,981.402
	2007	$2.084724	$2.128035	11,794.385
	2006	$1.733998	$2.084724	10,973.832
	2005	$1.580366	$1.733998	11,998.000
	2004	$1.342603	$1.580366	13,070.000
Quality Bond Portfolio - Service Class	2014	$1.318231	$1.353893	0.000
Sub-Account inception January 4, 1993	2013	$1.366510	$1.318231	0.000
	2012	$1.303932	$1.366510	0.000
	2011	$1.243024	$1.303932	0.000
	2010	$1.169470	$1.243024	0.000
	2009	$1.038599	$1.169470	0.000
	2008	$1.106686	$1.038599	19,372.979
	2007	$1.090681	$1.106686	20,807.221
	2006	$1.068577	$1.090681	19,307.757
	2005	$1.063714	$1.068577	18,246.000
	2004	$1.050868	$1.063714	16,973.000
Money Market Portfolio - Initial Class	2014	$0.963420	$0.946378	0.000
Sub-Account inception January 4, 1993	2013	$0.980762	$0.963420	0.000
	2012	$0.998509	$0.980762	0.000
	2011	$1.016382	$0.998509	0.000
	2010	$1.034530	$1.016382	0.000
	2009	$1.051803	$1.034530	95,114.822
	2008	$1.044238	$1.051803	157,175.405
	2007	$1.013760	$1.044238	177,561.350
	2006	$0.986677	$1.013760	0.000
	2005	$0.978394	$0.986677	0.000
	2004	$0.988127	$0.978394	0.000

41

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.80%
		Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$2.058770	$2.287391	0.000
Sub-Account inception January 4, 1993	2013	$1.591297	$2.058770	0.000
	2012	$1.402980	$1.591297	0.000
	2011	$1.405409	$1.402980	0.000
	2010	$1.249102	$1.405409	0.000
	2009	$1.008832	$1.249102	0.000
	2008	$1.638614	$1.008832	0.000
	2007	$1.588964	$1.638614	0.000
	2006	$1.403995	$1.588964	0.000
	2005	$1.368526	$1.403995	0.000
	2004	$1.262528	$1.368526	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$1.965359	$2.184130	0.000
Sub-Account inception October 7, 1993	2013	$1.493123	$1.965359	0.000
	2012	$1.360933	$1.493123	0.000
	2011	$1.376404	$1.360933	0.000
	2010	$1.223245	$1.376404	0.000
	2009	$0.933196	$1.223245	0.000
	2008	$1.452325	$0.933196	0.000
	2007	$1.375524	$1.452325	0.000
	2006	$1.285100	$1.375524	0.000
	2005	$1.265741	$1.285100	0.000
	2004	$1.216341	$1.265741	0.000
Core Value Portfolio - Service Class	2014	$2.013752	$2.177630	0.000
Sub-Account inception May 1, 1998	2013	$1.490639	$2.013752	0.000
	2012	$1.285870	$1.490639	0.000
	2011	$1.392914	$1.285870	0.000
	2010	$1.255571	$1.392914	0.000
	2009	$1.083601	$1.255571	0.000
	2008	$1.721957	$1.083601	0.000
	2007	$1.705606	$1.721957	0.000
	2006	$1.432970	$1.705606	0.000
	2005	$1.385876	$1.432970	0.000
	2004	$1.266034	$1.385876	0.000
MidCap Stock Portfolio - Service Class	2014	$2.494775	$2.738872	0.000
Sub-Account inception May 1, 1998	2013	$1.885453	$2.494775	0.000
	2012	$1.608473	$1.885453	0.000
	2011	$1.634119	$1.608473	0.000
	2010	$1.310406	$1.634119	0.000
	2009	$0.985744	$1.310406	54,765.046
	2008	$1.685145	$0.985744	37,404.929
	2007	$1.692166	$1.685145	38,382.605
	2006	$1.599759	$1.692166	41,536.873
	2005	$1.494902	$1.599759	47,600.000
	2004	$1.332293	$1.494902	52,199.000
Technology Growth Portfolio - Service Class	2014	$2.586380	$2.707777	0.000
Sub-Account inception October 1, 1999	2013	$1.987252	$2.586380	0.000
	2012	$1.753955	$1.987252	0.000
	2011	$1.941660	$1.753955	0.000
	2010	$1.524501	$1.941660	0.000
	2009	$0.988039	$1.524501	0.000
	2008	$1.712011	$0.988039	0.000
	2007	$1.523057	$1.712011	0.000
	2006	$1.490264	$1.523057	0.000
	2005	$1.465997	$1.490264	0.000
	2004	$1.489000	$1.465997	0.000

42

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.70%
		Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.112609	$1.133579	0.000
Sub-Account inception May 1, 2012	2013	$1.018341	$1.112609	0.000
	2012	$1.000000	$1.018341	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.070511	$1.090576	0.000
Sub-Account inception May 1, 2012	2013	$1.016813	$1.070511	0.000
	2012	$1.000000	$1.016813	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.171123	$1.188676	0.000
Sub-Account inception May 1, 2012	2013	$1.022284	$1.171123	0.000
	2012	$1.000000	$1.022284	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.083621	$1.155892	0.000
Sub-Account inception May 1, 2012	2013	$1.007584	$1.083621	0.000
	2012	$1.000000	$1.007584	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.139762	$1.212370	0.000
Sub-Account inception May 1, 2012	2013	$1.002635	$1.139762	0.000
	2012	$1.000000	$1.002635	0.000
TA Market Participation Strategy - Service Class	2014	$1.111689	$1.181054	0.000
Sub-Account inception September 17, 2012	2013	$0.989191	$1.111689	0.000
	2012	$1.000000	$0.989191	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.091304	$1.157088	0.000
Sub-Account inception September 17, 2012	2013	$0.992290	$1.091304	0.000
	2012	$1.000000	$0.992290	0.000
TA PIMCO Tactical - Conservative - Service Class	2014	$1.058329	$1.131420	0.000
Sub-Account inception September 17, 2012	2013	$0.995161	$1.058329	0.000
	2012	$1.000000	$0.995161	0.000
TA PIMCO Tactical - Growth - Service Class	2014	$1.133726	$1.186053	0.000
Sub-Account inception September 17, 2012	2013	$0.987114	$1.133726	0.000
	2012	$1.000000	$0.987114	0.000
TA Vanguard ETF - Balanced - Service Class	2014	$1.118006	$1.149330	0.000
Sub-Account inception May 1, 2012	2013	$1.020362	$1.118006	0.000
	2012	$1.000000	$1.020362	0.000
TA Vanguard ETF - Conservative - Service Class	2014	$1.074640	$1.112072	0.000
Sub-Account inception May 1, 2012	2013	$1.016943	$1.074640	0.000
	2012	$1.000000	$1.016943	0.000
TA Vanguard ETF - Growth - Service Class	2014	$1.196562	$1.223283	0.000
Sub-Account inception May 1, 2012	2013	$1.024489	$1.196562	0.000
	2012	$1.000000	$1.024489	0.000
TA WMC US Growth - Initial Class	2014	$2.249579	$2.457586	0.000
Sub-Account inception May 4, 1998	2013	$1.727104	$2.249579	0.000
	2012	$1.552212	$1.727104	0.000
	2011	$1.639741	$1.552212	0.000
	2010	$1.415484	$1.639741	0.000
	2009	$1.114246	$1.415484	0.000
	2008	$2.098894	$1.114246	0.000
	2007	$1.835803	$2.098894	0.000
	2006	$1.717288	$1.835803	0.000
	2005	$1.498570	$1.717288	0.000
	2004	$1.316080	$1.498570	0.000
Appreciation Portfolio - Service Class	2014	$1.908634	$2.023627	0.000
Sub-Account inception April 5, 1993	2013	$1.606507	$1.908634	0.000
	2012	$1.483552	$1.606507	0.000
	2011	$1.387455	$1.483552	0.000
	2010	$1.226514	$1.387455	0.000
	2009	$1.020513	$1.226514	0.000
	2008	$1.476900	$1.020513	0.000
	2007	$1.405827	$1.476900	0.000
	2006	$1.230267	$1.405827	0.000
	2005	$1.201648	$1.230267	0.000
	2004	$1.166204	$1.201648	0.000

43

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.70%
		Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio - Service Class	2014	$1.900036	$1.892957	0.000
Sub-Account inception January 4, 1993	2013	$1.303689	$1.900036	0.000
	2012	$1.102765	$1.303689	0.000
	2011	$1.304935	$1.102765	0.000
	2010	$1.014474	$1.304935	0.000
	2009	$0.820374	$1.014474	0.000
	2008	$1.340847	$0.820374	0.000
	2007	$1.537164	$1.340847	0.000
	2006	$1.511006	$1.537164	0.000
	2005	$1.454830	$1.511006	0.000
	2004	$1.332452	$1.454830	0.000
Growth and Income Portfolio - Service Class	2014	$2.013581	$2.174549	0.000
Sub-Account inception December 15, 1994	2013	$1.501014	$2.013581	0.000
	2012	$1.296365	$1.501014	0.000
	2011	$1.359021	$1.296365	0.000
	2010	$1.168355	$1.359021	0.000
	2009	$0.925115	$1.168355	0.000
	2008	$1.582195	$0.925115	0.000
	2007	$1.487367	$1.582195	0.000
	2006	$1.323199	$1.487367	0.000
	2005	$1.303791	$1.323199	0.000
	2004	$1.236770	$1.303791	0.000
International Equity Portfolio - Service Class	2014	$2.370125	$2.263030	0.000
Sub-Account inception December 15, 1994	2013	$2.052612	$2.370125	0.000
	2012	$1.699579	$2.052612	0.000
	2011	$2.031378	$1.699579	0.000
	2010	$1.882564	$2.031378	0.000
	2009	$1.533068	$1.882564	0.000
	2008	$2.705010	$1.533068	0.000
	2007	$2.354710	$2.705010	0.000
	2006	$1.945955	$2.354710	0.000
	2005	$1.729064	$1.945955	0.000
	2004	$1.415928	$1.729064	0.000
International Value Portfolio - Service Class	2014	$1.843716	$1.639334	0.000
Sub-Account inception May 1, 1996	2013	$1.528260	$1.843716	0.000
	2012	$1.382634	$1.528260	0.000
	2011	$1.730874	$1.382634	0.000
	2010	$1.689055	$1.730874	0.000
	2009	$1.314754	$1.689055	0.000
	2008	$2.138828	$1.314754	0.000
	2007	$2.093231	$2.138828	0.000
	2006	$1.739364	$2.093231	0.000
	2005	$1.583710	$1.739364	0.000
	2004	$1.344107	$1.583710	0.000
Quality Bond Portfolio - Service Class	2014	$1.332730	$1.370129	0.000
Sub-Account inception January 4, 1993	2013	$1.380173	$1.332730	0.000
	2012	$1.315674	$1.380173	0.000
	2011	$1.252979	$1.315674	0.000
	2010	$1.177685	$1.252979	0.000
	2009	$1.044876	$1.177685	0.000
	2008	$1.112274	$1.044876	0.000
	2007	$1.095114	$1.112274	0.000
	2006	$1.071870	$1.095114	0.000
	2005	$1.065953	$1.071870	0.000
	2004	$1.052044	$1.065953	0.000
Money Market Portfolio - Initial Class	2014	$0.974024	$0.957734	0.000
Sub-Account inception January 4, 1993	2013	$0.990574	$0.974024	0.000
	2012	$1.007485	$0.990574	0.000
	2011	$1.024554	$1.007485	0.000
	2010	$1.041848	$1.024554	0.000
	2009	$1.058170	$1.041848	0.000
	2008	$1.049530	$1.058170	0.000
	2007	$1.017894	$1.049530	0.000
	2006	$0.989733	$1.017894	0.000
	2005	$0.980468	$0.989733	0.000
	2004	$0.989235	$0.980468	0.000

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$2.081475	$2.314881	0.000
Sub-Account inception January 4, 1993	2013	$1.607266	$2.081475	0.000
	2012	$1.415663	$1.607266	0.000
	2011	$1.416723	$1.415663	0.000
	2010	$1.257929	$1.416723	0.000
	2009	$1.014971	$1.257929	0.000
	2008	$1.646956	$1.014971	0.000
	2007	$1.595466	$1.646956	0.000
	2006	$1.408349	$1.595466	0.000
	2005	$1.371412	$1.408349	0.000
	2004	$1.263942	$1.371412	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$1.986963	$2.210320	0.000
Sub-Account inception January 22, 2001	2013	$1.508056	$1.986963	0.000
	2012	$1.373183	$1.508056	0.000
	2011	$1.387442	$1.373183	0.000
	2010	$1.231833	$1.387442	0.000
	2009	$0.938838	$1.231833	0.000
	2008	$1.459673	$0.938838	0.000
	2007	$1.381125	$1.459673	0.000
	2006	$1.289073	$1.381125	0.000
	2005	$1.268404	$1.289073	0.000
	2004	$1.217703	$1.268404	0.000
Core Value Portfolio - Service Class	2014	$2.035941	$2.203799	0.000
Sub-Account inception May 1, 1998	2013	$1.505596	$2.035941	0.000
	2012	$1.297483	$1.505596	0.000
	2011	$1.404114	$1.297483	0.000
	2010	$1.264422	$1.404114	0.000
	2009	$1.090166	$1.264422	0.000
	2008	$1.730677	$1.090166	0.000
	2007	$1.712550	$1.730677	0.000
	2006	$1.437395	$1.712550	0.000
	2005	$1.388793	$1.437395	0.000
	2004	$1.267446	$1.388793	0.000
MidCap Stock Portfolio - Service Class	2014	$2.522196	$2.771707	0.000
Sub-Account inception May 1, 1998	2013	$1.904301	$2.522196	0.000
	2012	$1.622949	$1.904301	0.000
	2011	$1.647212	$1.622949	0.000
	2010	$1.319618	$1.647212	0.000
	2009	$0.991702	$1.319618	0.000
	2008	$1.693656	$0.991702	0.00
	2007	$1.699035	$1.693656	0.000
	2006	$1.604676	$1.699035	0.000
	2005	$1.498031	$1.604676	0.000
	2004	$1.333778	$1.498031	0.000
Technology Growth Portfolio - Service Class	2014	$2.614862	$2.740296	0.000
Sub-Account inception October 1, 1999	2013	$2.007155	$2.614862	0.000
	2012	$1.769782	$2.007155	0.000
	2011	$1.957258	$1.769782	0.000
	2010	$1.535245	$1.957258	0.000
	2009	$0.994020	$1.535245	0.000
	2008	$1.720677	$0.994020	0.000
	2007	$1.529264	$1.720677	0.000
	2006	$1.494862	$1.529264	0.000
	2005	$1.469064	$1.494862	0.000
	2004	$1.490650	$1.469064	0.000

45

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.113529	$1.135067	0.000
Sub-Account inception May 1, 2012	2013	$1.018679	$1.113529	0.000
	2012	$1.000000	$1.018679	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.071382	$1.092005	0.000
Sub-Account inception May 1, 2012	2013	$1.017143	$1.071382	0.000
	2012	$1.000000	$1.017143	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.172095	$1.190249	0.000
Sub-Account inception May 1, 2012	2013	$1.022618	$1.172095	0.000
	2012	$1.000000	$1.022618	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.084499	$1.157393	0.000
Sub-Account inception May 1, 2012	2013	$1.007913	$1.084499	0.000
	2012	$1.000000	$1.007913	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.140694	$1.213957	0.000
Sub-Account inception May 1, 2012	2013	$1.002962	$1.140694	0.000
	2012	$1.000000	$1.002962	0.000
TA Market Participation Strategy - Service Class	2014	$1.112403	$1.182385	0.000
Sub-Account inception September 17, 2012	2013	$0.989330	$1.112403	0.000
	2012	$1.000000	$0.989330	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.091981	$1.158374	0.000
Sub-Account inception September 17, 2012	2013	$0.992428	$1.091981	0.000
	2012	$1.000000	$0.992428	0.000
TA PIMCO Tactical - Conservative - Service Class	2014	$1.059003	$1.132688	0.000
Sub-Account inception September 17, 2012	2013	$0.995308	$1.059003	0.000
	2012	$1.000000	$0.995308	0.000
TA PIMCO Tactical - Growth - Service Class	2014	$1.134449	$1.187395	0.000
Sub-Account inception September 17, 2012	2013	$0.987256	$1.134449	0.000
	2012	$1.000000	$0.987256	0.000
TA Vanguard ETF - Balanced - Service Class	2014	$1.118924	$1.150836	0.000
Sub-Account inception May 1, 2012	2013	$1.020696	$1.118924	0.000
	2012	$1.000000	$1.020696	0.000
TA Vanguard ETF - Conservative - Service Class	2014	$1.075506	$1.113505	0.000
Sub-Account inception May 1, 2012	2013	$1.017271	$1.075506	0.000
	2012	$1.000000	$1.017271	0.000
TA Vanguard ETF - Growth - Service Class	2014	$1.197544	$1.224888	0.000
Sub-Account inception May 1, 2012	2013	$1.024831	$1.197544	0.000
	2012	$1.000000	$1.024831	0.000
TA WMC US Growth - Initial Class	2014	$2.261878	$2.472243	0.000
Sub-Account inception May 4, 1998	2013	$1.735697	$2.261878	0.000
	2012	$1.559158	$1.735697	0.000
	2011	$1.646277	$1.559158	0.000
	2010	$1.420437	$1.646277	0.000
	2009	$1.117599	$1.420437	0.000
	2008	$2.104177	$1.117599	0.000
	2007	$1.839517	$2.104177	0.000
	2006	$1.719916	$1.839517	0.000
	2005	$1.500132	$1.719916	0.000
	2004	$1.316807	$1.500132	0.000
Appreciation Portfolio - Service Class	2014	$1.919145	$2.035754	0.000
Sub-Account inception April 5, 1993	2013	$1.614562	$1.919145	0.000
	2012	$1.490260	$1.614562	0.000
	2011	$1.393054	$1.490260	0.000
	2010	$1.230844	$1.393054	0.000
	2009	$1.023622	$1.230844	0.000
	2008	$1.480675	$1.023622	0.000
	2007	$1.408715	$1.480675	0.000
	2006	$1.232176	$1.408715	0.000
	2005	$1.202921	$1.232176	0.000
	2004	$1.166849	$1.202921	0.000

46

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio - Service Class	2014	$1.910492	$1.904314	0.000
Sub-Account inception January 4, 1993	2013	$1.310224	$1.910492	0.000
	2012	$1.107748	$1.310224	0.000
	2011	$1.310194	$1.107748	0.000
	2010	$1.018060	$1.310194	0.000
	2009	$0.822861	$1.018060	0.000
	2008	$1.344242	$0.822861	0.000
	2007	$1.540287	$1.344242	0.000
	2006	$1.512386	$1.540287	0.000
	2005	$1.456356	$1.512386	0.000
	2004	$1.333202	$1.456356	0.000
Growth and Income Portfolio - Service Class	2014	$2.024647	$2.187576	0.000
Sub-Account inception December 15, 1994	2013	$1.508515	$2.024647	0.000
	2012	$1.302196	$1.508515	0.000
	2011	$1.364465	$1.302196	0.000
	2010	$1.172458	$1.364465	0.000
	2009	$0.927916	$1.172458	0.000
	2008	$1.586196	$0.927916	0.000
	2007	$1.490397	$1.586196	0.000
	2006	$1.325245	$1.490397	0.000
	2005	$1.305162	$1.325245	0.000
	2004	$1.237454	$1.305162	0.000
International Equity Portfolio - Service Class	2014	$2.383149	$2.276577	0.000
Sub-Account inception December 15, 1994	2013	$2.062875	$2.383149	0.000
	2012	$1.707240	$2.062875	0.000
	2011	$2.039536	$1.707240	0.000
	2010	$1.889202	$2.039536	0.000
	2009	$1.537718	$1.889202	0.000
	2008	$2.711871	$1.537718	0.000
	2007	$2.359503	$2.711871	0.000
	2006	$1.948966	$2.359503	0.000
	2005	$1.730892	$1.948966	0.000
	2004	$1.416724	$1.730892	0.000
International Value Portfolio - Service Class	2014	$1.853843	$1.649153	0.000
Sub-Account inception May 1, 1996	2013	$1.535903	$1.853843	0.000
	2012	$1.388863	$1.535903	0.000
	2011	$1.737814	$1.388863	0.000
	2010	$1.694996	$1.737814	0.000
	2009	$1.318722	$1.694996	0.000
	2008	$2.144206	$1.318722	0.000
	2007	$2.097468	$2.144206	0.000
	2006	$1.742036	$2.097468	0.000
	2005	$1.585358	$1.742036	0.000
	2004	$1.344852	$1.585358	0.000
Quality Bond Portfolio - Service Class	2014	$1.340050	$1.378323	0.000
Sub-Account inception January 4, 1993	2013	$1.387085	$1.340050	0.000
	2012	$1.321604	$1.387085	0.000
	2011	$1.258022	$1.321604	0.000
	2010	$1.181834	$1.258022	0.000
	2009	$1.048038	$1.181834	0.000
	2008	$1.115095	$1.048038	0.000
	2007	$1.097349	$1.115095	0.000
	2006	$1.073519	$1.097349	0.000
	2005	$1.067065	$1.073519	0.000
	2004	$1.052625	$1.067065	0.000
Money Market Portfolio - Initial Class	2014	$0.979398	$0.963493	0.000
Sub-Account inception January 4, 1993	2013	$0.995542	$0.979398	0.000
	2012	$1.012057	$0.995542	0.000
	2011	$1.028645	$1.012057	0.000
	2010	$1.045507	$1.028645	0.000
	2009	$1.061361	$1.045507	0.000
	2008	$1.052176	$1.061361	0.000
	2007	$1.019962	$1.052176	0.000
	2006	$0.991250	$1.019962	0.000
	2005	$0.981486	$0.991250	0.000
	2004	$0.989783	$0.981486	0.000

47

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.65%
		Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$2.092913	$2.328747	0.000
Sub-Account inception January 4, 1993	2013	$1.615300	$2.092913	0.000
	2012	$1.422044	$1.615300	0.000
	2011	$1.422419	$1.422044	0.000
	2010	$1.262357	$1.422419	0.000
	2009	$1.018036	$1.262357	0.000
	2008	$1.651111	$1.018036	0.000
	2007	$1.598712	$1.651111	0.000
	2006	$1.410528	$1.598712	0.000
	2005	$1.372873	$1.410528	0.000
	2004	$1.264655	$1.372873	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$1.997938	$2.223613	0.000
Sub-Account inception October 7, 1993	2013	$1.515636	$1.997938	0.000
	2012	$1.379402	$1.515636	0.000
	2011	$1.393041	$1.379402	0.000
	2010	$1.236209	$1.393041	0.000
	2009	$0.941703	$1.236209	0.000
	2008	$1.463387	$0.941703	0.000
	2007	$1.383940	$1.463387	0.000
	2006	$1.291059	$1.383940	0.000
	2005	$1.269731	$1.291059	0.000
	2004	$1.218374	$1.269731	0.000
Core Value Portfolio - Service Class	2014	$2.047122	$2.216981	0.000
Sub-Account inception May 1, 1998	2013	$1.513117	$2.047122	0.000
	2012	$1.303328	$1.513117	0.000
	2011	$1.409749	$1.303328	0.000
	2010	$1.268871	$1.409749	0.000
	2009	$1.093462	$1.268871	0.000
	2008	$1.735055	$1.093462	0.000
	2007	$1.716029	$1.735055	0.000
	2006	$1.439609	$1.716029	0.000
	2005	$1.390256	$1.439609	0.000
	2004	$1.268159	$1.390256	0.000
MidCap Stock Portfolio - Service Class	2014	$2.536090	$2.788339	0.000
Sub-Account inception May 1, 1998	2013	$1.913858	$2.536090	0.000
	2012	$1.630295	$1.913858	0.000
	2011	$1.653853	$1.630295	0.000
	2010	$1.324821	$1.653853	0.000
	2009	$0.994724	$1.324821	0.000
	2008	$1.697974	$0.994724	0.000
	2007	$1.702520	$1.697974	0.000
	2006	$1.607185	$1.702520	0.000
	2005	$1.499628	$1.607185	0.000
	2004	$1.334534	$1.499628	0.000
Technology Growth Portfolio - Service Class	2014	$2.629232	$2.756702	0.000
Sub-Account inception October 1, 1999	2013	$2.017195	$2.629232	0.000
	2012	$1.777749	$2.017195	0.000
	2011	$1.965100	$1.777749	0.000
	2010	$1.540639	$1.965100	0.000
	2009	$0.997021	$1.540639	0.000
	2008	$1.725023	$0.997021	0.000
	2007	$1.532367	$1.725023	0.000
	2006	$1.497167	$1.532367	0.000
	2005	$1.470618	$1.497167	0.000
	2004	$1.491485	$1.470618	0.000

48

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.116284	$1.139559	0.000
Sub-Account inception May 1, 2012	2013	$1.019685	$1.116284	0.000
	2012	$1.000000	$1.019685	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.074038	$1.096327	0.000
Sub-Account inception May 1, 2012	2013	$1.018152	$1.074038	0.000
	2012	$1.000000	$1.018152	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.174978	$1.194939	0.000
Sub-Account inception May 1, 2012	2013	$1.023631	$1.174978	0.000
	2012	$1.000000	$1.023631	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.087191	$1.161974	0.000
Sub-Account inception May 1, 2012	2013	$1.008908	$1.087191	0.000
	2012	$1.000000	$1.008908	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.143507	$1.218749	0.000
Sub-Account inception May 1, 2012	2013	$1.003956	$1.143507	0.000
	2012	$1.000000	$1.003956	0.000
TA Market Participation Strategy - Service Class	2014	$1.114515	$1.186379	0.000
Sub-Account inception September 17, 2012	2013	$0.989747	$1.114515	0.000
	2012	$1.000000	$0.989747	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.094062	$1.162307	0.000
Sub-Account inception September 17, 2012	2013	$0.992854	$1.094062	0.000
	2012	$1.000000	$0.992854	0.000
TA PIMCO Tactical - Conservative - Service Class	2014	$1.061028	$1.136539	0.000
Sub-Account inception September 17, 2012	2013	$0.995730	$1.061028	0.000
	2012	$1.000000	$0.995730	0.000
TA PIMCO Tactical - Growth - Service Class	2014	$1.136605	$1.191440	0.000
Sub-Account inception September 17, 2012	2013	$0.987676	$1.136605	0.000
	2012	$1.000000	$0.987676	0.000
TA Vanguard ETF - Balanced - Service Class	2014	$1.121692	$1.155395	0.000
Sub-Account inception May 1, 2012	2013	$1.021710	$1.121692	0.000
	2012	$1.000000	$1.021710	0.000
TA Vanguard ETF - Conservative - Service Class	2014	$1.078171	$1.117919	0.000
Sub-Account inception May 1, 2012	2013	$1.018279	$1.078171	0.000
	2012	$1.000000	$1.018279	0.000
TA Vanguard ETF - Growth - Service Class	2014	$1.200504	$1.229724	0.000
Sub-Account inception May 1, 2012	2013	$1.025846	$1.200504	0.000
	2012	$1.000000	$1.025846	0.000
TA WMC US Growth - Initial Class	2014	$2.115653	$2.315827	0.000
Sub-Account inception May 4, 1998	2013	$1.621091	$2.115653	0.000
	2012	$1.454049	$1.621091	0.000
	2011	$1.533038	$1.454049	0.000
	2010	$1.320771	$1.533038	0.000
	2009	$1.037642	$1.320771	0.000
	2008	$1.950729	$1.037642	0.000
	2007	$1.702838	$1.950729	0.000
	2006	$1.589777	$1.702838	0.000
	2005	$1.384583	$1.589777	0.000
	2004	$1.213582	$1.384583	0.000
Appreciation Portfolio - Service Class	2014	$1.950284	$2.071845	0.000
Sub-Account inception April 5, 1993	2013	$1.638337	$1.950284	0.000
	2012	$1.509954	$1.638337	0.000
	2011	$1.409392	$1.509954	0.000
	2010	$1.243453	$1.409392	0.000
	2009	$1.032574	$1.243453	0.000
	2008	$1.491400	$1.032574	0.000
	2007	$1.416816	$1.491400	7,942.783
	2006	$1.237448	$1.416816	7,949.155
	2005	$1.206280	$1.237448	7,956.000
	2004	$1.168378	$1.206280	7,963.000

49

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio - Service Class	2014	$1.854754	$1.851503	0.000
Sub-Account inception January 4, 1993	2013	$1.270116	$1.854754	0.000
	2012	$1.072241	$1.270116	0.000
	2011	$1.266328	$1.072241	0.000
	2010	$0.982520	$1.266328	0.000
	2009	$0.792957	$0.982520	0.000
	2008	$1.293463	$0.792957	0.000
	2007	$1.479906	$1.293463	0.000
	2006	$1.450956	$1.479906	0.000
	2005	$1.395136	$1.450956	0.000
	2004	$1.275264	$1.395136	0.000
Growth and Income Portfolio - Service Class	2014	$1.991661	$2.155121	0.000
Sub-Account inception December 15, 1994	2013	$1.481757	$1.991661	0.000
	2012	$1.277204	$1.481757	0.000
	2011	$1.336307	$1.277204	0.000
	2010	$1.146576	$1.336307	0.000
	2009	$0.906084	$1.146576	0.000
	2008	$1.546568	$0.906084	0.000
	2007	$1.451013	$1.546568	0.000
	2006	$1.288331	$1.451013	0.000
	2005	$1.266944	$1.288331	0.000
	2004	$1.199436	$1.266944	0.000
International Equity Portfolio - Service Class	2014	$2.328393	$2.227558	0.000
Sub-Account inception December 15, 1994	2013	$2.012505	$2.328393	0.000
	2012	$1.663075	$2.012505	0.000
	2011	$1.983843	$1.663075	0.000
	2010	$1.834912	$1.983843	0.000
	2009	$1.491328	$1.834912	0.000
	2008	$2.626148	$1.491328	0.000
	2007	$2.281539	$2.626148	0.000
	2006	$1.881790	$2.281539	0.000
	2005	$1.668769	$1.881790	0.000
	2004	$1.363860	$1.668769	0.000
International Value Portfolio - Service Class	2014	$1.930570	$1.719948	0.000
Sub-Account inception May 1, 1996	2013	$1.597104	$1.930570	0.000
	2012	$1.442060	$1.597104	0.000
	2011	$1.801725	$1.442060	0.000
	2010	$1.754738	$1.801725	0.000
	2009	$1.363187	$1.754738	0.000
	2008	$2.213240	$1.363187	0.000
	2007	$2.161778	$2.213240	0.000
	2006	$1.792804	$2.161778	0.000
	2005	$1.629166	$1.792804	0.000
	2004	$1.379972	$1.629166	0.000
Quality Bond Portfolio - Service Class	2014	$1.302278	$1.341449	0.000
Sub-Account inception January 4, 1993	2013	$1.346005	$1.302278	0.000
	2012	$1.280567	$1.346005	0.000
	2011	$1.217165	$1.280567	13,733.115
	2010	$1.141773	$1.217165	14,453.251
	2009	$1.011027	$1.141773	15,236.215
	2008	$1.074124	$1.011027	28,245.498
	2007	$1.055454	$1.074124	28,947.901
	2006	$1.031021	$1.055454	29,713.000
	2005	$1.023317	$1.031021	30,524.000
	2004	$1.007968	$1.023317	29,228.144
Money Market Portfolio - Initial Class	2014	$0.998301	$0.983561	0.000
Sub-Account inception January 4, 1993	2013	$1.013271	$0.998301	0.000
	2012	$1.028573	$1.013271	0.000
	2011	$1.043901	$1.028573	17,048.180
	2010	$1.059440	$1.043901	17,942.150
	2009	$1.073928	$1.059440	18,914.143
	2008	$1.063052	$1.073928	26,658.720
	2007	$1.028971	$1.063052	0.000
	2006	$0.998548	$1.028971	0.000
	2005	$0.987257	$0.998548	0.000
	2004	$0.994129	$0.987257	0.000

50

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.50%
		Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$2.035076	$2.267738	0.000
Sub-Account inception January 4, 1993	2013	$1.568348	$2.035076	0.000
	2012	$1.378657	$1.568348	0.000
	2011	$1.376984	$1.378657	9,580.267
	2010	$1.220246	$1.376984	10,082.613
	2009	$0.982625	$1.220246	10,628.820
	2008	$1.591330	$0.982625	18,797.718
	2007	$1.538544	$1.591330	19,286.981
	2006	$1.355452	$1.538544	19,820.000
	2005	$1.317332	$1.355452	20,385.000
	2004	$1.211705	$1.317332	0.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$1.988546	$2.216434	0.000
Sub-Account inception October 7, 1993	2013	$1.506296	$1.988546	0.000
	2012	$1.368877	$1.506296	0.000
	2011	$1.380375	$1.368877	0.000
	2010	$1.223153	$1.380375	0.000
	2009	$0.930379	$1.223153	0.000
	2008	$1.443649	$0.930379	0.000
	2007	$1.363264	$1.443649	0.000
	2006	$1.269909	$1.363264	0.000
	2005	$1.247105	$1.269909	0.000
	2004	$1.194894	$1.247105	0.000
Core Value Portfolio - Service Class	2014	$2.024727	$2.195967	0.000
Sub-Account inception May 1, 1998	2013	$1.494350	$2.024727	0.000
	2012	$1.285247	$1.494350	0.000
	2011	$1.388132	$1.285247	0.000
	2010	$1.247570	$1.388132	0.000
	2009	$1.073519	$1.247570	0.000
	2008	$1.700878	$1.073519	0.000
	2007	$1.679723	$1.700878	0.000
	2006	$1.407081	$1.679723	0.000
	2005	$1.356839	$1.407081	0.000
	2004	$1.235847	$1.356839	0.000
MidCap Stock Portfolio - Service Class	2014	$2.429642	$2.675248	0.000
Sub-Account inception May 1, 1998	2013	$1.830820	$2.429642	0.000
	2012	$1.557242	$1.830820	0.000
	2011	$1.577421	$1.557242	0.000
	2010	$1.261216	$1.577421	0.000
	2009	$0.945957	$1.261216	0.000
	2008	$1.612334	$0.945957	0.000
	2007	$1.614251	$1.612334	0.000
	2006	$1.521609	$1.614251	0.000
	2005	$1.417690	$1.521609	0.000
	2004	$1.259751	$1.417690	0.000
Technology Growth Portfolio - Service Class	2014	$2.395319	$2.515162	0.000
Sub-Account inception October 1, 1999	2013	$1.835022	$2.395319	0.000
	2012	$1.614797	$1.835022	0.000
	2011	$1.782349	$1.614797	0.000
	2010	$1.395301	$1.782349	0.000
	2009	$0.901642	$1.395301	0.000
	2008	$1.557678	$0.901642	0.000
	2007	$1.381654	$1.557678	0.000
	2006	$1.347928	$1.381654	0.000
	2005	$1.322071	$1.347928	0.000
	2004	$1.338854	$1.322071	0.000

51

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.117194	$1.141055	0.000
Sub-Account inception May 1, 2012	2013	$1.020022	$1.117194	0.000
	2012	$1.000000	$1.020022	5,243.207
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.074914	$1.097758	0.000
Sub-Account inception May 1, 2012	2013	$1.018486	$1.074914	0.000
	2012	$1.000000	$1.018486	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.175939	$1.196513	0.000
Sub-Account inception May 1, 2012	2013	$1.023963	$1.175939	0.000
	2012	$1.000000	$1.023963	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.088082	$1.163517	0.000
Sub-Account inception May 1, 2012	2013	$1.009242	$1.088082	0.000
	2012	$1.000000	$1.009242	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.144447	$1.220346	2,294.637
Sub-Account inception May 1, 2012	2013	$1.004290	$1.144447	0.000
	2012	$1.000000	$1.004290	0.000
TA Market Participation Strategy - Service Class	2014	$1.115229	$1.187726	0.000
Sub-Account inception September 17, 2012	2013	$0.989890	$1.115229	0.000
	2012	$1.000000	$0.989890	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.094774	$1.163640	0.000
Sub-Account inception September 17, 2012	2013	$0.992993	$1.094774	0.000
	2012	$1.000000	$0.992993	0.000
TA PIMCO Tactical - Conservative - Service Class	2014	$1.061695	$1.137814	0.000
Sub-Account inception September 17, 2012	2013	$0.995871	$1.061695	0.000
	2012	$1.000000	$0.995871	0.000
TA PIMCO Tactical - Growth - Service Class	2014	$1.137321	$1.192745	0.000
Sub-Account inception September 17, 2012	2013	$0.987812	$1.137321	0.000
	2012	$1.000000	$0.987812	0.000
TA Vanguard ETF - Balanced - Service Class	2014	$1.122611	$1.156906	0.000
Sub-Account inception May 1, 2012	2013	$1.022044	$1.122611	0.000
	2012	$1.000000	$1.022044	0.000
TA Vanguard ETF - Conservative - Service Class	2014	$1.079052	$1.119380	0.000
Sub-Account inception May 1, 2012	2013	$1.018610	$1.079052	0.000
	2012	$1.000000	$1.018610	3,412.028
TA Vanguard ETF - Growth - Service Class	2014	$1.201486	$1.231343	0.000
Sub-Account inception May 1, 2012	2013	$1.026180	$1.201486	0.000
	2012	$1.000000	$1.026180	0.000
TA WMC US Growth - Initial Class	2014	$1.908283	$2.089868	81,347.420
Sub-Account inception May 4, 1998	2013	$1.461475	$1.908283	90,300.537
	2012	$1.310233	$1.461475	91,610.941
	2011	$1.380722	$1.310233	83,546.593
	2010	$1.188963	$1.380722	82,592.498
	2009	$0.933628	$1.188963	76,119.394
	2008	$1.754316	$0.933628	108,045.201
	2007	$1.530621	$1.754316	83,284.344
	2006	$1.428284	$1.530621	66,801.248
	2005	$1.243330	$1.428284	85,107.000
	2004	$1.089233	$1.243330	81,161.000
Appreciation Portfolio - Service Class	2014	$1.671260	$1.776308	840,793.875
Sub-Account inception April 5, 1993	2013	$1.403253	$1.671260	1,020,986.141
	2012	$1.292660	$1.403253	1,124,934.332
	2011	$1.205969	$1.292660	1,302,969.784
	2010	$1.063449	$1.205969	1,677,501.290
	2009	$0.882662	$1.063449	2,029,790.364
	2008	$1.274242	$0.882662	2,535,890.763
	2007	$1.209918	$1.274242	2,851,753.008
	2006	$1.056224	$1.209918	3,434,030.061
	2005	$1.029121	$1.056224	3,955,556.000
	2004	$0.996304	$1.029121	4,493,384.000

52

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio - Service Class	2014	$1.415776	$1.413978	310,812.656
Sub-Account inception January 4, 1993	2013	$0.969034	$1.415776	399,001.063
	2012	$0.817665	$0.969034	428,475.872
	2011	$0.965205	$0.817665	429,259.871
	2010	$0.748519	$0.965205	471,919.344
	2009	$0.603818	$0.748519	559,978.796
	2008	$0.984456	$0.603818	594,958.516
	2007	$1.125799	$0.984456	643,780.412
	2006	$1.103236	$1.125799	622,742.195
	2005	$1.090274	$1.103236	721,936.000
	2004	$0.968686	$1.090274	765,068.000
Growth and Income Portfolio - Service Class	2014	$1.621024	$1.754923	303,393.221
Sub-Account inception December 15, 1994	2013	$1.205418	$1.621024	463,268.196
	2012	$1.038502	$1.205418	511,878.313
	2011	$1.086021	$1.038502	542,517.716
	2010	$0.931360	$1.086021	671,829.311
	2009	$0.735653	$0.931360	748,472.028
	2008	$1.255043	$0.735653	831,736.409
	2007	$1.176916	$1.255043	1,109,382.144
	2006	$1.044440	$1.176916	1,241,898.670
	2005	$1.026593	$1.044440	1,188,180.000
	2004	$0.971411	$1.026593	1,279,084.000
International Equity Portfolio - Service Class	2014	$1.933076	$1.850281	154,121.108
Sub-Account inception December 15, 1994	2013	$1.669991	$1.933076	218,560.946
	2012	$1.379347	$1.669991	249,968.563
	2011	$1.644585	$1.379347	256,013.785
	2010	$1.520365	$1.644585	295,400.969
	2009	$1.235067	$1.520365	374,227.881
	2008	$2.173818	$1.235067	431,088.782
	2007	$1.887627	$2.173818	427,112.833
	2006	$1.556126	$1.887627	329,639.367
	2005	$1.379292	$1.556126	239,869.000
	2004	$1.126730	$1.379292	227,167.000
International Value Portfolio - Service Class	2014	$1.511901	$1.347612	294,083.748
Sub-Account inception May 1, 1996	2013	$1.250137	$1.511901	354,725.832
	2012	$1.128216	$1.250137	396,434.367
	2011	$1.408911	$1.128216	412,705.162
	2010	$1.371494	$1.408911	434,224.617
	2009	$1.064934	$1.371494	539,834.265
	2008	$1.728144	$1.064934	588,904.565
	2007	$1.687119	$1.728144	633,907.236
	2006	$1.398470	$1.687119	558,867.086
	2005	$1.270199	$1.398470	478,504.000
	2004	$1.075381	$1.270199	480,389.000
Quality Bond Portfolio - Service Class	2014	$1.399863	$1.442682	1,468,096.764
Sub-Account inception January 4, 1993	2013	$1.446148	$1.399863	1,779,407.836
	2012	$1.375157	$1.446148	1,938,234.089
	2011	$1.306433	$1.375157	2,025,809.754
	2010	$1.224894	$1.306433	2,150,926.851
	2009	$1.084087	$1.224894	2,452,231.441
	2008	$1.151170	$1.084087	2,810,198.473
	2007	$1.130604	$1.151170	2,995,330.527
	2006	$1.103888	$1.130604	2,824,960.719
	2005	$1.095092	$1.103888	3,133,273.000
	2004	$1.078138	$1.095092	3,355,387.000
Money Market Portfolio - Initial Class	2014	$1.001001	$0.986734	1,439,702.860
Sub-Account inception January 4, 1993	2013	$1.015560	$1.001001	1,686,886.815
	2012	$1.030346	$1.015560	1,830,854.316
	2011	$1.045217	$1.030346	2,167,246.948
	2010	$1.060254	$1.045217	2,498,062.404
	2009	$1.074234	$1.060254	3,900,836.605
	2008	$1.062833	$1.074234	4,655,205.245
	2007	$1.028248	$1.062833	4,877,228.676
	2006	$0.997350	$1.028248	439,314.977
	2005	$0.985577	$0.997350	541,274.000
	2004	$0.991945	$0.985577	574,496.000

53

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.45%
		Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$1.722778	$1.920675	719,196.821
Sub-Account inception January 4, 1993	2013	$1.327016	$1.722778	829,738.926
	2012	$1.165944	$1.327016	913,639.972
	2011	$1.163959	$1.165944	984,971.666
	2010	$1.030960	$1.163959	1,091,717.814
	2009	$0.829791	$1.030960	1,452,137.117
	2008	$1.343140	$0.829791	1,621,793.280
	2007	$1.297948	$1.343140	2,014,618.361
	2006	$1.142925	$1.297948	2,151,271.493
	2005	$1.110229	$1.142925	2,434,092.000
	2004	$1.020708	$1.110229	2,658,462.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$1.561283	$1.741056	92,276.235
Sub-Account inception October 7, 1993	2013	$1.182058	$1.561283	95,476.052
	2012	$1.073682	$1.182058	99,958.818
	2011	$1.082161	$1.073682	102,992.378
	2010	$0.958433	$1.082161	124,157.449
	2009	$0.728667	$0.958433	142,072.539
	2008	$1.130107	$0.728667	154,432.358
	2007	$1.066649	$1.130107	159,915.041
	2006	$0.993117	$1.066649	143,182.391
	2005	$0.974799	$0.993117	140,126.000
	2004	$0.933524	$0.974799	142,197.000
Core Value Portfolio - Service Class	2014	$1.655559	$1.796466	1,031,339.558
Sub-Account inception May 1, 1998	2013	$1.221285	$1.655559	1,283,155.539
	2012	$1.049880	$1.221285	1,436,156.159
	2011	$1.133372	$1.049880	1,691,733.403
	2010	$1.018107	$1.133372	1,879,849.739
	2009	$0.875632	$1.018107	2,085,506.871
	2008	$1.386653	$0.875632	2,636,863.949
	2007	$1.368734	$1.386653	2,950,643.951
	2006	$1.146008	$1.368734	3,010,425.780
	2005	$1.104555	$1.146008	3,198,004.000
	2004	$1.005558	$1.104555	3,431,452.000
MidCap Stock Portfolio - Service Class	2014	$2.016875	$2.221856	486,702.657
Sub-Account inception May 1, 1998	2013	$1.519033	$2.016875	614,172.943
	2012	$1.291406	$1.519033	652,464.854
	2011	$1.307496	$1.291406	684,918.044
	2010	$1.044890	$1.307496	779,687.321
	2009	$0.783316	$1.044890	1,098,819.075
	2008	$1.334454	$0.783316	1,269,795.818
	2007	$1.335380	$1.334454	1,347,582.506
	2006	$1.258126	$1.335380	1,379,284.323
	2005	$1.171625	$1.258126	1,535,223.000
	2004	$1.040589	$1.171625	1,471,094.000
Technology Growth Portfolio - Service Class	2014	$1.879870	$1.974901	141,824.304
Sub-Account inception October 1, 1999	2013	$1.439435	$1.879870	157,001.061
	2012	$1.266058	$1.439435	175,781.306
	2011	$1.396741	$1.266058	171,297.557
	2010	$1.092884	$1.396741	196,536.501
	2009	$0.705872	$1.092884	261,106.974
	2008	$1.218857	$0.705872	370,471.989
	2007	$1.080591	$1.218857	334,244.916
	2006	$1.053691	$1.080591	411,102.698
	2005	$1.032968	$1.053691	499,041.000
	2004	$1.045556	$1.032968	484,458.000

54

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Appreciation Portfolio - Service Class	2014	$55.867465	$59.408323	197,356.786
Sub-Account inception April 5, 1993	2013	$46.885196	$55.867465	226,185.019
	2012	$43.168679	$46.885196	255,894.563
	2011	$40.253890	$43.168679	302,278.964
	2010	$35.479401	$40.253890	377,961.953
	2009	$29.433395	$35.479401	445,173.472
	2008	$42.470068	$29.433395	528,806.748
	2007	$40.306158	$42.470068	709,007.637
	2006	$35.168825	$40.306158	788,575.077
	2005	$34.249546	$35.168825	946,178.000
	2004	$33.140811	$34.249546	1,078,182.000
Opportunistic Small Cap Portfolio - Service Class	2014	$122.107345	$122.012782	25,746.804
Sub-Account inception January 4, 1993	2013	$83.535962	$122.107345	35,861.137
	2012	$70.452281	$83.535962	37,031.502
	2011	$83.122829	$70.452281	39,750.634
	2010	$64.430450	$83.122829	43,217.253
	2009	$51.948583	$64.430450	49,905.335
	2008	$84.654356	$51.948583	53,459.812
	2007	$96.760742	$84.654356	62,247.149
	2006	$94.774944	$96.760742	66,611.595
	2005	$91.039643	$94.774944	76,936.000
	2004	$83.135053	$91.039643	89,304.000
Growth and Income Portfolio - Service Class	2014	$45.466011	$49.245888	122,789.933
Sub-Account inception December 15, 1994	2013	$33.792512	$45.466011	148,117.059
	2012	$29.098660	$33.792512	184,748.224
	2011	$30.415222	$29.098660	207,601.330
	2010	$26.071071	$30.415222	247,021.716
	2009	$20.582516	$26.071071	299,246.619
	2008	$35.096982	$20.582516	384,507.512
	2007	$32.895597	$35.096982	482,532.287
	2006	$29.178756	$32.895597	484,707.551
	2005	$28.666082	$29.178756	586,839.000
	2004	$27.111778	$28.666082	706,302.000
International Equity Portfolio - Service Class	2014	$28.810885	$27.590456	58,829.052
Sub-Account inception December 15, 1994	2013	$24.877669	$28.810885	70,445.507
	2012	$20.537874	$24.877669	81,948.309
	2011	$24.475076	$20.537874	104,295.079
	2010	$22.615282	$24.475076	119,026.844
	2009	$18.362436	$22.615282	148,073.996
	2008	$32.303332	$18.362436	176,050.880
	2007	$28.036634	$32.303332	252,231.146
	2006	$23.101628	$28.036634	201,039.327
	2005	$20.466423	$23.101628	190,530.000
	2004	$16.710433	$20.466423	158,242.000
International Value Portfolio - Service Class	2014	$19.863449	$17.713771	117,619.148
Sub-Account inception May 1, 1996	2013	$16.416338	$19.863449	135,692.636
	2012	$14.808050	$16.416338	181,756.826
	2011	$18.483083	$14.808050	209,929.199
	2010	$17.983369	$18.483083	231,294.076
	2009	$13.956824	$17.983369	258,557.118
	2008	$22.637498	$13.956824	299,833.690
	2007	$22.089225	$22.637498	393,280.565
	2006	$18.300986	$22.089225	320,774.821
	2005	$16.614190	$18.300986	359,670.000
	2004	$14.059011	$16.614190	370,544.000

55

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Quality Bond Portfolio - Service Class	2014	$25.783844	$26.585748	308,033.776
Sub-Account inception January 4, 1993	2013	$26.623196	$25.783844	374,793.488
	2012	$25.303693	$26.623196	465,481.299
	2011	$24.027250	$25.303693	564,336.084
	2010	$22.516700	$24.027250	606,964.387
	2009	$19.918508	$22.516700	720,802.839
	2008	$21.140604	$19.918508	918,221.609
	2007	$20.752654	$21.140604	1,198,899.915
	2006	$20.252291	$20.752654	1,115,399.767
	2005	$20.081126	$20.252291	1,361,676.000
	2004	$19.760442	$20.081126	1,719,663.000
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$66.750724	$74.455425	129,532.468
Sub-Account inception January 4, 1993	2013	$51.391203	$66.750724	153,566.996
	2012	$45.130686	$51.391203	190,997.809
	2011	$45.031550	$45.130686	238,373.512
	2010	$39.866339	$45.031550	273,332.768
	2009	$32.071532	$39.866339	322,849.189
	2008	$51.886998	$32.071532	419,015.501
	2007	$50.115920	$51.886998	532,668.805
	2006	$44.108437	$50.115920	597,574.721
	2005	$42.825485	$44.108437	735,083.000
	2004	$39.352722	$42.825485	851,824.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$42.777534	$47.726820	43,996.693
Sub-Account inception October 7, 1993	2013	$32.371351	$42.777534	48,034.594
	2012	$29.388865	$32.371351	55,453.323
	2011	$29.606617	$29.388865	62,013.661
	2010	$26.208705	$29.606617	71,146.210
	2009	$19.915761	$26.208705	87,970.974
	2008	$30.872354	$19.915761	103,531.451
	2007	$29.124184	$30.872354	129,171.181
	2006	$27.103038	$29.124184	153,854.662
	2005	$26.590087	$27.103038	204,055.000
	2004	$25.451736	$26.590087	266,754.000
Core Value Portfolio - Service Class	2014	$18.507084	$20.092123	467,288.207
Sub-Account inception May 1, 1998	2013	$13.654748	$18.507084	602,019.239
	2012	$11.724710	$13.654748	669,990.426
	2011	$12.650901	$11.724710	776,804.145
	2010	$11.358706	$12.650901	954,113.358
	2009	$9.764400	$11.358706	1,122,183.381
	2008	$15.455384	$9.764400	1,376,461.630
	2007	$15.248072	$15.455384	1,741.007.141
	2006	$12.760567	$15.248072	1,913,691.367
	2005	$12.292854	$12.760567	2,262,553.000
	2004	$11.185612	$12.292854	2,610,969.000
MidCap Stock Portfolio - Service Class	2014	$23.313372	$25.695447	264,744.327
Sub-Account inception May 1, 1998	2013	$17.550138	$23.313372	337,134.202
	2012	$14.912862	$17.550138	374,689.167
	2011	$15.091228	$14.912862	447,634.238
	2010	$12.054245	$15.091228	526,771.443
	2009	$9.032163	$12.054245	594,438.275
	2008	$15.379636	$9.032163	703,687.373
	2007	$15.382701	$15.379636	898,116.093
	2006	$14.485637	$15.382701	984.212.009
	2005	$13.483092	$14.485637	1,135,340.000
	2004	$11.969158	$13.483092	1,272,820.000
Technology Growth Portfolio - Service Class	2014	$11.633175	$12.227272	140,897.845
Sub-Account inception October 1, 1999	2013	$8.903238	$11.633175	190,454.566
	2012	$7.826996	$8.903238	221,616.019
	2011	$8.630650	$7.826996	245,313.347
	2010	$6.749803	$8.630650	283,632.099
	2009	$4.357392	$6.749803	331,452.797
	2008	$7.520377	$4.357392	402,817.341
	2007	$6.663957	$7.520377	509,777.732
	2006	$6.494902	$6.663957	589,483.687
	2005	$6.364074	$6.494902	725,916.000
	2004	$6.438464	$6.364074	947,014.000

56

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.118123	$1.142559	1,124,884.762
Sub-Account inception May 1, 2012	2013	$1.020360	$1.118123	893,175.502
	2012	$1.000000	$1.020360	270,361.403
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.075810	$1.099213	258,353.653
Sub-Account inception May 1, 2012	2013	$1.018822	$1.075810	206,075.085
	2012	$1.000000	$1.018822	109,312.239
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.176920	$1.198100	36,808.419
Sub-Account inception May 1, 2012	2013	$1.024308	$1.176920	30,461.280
	2012	$1.000000	$1.024308	3,115.513
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.088982	$1.165053	314,021.227
Sub-Account inception May 1, 2012	2013	$1.009577	$1.088982	360,102.865
	2012	$1.000000	$1.009577	19,154.537
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.145382	$1.221952	154,478.826
Sub-Account inception May 1, 2012	2013	$1.004616	$1.145382	207,350.072
	2012	$1.000000	$1.004616	3,151.790
TA Market Participation Strategy - Service Class	2014	$1.115933	$1.189063	0.000
Sub-Account inception September 17, 2012	2013	$0.990036	$1.115933	0.000
	2012	$1.000000	$0.990036	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.095446	$1.164924	98,213.640
Sub-Account inception September 17, 2012	2013	$0.993131	$1.095446	217,235.645
	2012	$1.000000	$0.993131	38,046.515
TA PIMCO Tactical - Conservative - Service Class	2014	$1.062377	$1.139103	38,649.936
Sub-Account inception September 17, 2012	2013	$0.996015	$1.062377	50,840.669
	2012	$1.000000	$0.996015	3,169.590
TA PIMCO Tactical - Growth - Service Class	2014	$1.138050	$1.194098	6,625.687
Sub-Account inception September 17, 2012	2013	$0.987957	$1.138050	6,634.748
	2012	$1.000000	$0.987957	3,211.943
TA Vanguard ETF - Balanced - Service Class	2014	$1.123539	$1.158429	961,830.043
Sub-Account inception May 1, 2012	2013	$1.022380	$1.123539	855,896.567
	2012	$1.000000	$1.022380	559,093.397
TA Vanguard ETF - Conservative - Service Class	2014	$1.079949	$1.120861	532,139.236
Sub-Account inception May 1, 2012	2013	$1.018952	$1.079949	154,224.002
	2012	$1.000000	$1.018952	80,935.351
TA Vanguard ETF - Growth - Service Class	2014	$1.202463	$1.232946	361,970.753
Sub-Account inception May 1, 2012	2013	$1.026515	$1.202463	153,904.668
	2012	$1.000000	$1.026515	0.000
TA WMC US Growth - Initial Class	2014	$19.494177	$21.359665	520,322.812
Sub-Account inception May 1, 1998	2013	$14.922463	$19.494177	586,759.283
	2012	$13.371588	$14.922463	657,088.945
	2011	$14.084089	$13.371588	766,807.294
	2010	$12.122085	$14.084089	829,433.388
	2009	$9.514146	$12.122085	911,145.971
	2008	$17.868537	$9.514146	1,016,376.630
	2007	$15.582415	$17.868537	1,191,380.144
	2006	$14.533536	$15.582415	1,418,734.009
	2005	$12.645276	$14.533536	1,706,680.000
	2004	$11.072522	$12.645276	1,944,521.000
Appreciation Portfolio - Initial Class	2014	$57.754992	$61.566358	840,597.807
Sub-Account inception April 5, 1993	2013	$48.358114	$57.754992	947,989.156
	2012	$44.406829	$48.358114	1,067,155.570
	2011	$41.304761	$44.406829	1,205,243.214
	2010	$36.319470	$41.304761	1,311,865.696
	2009	$30.049175	$36.319470	1,504,536.765
	2008	$43.253484	$30.049175	1,722,711.179
	2007	$40.942145	$43.253484	2,123,526.288
	2006	$35.641053	$40.942145	2,719,350.369
	2005	$34.622873	$35.641053	3,470665.000
	2004	$33.422396	$34.622873	4,340,754.000

57

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio - Initial Class	2014	$126.264622	$126.506365	204,573.647
Sub-Account inception January 4, 1993	2013	$86.188169	$126.264622	230,351.952
	2012	$72.493648	$86.188169	259,757.957
	2011	$85.320344	$72.493648	293,686.209
	2010	$65.965689	$85.320344	325,419.363
	2009	$53.071075	$65.965689	359,247.029
	2008	$86.236431	$53.071075	416,440.736
	2007	$98.325236	$86.236431	495,096.316
	2006	$96.076039	$98.325236	665,893.583
	2005	$92.075988	$96.076039	820,661.000
	2004	$83.858469	$92.075988	1,053,370.000
Growth and Income Portfolio - Initial Class	2014	$46.796240	$50.799694	651,823.111
Sub-Account inception December 15, 1994	2013	$34.690772	$46.796240	736,673.416
	2012	$29.794109	$34.690772	835,162.610
	2011	$31.078753	$29.794109	953,161.505
	2010	$26.569722	$31.078753	1,056,891.136
	2009	$20.919753	$26.569722	1,178,151.680
	2008	$35.600677	$20.919753	1,352,960.167
	2007	$33.290226	$35.600677	1,652,549.563
	2006	$29.477130	$33.290226	2,007,269.480
	2005	$28.919251	$29.477130	2,501,194.000
	2004	$27.287406	$28.919251	3,208,623.000
International Equity Portfolio - Initial Class	2014	$29.800591	$28.609865	337,110.951
Sub-Account inception December 15, 1994	2013	$25.665704	$29.800591	380,974.813
	2012	$21.134050	$25.665704	433,239.392
	2011	$25.117446	$21.134050	509,930.273
	2010	$23.147124	$25.117446	573,945.094
	2009	$18.737202	$23.147124	654,031.304
	2008	$32.885347	$18.737202	736,893.047
	2007	$28.474959	$32.885347	920,168.013
	2006	$23.415907	$28.474959	1,039,764.625
	2005	$20.689400	$23.415907	1,171,431.000
	2004	$16.840959	$20.689400	1,341,234.000
International Value Portfolio - Initial Class	2014	$20.300252	$18.154071	319,379.348
Sub-Account inception May 1, 1996	2013	$16.736088	$20.300252	344,141.791
	2012	$15.063618	$16.736088	384,193.033
	2011	$18.737000	$15.063618	441,931.086
	2010	$18.188838	$18.737000	512,528.072
	2009	$14.081857	$18.188838	554,069.713
	2008	$22.782630	$14.081857	606,563.844
	2007	$22.181979	$22.782630	801,713.510
	2006	$18.346912	$22.181979	810,624.991
	2005	$16.625294	$18.346912	927,170.000
	2004	$14.046184	$16.625294	972,539.000
Quality Bond Portfolio - Initial Class	2014	$26.649657	$27.541747	766,235.032
Sub-Account inception January 4, 1993	2013	$27.446405	$26.649657	910,764.670
	2012	$26.012697	$27.446405	1,113,078.038
	2011	$24.643048	$26.012697	1,176,366.380
	2010	$23.056812	$24.643048	1,397,680.744
	2009	$20.337536	$23.056812	1,523,774.555
	2008	$21.522606	$20.337536	1,614,734.586
	2007	$21.078909	$21.522606	1,846,588.028
	2006	$20.505219	$21.078909	1,928,763.709
	2005	$20.288656	$20.505219	2,466,082.000
	2004	$19.903122	$20.288656	3,046,514.000
Money Market - Initial Class	2014	$1.359325	$1.340566	31,954,329.643
Sub-Account inception January 4, 1993	2013	$1.378328	$1.359325	36,904,524.184
	2012	$1.397759	$1.378328	43,178,890.203
	2011	$1.417193	$1.397759	50,427,638.489
	2010	$1.436867	$1.417193	59,256,596.524
	2009	$1.455100	$1.436867	73,742,355.997
	2008	$1.438946	$1.455100	98,490,663.865
	2007	$1.391426	$1.438946	126,221,534.582
	2006	$1.348960	$1.391426	32,839,018.722
	2005	$1.332390	$1.348960	35,907,831.000
	2004	$1.340330	$1.332390	40,261,346.000

58

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.40%
		Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. - Initial Class	2014	$69.004685	$77.187522	628,640.617
Sub-Account inception January 4, 1993	2013	$52.996760	$69.004685	705,114.937
	2012	$46.434698	$52.996760	805,857.248
	2011	$46.215710	$46.434698	921,432.618
	2010	$40.807235	$46.215710	1,027,290.312
	2009	$32.753237	$40.807235	1,135,235.790
	2008	$52.839247	$32.753237	1,284,939.623
	2007	$50.907734	$52.839247	1,629,949.922
	2006	$44.692069	$50.907734	2,061,312.563
	2005	$43.285226	$44.692069	2,516,402.000
	2004	$39.671542	$43.285226	3,149,253.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Class	2014	$44.211158	$49.466219	267,667.855
Sub-Account inception October 7, 1993	2013	$33.369462	$44.211158	300,566.889
	2012	$30.220215	$33.369462	334,168.147
	2011	$30.368746	$30.220215	382,515.375
	2010	$26.820037	$30.368746	425,307.233
	2009	$20.332233	$26.820037	476,595.565
	2008	$31.441964	$20.332233	535,988.424
	2007	$29.581501	$31.441964	660,378.026
	2006	$27.467342	$29.581501	909,845.859
	2005	$26.878966	$27.467342	1,125,864.000
	2004	$25.662502	$26.878966	1,388,317.000
Core Value Portfolio - Initial Class	2014	$18.897209	$20.557980	585,903.865
Sub-Account inception May 1, 1998	2013	$13.898150	$18.897209	631,031.076
	2012	$11.909565	$13.898150	706,007.721
	2011	$12.821784	$11.909565	788,719.684
	2010	$11.484012	$12.821784	902,879.903
	2009	$9.853790	$11.484012	999,486.098
	2008	$15.591518	$9.853790	1,273,607.269
	2007	$15.350987	$15.591518	1,619,592.985
	2006	$12.831642	$15.350987	1,668,932.256
	2005	$12.340986	$12.831642	2,014,296.000
	2004	$11.213553	$12.340986	2,409,688.000
MidCap Stock Portfolio - Initial Class	2014	$23.798095	$26.307092	554,150.350
Sub-Account inception May 1, 1998	2013	$17.875820	$23.798095	611,087.672
	2012	$15.147146	$17.875820	667,334.901
	2011	$15.398411	$15.147146	788,737.507
	2010	$12.205179	$15.398411	909,686.364
	2009	$9.133016	$12.205179	1,004,334.417
	2008	$15.544555	$9.133016	1,069,976.541
	2007	$15.530866	$15.544555	1,305,589.291
	2006	$14.615194	$15.530866	1,788,353.701
	2005	$13.574236	$14.615194	2,244,785.000
	2004	$12.024296	$13.574236	2,549,132.000
Technology Growth Portfolio - Initial Class	2014	$12.036785	$12.680593	1,111,866.839
Sub-Account inception October 1, 1999	2013	$9.190440	$12.036785	1,243,278.101
	2012	$8.060566	$9.190440	1,369,457.970
	2011	$8.862844	$8.060566	1,613,520.343
	2010	$6.916586	$8.862844	1,776,156.774
	2009	$4.448190	$6.916586	1,937,555.827
	2008	$7.669115	$4.448190	2,004,358.631
	2007	$6.778873	$7.669115	2,361,039.682
	2006	$6.590565	$6.778873	3,161,588.743
	2005	$6.437911	$6.590565	3,927,283.000
	2004	$6.498373	$6.437911	5,095,148.000

59

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	2014	$1.119968	$1.145573	6,426.030
Sub-Account inception May 1, 2012	2013	$1.021034	$1.119968	0.000
	2012	$1.000000	$1.021034	0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	2014	$1.077581	$1.102118	0.000
Sub-Account inception May 1, 2012	2013	$1.019500	$1.077581	0.000
	2012	$1.000000	$1.019500	0.000
TA Aegon Tactical Vanguard ETF - Growth - Service Class	2014	$1.178848	$1.201242	0.000
Sub-Account inception May 1, 2012	2013	$1.024980	$1.178848	0.000
	2012	$1.000000	$1.024980	0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class	2014	$1.090765	$1.168109	40,182.929
Sub-Account inception May 1, 2012	2013	$1.010238	$1.090765	0.000
	2012	$1.000000	$1.010238	0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class	2014	$1.147282	$1.225180	0.000
Sub-Account inception May 1, 2012	2013	$1.005291	$1.147282	0.000
	2012	$1.000000	$1.005291	0.000
TA Market Participation Strategy - Service Class	2014	$1.117353	$1.191751	0.000
Sub-Account inception September 17, 2012	2013	$0.990317	$1.117353	0.000
	2012	$1.000000	$0.990317	0.000
TA PIMCO Tactical - Balanced - Service Class	2014	$1.096839	$1.167565	0.000
Sub-Account inception September 17, 2012	2013	$0.993410	$1.096839	0.000
	2012	$1.000000	$0.993410	0.000
TA PIMCO Tactical - Conservative - Service Class	2014	$1.063716	$1.141668	0.000
Sub-Account inception September 17, 2012	2013	$0.996292	$1.063716	0.000
	2012	$1.000000	$0.996292	0.000
TA PIMCO Tactical - Growth - Service Class	2014	$1.139510	$1.196809	0.000
Sub-Account inception September 17, 2012	2013	$0.988238	$1.139510	0.000
	2012	$1.000000	$0.988238	0.000
TA Vanguard ETF - Balanced - Service Class	2014	$1.125389	$1.161484	0.000
Sub-Account inception May 1, 2012	2013	$1.023061	$1.125389	0.000
	2012	$1.000000	$1.023061	0.000
TA Vanguard ETF - Conservative - Service Class	2014	$1.081714	$1.123795	0.000
Sub-Account inception May 1, 2012	2013	$1.019619	$1.081714	0.000
	2012	$1.000000	$1.019619	0.000
TA Vanguard ETF - Growth - Service Class	2014	$1.204465	$1.236216	0.000
Sub-Account inception May 1, 2012	2013	$1.027195	$1.204465	0.000
	2012	$1.000000	$1.027195	0.000
TA WMC US Growth - Initial Class	2014	$1.941581	$2.129478	20,418.484
Sub-Account inception May 4, 1998	2013	$1.484781	$1.941581	20,517.318
	2012	$1.329149	$1.484781	20,619.307
	2011	$1.398595	$1.329149	22,858.504
	2010	$1.202573	$1.398595	25,865.608
	2009	$0.942915	$1.202573	44,782.601
	2008	$1.769136	$0.942915	47,290.861
	2007	$1.541267	$1.769136	69,299.643
	2006	$1.436101	$1.541267	113,676.706
	2005	$1.248282	$1.436101	72,960.000
	2004	$1.091940	$1.248282	47,357.000
Appreciation Portfolio - Service Class	2014	$1.700350	$1.809903	484,132.528
Sub-Account inception April 5, 1993	2013	$1.425566	$1.700350	674,084.333
	2012	$1.311266	$1.425566	884,949.337
	2011	$1.221521	$1.311266	1,216,310.458
	2010	$1.075574	$1.221521	1,457,887.151
	2009	$0.891412	$1.075574	1,812,757.421
	2008	$1.284966	$0.891412	2,167,202.449
	2007	$1.218288	$1.284966	2.407,320.669
	2006	$1.061961	$1.218288	2,695,398.530
	2005	$1.033187	$1.061961	3,041,573.000
	2004	$0.998754	$1.033187	3,211,030.000

60

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Opportunistic Small Cap Portfolio - Service Class	2014	$1.440474	$1.440779	108,546.584
Sub-Account inception January 4, 1993	2013	$0.984482	$1.440474	137,418.923
	2012	$0.829461	$0.984482	149,781.358
	2011	$0.977679	$0.829461	166,450.234
	2010	$0.757075	$0.977679	252,534.188
	2009	$0.609812	$0.757075	303,541.078
	2008	$0.992750	$0.609812	385,410.368
	2007	$1.133591	$0.992750	446,760.263
	2006	$1.109241	$1.133591	601,316.426
	2005	$1.064476	$1.109241	671,516.000
	2004	$0.971085	$1.064476	662,380.000
Growth and Income Portfolio - Service Class	2014	$1.649270	$1.788138	104,082.155
Sub-Account inception December 15, 1994	2013	$1.224607	$1.649270	115,104.543
	2012	$1.053470	$1.224607	179,387.531
	2011	$1.100052	$1.053470	351,441.550
	2010	$0.942007	$1.100052	392,846.224
	2009	$0.742957	$0.942007	461,651.396
	2008	$1.265618	$0.742957	570,086.410
	2007	$1.185061	$1.265618	605,783.934
	2006	$1.050136	$1.185061	451,803.920
	2005	$1.030669	$1.050136	566,172.000
	2004	$0.973826	$1.030669	576,194.000
International Equity Portfolio - Service Class	2014	$1.966784	$1.885328	12,017.042
Sub-Account inception December 15, 1994	2013	$1.696605	$1.966784	21,736.084
	2012	$1.399254	$1.696605	35,205.283
	2011	$1.665856	$1.399254	45,393.771
	2010	$1.537756	$1.665856	76,242.927
	2009	$1.247347	$1.537756	129,123.493
	2008	$2.192161	$1.247347	175,403.084
	2007	$1.900731	$2.192161	193,194.949
	2006	$1.564621	$1.900731	188,094.544
	2005	$1.384779	$1.564621	154,923.000
	2004	$1.129519	$1.384779	134,601.000
International Value Portfolio - Service Class	2014	$1.538243	$1.373119	103,347.256
Sub-Account inception May 1, 1996	2013	$1.270039	$1.538243	185,421.987
	2012	$1.144476	$1.270039	203,405.177
	2011	$1.427103	$1.144476	222,516.127
	2010	$1.387156	$1.427103	237,592.163
	2009	$1.075498	$1.387156	273,493.440
	2008	$1.742696	$1.075498	406,686.599
	2007	$1.698797	$1.742696	411,957.056
	2006	$1.406073	$1.698797	386,132.186
	2005	$1.275222	$1.406073	403,033.000
	2004	$1.078034	$1.275222	392,995.000
Quality Bond Portfolio - Service Class	2014	$1.424236	$1.469971	808,831.312
Sub-Account inception January 4, 1993	2013	$1.469150	$1.424236	939,849.505
	2012	$1.394951	$1.469150	1,151,331.088
	2011	$1.323281	$1.394951	1,636,862.753
	2010	$1.238867	$1.323281	2,044,029.576
	2009	$1.094832	$1.238867	2,410,268.013
	2008	$1.160859	$1.094832	3,283,676.869
	2007	$1.138430	$1.160859	3,669,557.399
	2006	$1.109887	$1.138430	3,616,035.980
	2005	$1.099429	$1.109887	4,195,283.000
	2004	$1.080807	$1.099429	4,757,185.000
Money Market Portfolio - Initial Class	2014	$1.018481	$1.005373	681,300.271
Sub-Account inception January 4, 1993	2013	$1.031667	$1.018481	971,894.524
	2012	$1.045205	$1.031667	1,023,207.714
	2011	$1.058682	$1.045205	1,145,568.311
	2010	$1.072358	$1.058682	1,429,428.138
	2009	$1.084873	$1.072358	1,738,166.819
	2008	$1.071773	$1.084873	2,710,390.000
	2007	$1.035356	$1.071773	3,512,649.911
	2006	$1.002764	$1.035356	758,300.759
	2005	$0.989478	$1.002764	523,734.000
	2004	$0.994396	$0.989478	518,366.000

61

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	1.30%
		Beginning AUV	Ending AUV	# Units
Dreyfus Stock Index Fund, Inc. - Service Class	2014	$1.752805	$1.957040	296,691.423
Sub-Account inception January 4, 1993	2013	$1.348154	$1.752805	377,016.189
	2012	$1.182755	$1.348154	440,385.789
	2011	$1.179004	$1.182755	711,053.806
	2010	$1.042741	$1.179004	1,090,113.295
	2009	$0.838028	$1.042741	1,471,600.222
	2008	$1.354472	$0.838028	2,266,979.063
	2007	$1.306942	$1.354472	2,426,889.780
	2006	$1.149142	$1.306942	2,708,040.028
	2005	$1.114620	$1.149142	2,723,433.000
	2004	$1.023219	$1.114620	2,767,334.000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	2014	$1.588502	$1.774035	76,184.685
Sub-Account inception October 7, 1993	2013	$1.200889	$1.588502	78,952.643
	2012	$1.089166	$1.200889	81,691.267
	2011	$1.096162	$1.089166	100,448.225
	2010	$0.969400	$1.096162	102,838.896
	2009	$0.735914	$0.969400	104,640.477
	2008	$1.139638	$0.735914	156,392.518
	2007	$1.074032	$1.139638	153,322.816
	2006	$0.998515	$1.074032	159,276.298
	2005	$0.978656	$0.998515	157,734.000
	2004	$0.935828	$0.978656	232,538.000
Core Value Portfolio - Service Class	2014	$1.684391	$1.830454	247,127.199
Sub-Account inception May 1, 1998	2013	$1.240729	$1.684391	361,206.163
	2012	$1.065003	$1.240729	396,823.841
	2011	$1.148009	$1.065003	551,879.534
	2010	$1.029738	$1.148009	712,880.521
	2009	$0.884328	$1.029738	1,014,209.498
	2008	$1.398348	$0.884328	1,344,338.315
	2007	$1.378233	$1.398348	1,607,192.458
	2006	$1.152258	$1.378233	1,792,437.255
	2005	$1.108933	$1.152258	2,073,521.000
	2004	$1.008051	$1.108933	2,195,500.000
MidCap Stock Portfolio - Service Class	2014	$2.052010	$2.263914	175,393.803
Sub-Account inception May 1, 1998	2013	$1.543218	$2.052010	239,360.728
	2012	$1.310014	$1.543218	338,155.271
	2011	$1.324376	$1.310014	412,191.915
	2010	$1.056815	$1.324376	494,721.508
	2009	$0.791082	$1.056815	668,775.315
	2008	$1.345693	$0.791082	771,042.170
	2007	$1.344626	$1.345693	844,573.886
	2006	$1.264968	$1.344626	873,328.659
	2005	$1.176271	$1.264968	992,114.000
	2004	$1.043162	$1.176271	1,028,138.000
Technology Growth Portfolio - Service Class	2014	$1.912641	$2.012309	77,211.388
Sub-Account inception October 1, 1999	2013	$1.462361	$1.912641	77,742.915
	2012	$1.284316	$1.462361	80,270.821
	2011	$1.414790	$1.284316	80,749.852
	2010	$1.105381	$1.414790	110,782.129
	2009	$0.712882	$1.105381	100,345.273
	2008	$1.229139	$0.712882	121,821.043
	2007	$1.088089	$1.229139	134,693.791
	2006	$1.059442	$1.088089	136,396.712
	2005	$1.037076	$1.059442	220,934.000
	2004	$1.048150	$1.037076	262,023.000

62

APPENDIX B

GUARANTEED MINIMUM INCOME BENEFIT — ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the “Guaranteed Minimum Income Benefit” for a $100,000 purchase payment when annuity payments do not begin until the contract anniversary indicated in the left-hand column. These figures assume the following:

—	there were no subsequent purchase payments or surrenders;

—	there were no premium taxes;

—	the $100,000 premium is subject to the Guaranteed Minimum Income Benefit;

—	the annuitant is (or both annuitants are) 60 years old when the rider is issued;

—	the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the Guaranteed Minimum Income Benefit rider up until the minimum annuitization value reaches 200% of the purchase payments (less withdrawals));

—	there was no upgrade of the minimum annuitization value; and

—	the account value did not grow higher than an annual growth rate of 6% (no annual step-ups are factored in).

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. If the guaranteed minimum payment option is also elected at the time of annuitization, subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return). If the guaranteed minimum payment option is not elected, subsequent payments may fluctuate and may be less than the initial payment.

Life Only = Life Annuity with No Period Certain                     Life 10 = Life Annuity with 10 Years Certain

Rider Anniversary at Exercise Date	Male		Female		Joint & Survivor
	Life Only	Life 10	Life Only	Life 10	Life Only	Life 10
7 (age 67)	$846	$813	$792	$774	$680	$679
15	1,492	1,341	1,388	1,291	1,140	1,125
20 (age 80)	1,846	1,523	1,733	1,492	1,373	1,320

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each contract year, surrenders will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the surrender multiplied by the percentage reduction in the account value resulting from the surrender.

63

Examples of the effect of surrenders on the minimum annuitization value are as follows:

EXAMPLE 1
Assumptions
— minimum annuitization value at time of distribution:	$10,500
— account value at time of distribution:	$15,000
— distribution amount:	$1,500
Calculations
— account value after distribution:	$15,000 - $1,500 = $13,500
(since the account value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
— minimum annuitization value after distribution:	$10,500 - (10% x $10,500) = $9,450

EXAMPLE 2
Assumptions
— minimum annuitization value at time of distribution:	$10,500
— account value at time of distribution:	$7,500
— distribution amount:	$1,500
Calculations
— account value after distribution:	$7,500 - $1,500 = $6,000
(since the account value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
— minimum annuitization value after distribution:	$10,500 - (20% x $10,500) = $8,400

The amount of the first payment provided by the Guaranteed Minimum Income Benefit will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the Guaranteed Minimum Income Benefit. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, and the Guaranteed Minimum Income Benefit payment option selected and is based on a guaranteed interest rate of 3% and the “2000 Table”, using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts if the guaranteed minimum payment option is elected at annuitization. However, subsequent payments are guaranteed to never be less than the initial payment.

If you elect the guaranteed minimum payment option, the stabilized payment on each subsequent contract anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the variable annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a contract year is greater than the stabilized payment for that contract year, the excess will be used to purchase additional variable annuity units. Conversely, if the supportable payment at any payment date during a contract year is less than the stabilized payment for that contract year, there will be a reduction in the number of variable annuity units credited to the contract to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer variable annuity units are credited to your contract. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all variable annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the variable annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed minimum payment fee will be deducted.

64

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2014, 2013 and 2012

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2014, 2013 and 2012

Independent Auditor’s Report

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Life Insurance Company, which comprise the statutory balance sheet as of December 31, 2014, and the related statutory statements of operations and changes in capital and surplus, and cash flows for the year then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31,2014, or the results of its operations or its cash flows for the year then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2014, and the results of its operations and its cash flows for the year then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa described in Note 1.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules as of December 31, 2014 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2014 and for the year then ended. The Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ Pricewaterhouse Coopers LLP

Chicago, Illinois

April 24, 2015

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Life Insurance Company, which comprise the balance sheet as of December 31, 2013 and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the two years in the period ended December 31, 2013, and the related notes to the financial statements. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of Iowa the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2013, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2013 and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Ernst & Young

April 25, 2014

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2014	2013
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$3,166,261	$1,987,142
Bonds:
Affiliated entities	69,250	34,550
Unaffiliated entities	34,373,251	36,152,281
Preferred stocks:
Affiliated entities	7,162	7,162
Unaffiliated entities	114,030	132,631
Common stocks:
Affiliated entities (cost: 2014 - $1,178,332; 2013 - $952,237)	1,818,833	1,453,290
Unaffiliated entities (cost: 2014 - $118,570; 2013 - $124,346)	134,459	174,006
Mortgage loans on real estate	5,397,131	5,636,535
Real estate, at cost less accumulated depreciation (2014 - $40,583; 2013 - $37,450)
Home office properties	66,132	68,008
Investment properties	7,255	6,599
Properties held for sale	6,465	3,841
Policy loans	656,132	687,569
Receivables for securities	3,126	135
Securities lending reinvested collateral assets	2,858,180	3,182,425
Derivatives	1,033,680	364,307
Collateral balance	413	6,626
Other invested assets	1,668,627	2,017,036

Total cash and invested assets	51,380,387	51,914,143
Accrued investment income	438,632	451,834
Cash surrender value of life insurance policies	333,249	325,576
Premiums deferred and uncollected	176,665	130,831
Current federal income tax recoverable	—	71,861
Net deferred income tax asset	663,621	621,446
Reinsurance receivable	239,493	140,529
Receivable from parent, subsidiaries and affiliates	154,966	30,968
Accounts receivable	246,496	276,529
General agents pension fund	50,472	49,480
Reinsurance deposit receivable	190,564	178,513
Amounts incurred under modified coinsurance agreement	13,259	23,764
Goodwill	13,269	20,484
Other assets	10,815	19,945
Separate account assets	70,574,605	61,020,160

Total admitted assets	$124,486,493	$115,276,063

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2014	2013
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$14,987,579	$15,230,889
Annuity	16,342,622	15,055,747
Accident and health	3,959,873	3,813,084
Policy and contract claim reserves:
Life	271,623	265,018
Accident and health	207,826	177,536
Liability for deposit-type contracts	3,057,054	3,722,996
Other policyholders’ funds	20,169	21,462
Federal income taxes payable	9,953	—
Municipal reverse repurchase agreements	89,271	88,979
Remittances and items not allocated	296,015	421,501
Case level liability	1,858	2,685
Payable for derivative cash collateral	1,244,697	385,440
Asset valuation reserve	725,110	858,072
Interest maintenance reserve	1,079,338	787,475
Funds held under reinsurance treaties	2,762,550	5,363,800
Reinsurance in unauthorized reinsurers	281	445
Commissions and expense allowances payable on reinsurance assumed	30,545	39,546
Payable to parent, subsidiaries and affiliates	9,820	20,926
Payable for securities	1,638	16,680
Payable for securities lending	2,858,180	3,182,425
Borrowed money	458,456	209,442
Transfers from separate accounts due or accrued (including $(1,540,831) and $(1,230,598) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2014 and 2013, respectively)	(1,542,561)	(1,206,171)
Amounts withheld or retained	193,645	184,022
Derivatives	725,892	794,550
Other liabilities	395,022	201,421
Separate account liabilities	70,464,700	60,920,240

Total liabilities	118,651,156	110,558,210
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2014 and 2013	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2014 and 2013; Series B, $10 per share par value, 250,000 shares authorized, 117,154 shares issued and 117,154 shares outstanding (total liquidation value -$1,171,540) at December 31, 2014 and 2013	1,597	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2014 and 2013	(58,000)	(58,000)
Surplus notes	150,000	150,000
ACA section 9010 estimated assessment	(568)	—
Paid-in surplus	3,380,503	3,374,951
Unassigned surplus	2,355,043	1,242,543

Total capital and surplus	5,835,337	4,717,853

Total liabilities and capital and surplus	$124,486,493	$115,276,063

See accompanying notes.

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$2,296,846	$1,281,088	$1,147,190
Annuity	16,651,064	13,493,424	9,948,086
Accident and health	(3,121,087)	760,723	711,538
Net investment income	2,282,489	2,394,136	2,729,527
Amortization of interest maintenance reserve	36,327	43,674	31,284
Commissions and expense allowances on reinsurance ceded	62,572	555,759	504,373
Income from fees associated with investment management, administration and contract guarantees for separate accounts	978,879	759,484	603,433
Reserve adjustment on reinsurance ceded	3,765,251	(82,824)	(2,160,914)
IMR adjustment due to reinsurance	—	(1,535)	63,262
Consideration received on reinsurance recapture and novations	176,620	244,825	43,455
Income from administrative service agreement with affilate	124,653	96,209	74,457
Other income	95,449	100,385	72,054

	23,349,063	19,645,348	13,767,745
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,255,297	1,106,251	940,593
Accident and health benefits	592,908	534,396	494,903
Annuity benefits	1,088,046	1,061,005	1,067,932
Surrender benefits	7,878,481	6,567,152	5,930,279
Other benefits	132,688	163,164	195,827
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(218,561)	406,341	18,775
Annuity	1,287,317	(811,515)	(770,871)
Accident and health	146,789	134,648	150,798

	12,162,965	9,161,442	8,028,236
Insurance expenses:
Commissions	1,439,187	1,273,297	1,094,907
General insurance expenses	796,637	742,876	660,695
Taxes, licenses and fees	120,116	89,585	89,428
Net transfers to separate accounts	8,510,556	7,252,579	3,033,966
Change in case level liability	(827)	(1,011)	(1,284)
Consideration paid on reinsurance recapture transactions	67,769	—	—
Reinsurance transaction—modco reserve adjustment on reinsurance assumed	(243,577)	(234,885)	(205,194)
Other expenses	299,801	301,162	46,754

	10,989,662	9,423,603	4,719,272

Total benefits and expenses	23,152,627	18,585,045	12,747,508

Gain from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	$196,436	$1,060,303	$1,020,237

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Dividends to policyholders	$8,045	$8,579	$8,651

Gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	188,391	1,051,724	1,011,586
Federal income tax expense (benefit)	236,081	(288,531)	(162,504)

(Loss) Gain from operations before net realized capital gains (losses) on investments	(47,690)	1,340,255	1,174,090
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	281,244	(1,282,720)	(382,526)

Net income	$233,554	$57,535	$791,564

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

				Aggregate
				Write-ins
				for Other				Total
	Common	Preferred	Treasury	than Special	Surplus	Paid-in	Unassigned	Capital and
	Stock	Stock	Stock	Surplus Funds	Notes	Surplus	Surplus	Surplus
Balance at January 1, 2012	$6,762	$1,597	$(58,000)	$432,568	$150,000	$3,326,311	$1,262,404	$5,121,642
Net Income	—	—	—	—	—	—	791,564	791,564
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	2	2
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	9,563	9,563
Change in net deferred income tax asset	—	—	—	—	—	—	(105,935)	(105,935)
Change in other nonadmitted assets	—	—	—	—	—	—	49,645	49,645
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	9,087	9,087
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	973	973
Change in asset valuation reserve	—	—	—	—	—	—	(36,401)	(36,401)
Change in surplus in separate accounts	—	—	—	—	—	—	8,197	8,197
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(34,731)	(34,731)
Dividends to stockholders	—	—	—	—	—	—	(300,000)	(300,000)
Correction of error—IMR adjustment	—	—	—	—	—	—	(8,889)	(8,889)
Correction of error—claim waiver adjustment	—	—	—	—	—	—	(20,341)	(20,341)
Correction of error—reinsurance IMR gain deferral	—	—	—	—	—	—	(33,567)	(33,567)
Change in admitted deferred tax asset pursuant to SSAP No. 101	—	—	—	(432,568)	—	—	432,568	—
Long-term incentive compensation	—	—	—	—	—	19,754	—	19,754

Balance at December 31, 2012	$6,762	$1,597	$(58,000)	$—	$150,000	$3,346,065	$2,024,139	$5,470,563

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

							Total
	Common	Preferred	Treasury	Surplus	Paid-in	Unassigned	Capital and
	Stock	Stock	Stock	Notes	Surplus	Surplus	Surplus
Balance at December 31, 2012	$6,762	$1,597	$(58,000)	$150,000	$3,346,065	$2,024,139	$5,470,563
Net income	—	—	—	—	—	57,535	57,535
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	(332,167)	(332,167)
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	(12,070)	(12,070)
Change in net deferred income tax asset	—	—	—	—	—	32,931	32,931
Change in other nonadmitted assets	—	—	—	—	—	(252,549)	(252,549)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	68	68
Change in asset valuation reserve	—	—	—	—	—	57,808	57,808
Change in surplus in separate accounts	—	—	—	—	—	23,962	23,962
Change in surplus as a result of reinsurance	—	—	—	—	—	(172,114)	(172,114)
Dividends to stockholders	—	—	—	—	—	(150,000)	(150,000)
Correction of error—AG 38 reserve adjustment	—	—	—	—	—	(35,000)	(35,000)
Long-term incentive compensation	—	—	—	—	28,886	—	28,886

Balance at December 31, 2013	$6,762	$1,597	$(58,000)	$150,000	$3,374,951	$1,242,543	$4,717,853

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

				Aggregate
				Write-ins				Total
	Common	Preferred	Treasury	for Special	Surplus	Paid-in	Unassigned	Capital and
	Stock	Stock	Stock	Surplus Funds	Notes	Surplus	Surplus	Surplus
Balance at December 31, 2013	$6,762	$1,597	$(58,000)	$—	$150,000	$3,374,951	$1,242,543	$4,717,853
Net income	—	—	—	—	—	—	233,554	233,554
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	898,746	898,746
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	(11,686)	(11,686)
Change in net deferred income tax asset	—	—	—	—	—	—	(296,283)	(296,283)
Change in other nonadmitted assets	—	—	—	—	—	—	339,334	339,334
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	164	164
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	24,749	24,749
Change in asset valuation reserve	—	—	—	—	—	—	132,962	132,962
Change in surplus in separate accounts	—	—	—	—	—	—	10,402	10,402
Change in surplus as a result of reinsurance	—	—	—	—	—	—	233,782	233,782
ACA section 9010 estimated assessment	—	—	—	(568)	—	—	568	—
Dividends to stockholders	—	—	—	—	—	—	(400,000)	(400,000)
Correction of error—reinsurance adjustment	—	—	—	—	—	—	(53,792)	(53,792)
Long-term incentive compensation	—	—	—	—	—	5,552	—	5,552

Balance at December 31, 2014	$6,762	$1,597	$(58,000)	$(568)	$150,000	$3,380,503	$2,355,043	$5,835,337

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Operating activities
Premiums collected, net of reinsurance	$15,777,234	$15,526,495	$11,814,188
Net investment income received	2,274,178	2,401,849	2,671,763
Miscellaneous income (expense)	5,244,111	1,257,207	(976,256)
Benefit and loss related payments	(10,886,748)	(9,398,383)	(8,664,812)
Net transfers to separate accounts	(8,823,507)	(5,937,543)	(4,796,312)
Commissions, expenses paid and aggregate write-ins for deductions	(1,298,584)	(4,150,135)	(278,351)
Dividends paid to policyholders	(8,250)	(8,782)	(9,263)
Federal and foreign income taxes recovered	(268,154)	152,345	188,989

Net cash provided by (used in) operating activities	2,010,280	(156,947)	(50,054)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	7,978,775	7,346,483	10,121,509
Common stocks	66,692	65,723	52,538
Preferred stocks	38,754	13,742	59,805
Mortgage loans	1,018,215	1,070,214	1,468,644
Real estate and properties held for sale	3,441	3,900	19,355
Other invested assets	631,172	599,468	486,960
Receivable for securities	—	10,656	24,450
Securities lending reinvested collateral assets	324,244	—	1,360,086
Derivatives	255,580	—	—
Miscellaneous proceeds	64,538	24,164	27,906

Total investment proceeds	10,381,411	9,134,350	13,621,253
Costs of investments acquired:
Bonds	(5,926,199)	(6,800,695)	(6,763,489)
Common stocks	(287,009)	(11,041)	(59,779)
Preferred stocks	(19,994)	(36,314)	(25,851)
Mortgage loans	(788,162)	(956,947)	(373,806)
Real estate and properties held for sale	(5,716)	(2,998)	(2,894)
Other invested assets	(181,217)	(191,522)	(251,237)
Payable for securities	(18,033)	—	—
Derivatives	—	(1,312,329)	(508,177)
Securities lending reinvested collateral assets	—	(1,022,207)	—
Miscellaneous applications	(49,869)	(816)	(1,666)

Total cost of investments acquired	(7,276,199)	(10,334,869)	(7,986,899)
Net decrease in policy loans	31,436	21,225	18,890

Net cost of investments acquired	(7,244,763)	(10,313,644)	(7,968,009)

Net cash provided by (used in) investing activities	3,136,648	(1,179,294)	5,653,244

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Financing and miscellaneous activities
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	$(625,338)	$(1,558,971)	$(825,256)
Net change in:
Borrowed funds	248,257	123,544	85,269
Funds held under reinsurance treaties with unauthorized reinsurers	(2,874,426)	(737,894)	(2,057,558)
Receivable from parent, subsidiaries and affiliates	(123,998)	20,278	102,917
Payable to parent, subsidiaries and affiliates	(11,106)	13,681	(235,867)
Payable for securities lending	(324,244)	1,022,207	(1,360,086)
Other cash provided	157,727	205,732	257,041
Dividends paid to stockholders	(400,000)	(150,000)	(300,000)
Capital contribution received	(14,681)	(1,296)	—

Net cash used in financing and miscellaneous activities	(3,967,809)	(1,062,719)	(4,333,540)

Net increase (decrease) in cash, cash equivalents and short-term investments	1,179,119	(2,398,960)	1,269,650
Cash, cash equivalents and short-term investments:
Beginning of year	1,987,142	4,386,102	3,116,452

End of year	$3,166,261	$1,987,142	$4,386,102

See accompanying notes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31, 2014

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), AEGON USA, LLC (AEGON) (25.99% of preferred shares) and Transamerica International Holdings, Inc. (TIHI) (100% of common shares). TIHI is a direct, wholly owned subsidiary of AEGON. Both Transamerica Corporation and AEGON are indirect, wholly owned subsidiaries of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under NAIC SAP.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreement whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) a common stock holding, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The Company’s interest in Primus does not meet the definition of an affiliate, and is therefore accounted for as an unaffiliated common stock investment. The carrying amount in Primus, which is carried at fair value, as of December 31, 2014 and 2013 was $1,242 and $45,463, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. Tax credits are carried at amortized cost. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2014 and 2013, the Company excluded investment income due and accrued of $1,819 and $1,393, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities, therefore converting the asset or liability to a U.S. dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract, and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the risk created when the company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to an equity or interest rate index) and floating leg (tied to LIBOR) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Collars are used in the asset/liability management process to mitigate the residual risk created when the company has issued minimum guarantee insurance contracts linked to an index. These collars are similar to options where the underlying index provides for the market value movements. The collars do not accrue interest. Typically, no cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Collars that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Collars that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. Collars only pertain to positions held as of December 31, 2013.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaption, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract that is amortized throughout the life of the swaption. These swaptions are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company holds some warrants linked to an Argentina Government GDP as part of an authorized workout from the Argentina Brady Bonds. The Company was put into these warrants and did not voluntarily convert into these types of instruments. The Company does not have any downside risk to the warrants, and only receives a payment if the GDP is above a specific threshold. These swaps are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $13,127,468, $12,450,327 and $9,341,436 in 2014, 2013 and 2012, respectively. In addition, the Company received $978,879, $759,484 and $603,433 in 2014, 2013 and 2012, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2012, the Company reported a decrease in reserves, net of reinsurance, on account of a change in valuation basis of $1,381 due to changing from the 1980 CSO mortality table to the minimum valuation standard of the 2001 CSO mortality table for a block of joint life universal life with secondary guarantee policies. Partially offsetting this decrease was a $408 increase in reserves on account of a change in valuation basis due to coding in the reserve valuation system reserves which had been held constant since 2008 for paid-up additions on a block of participating policies. The net decrease in reserves of $973 due to the changes in valuation bases has been credited directly to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2014
2014	$—	$619,329	$186,986	$432,343
2013 and prior	1,068,760	26,972	375,632	720,100

	1,068,760	$646,301	$562,618	1,152,443

Active life reserve	2,921,860			3,015,256

Total accident and health reserves	$3,990,620			$4,167,699

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2013
2013	$—	$562,502	$173,599	$388,903
2012 and prior	1,016,235	16,100	352,478	679,857

	1,016,235	$578,602	$526,077	1,068,760

Active life reserve	2,831,418			2,921,860

Total accident and health reserves	$3,847,653			$3,990,620

The Company’s unpaid claims reserve was increased by $26,972 and $16,100 for the years ended December 31, 2014 and 2013, respectively, for health claims that occurred prior to those balance sheet dates. The change in 2014 and 2013 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2014 and 2013 was $29,942 and $27,677, respectively. The Company incurred $21,364 and paid $19,100 of claim adjustment expenses during 2014, of which $12,246 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $16,738 and paid $15,349 of claim adjustment expenses during 2013, of which $10,398 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2014 or 2013.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Certain management employees of the Company participate in a stock-based long-term incentive compensation plan issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to this plan for the Company’s management employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an accrued expense in the amount of $5,552, $28,886 and $19,754 for the years ended December 31, 2014, 2013 and 2012, respectively.

Consistency of Presentation

Differences in tabular totals and references between footnotes are caused by rounding differences not considered to be significant to the financial statement presentation.

Recent Accounting Pronouncements

Effective December 31, 2014, the Company adopted revisions to SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision had no impact to the financial position and results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which establishes accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA). Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised (SSAP No. 35R), were moved to this SSAP. The adoption of this standard had no material impact on the Company’s financial position or results of operations.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in Accounting Standards Update (ASU) 2011-06: Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106. The adoption of this standard had no material impact on the Company’s financial position or results of operations.

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital Finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard had no impact to the financial position or results of operations of the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which requires Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB. The adoption of this revision did not impact the Company’s financial position or results of operations.

Effective December 31, 2013 the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised, which incorporated subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the Company’s financial position or results of operations as revisions relate to disclosures only. See Note 15 for further discussion.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14, and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other post retirement plans as sponsored by AEGON.

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which adopts with modifications the guidance in Accounting Standards Update (ASU) 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another. The adoption of these revisions had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and incorporate it as criteria for a fair value hedge. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures. These revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices. The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures. See Note 8 Policy and Contract Attributes for further details.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy. The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 4 Fair Values of Financial Instruments for further details.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101. This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The adoption of this statement resulted in the transfer of $432,568 from Aggregate Write-Ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures. See Note 7 Income Taxes for further details.

Effective January 1, 2015 the Company will adopt guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance is expected to be immaterial to the financial position and results of operation of the Company.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The State of Iowa has adopted a prescribed practice that differs from that found in the NAIC SAP related to the admission of a parental guarantee in the equity value calculation of TLIC Riverwood Reinsurance, Inc. (TRRI), a wholly owned subsidiary of the Company. As prescribed by Iowa Administrative Code 191-99.11(5), the Company is entitled to value its ownership in TRRI at a value equal to the audited statutory surplus of TRRI, which includes the parental guarantee provided by AEGON USA, LLC as an admissible asset, whereas SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 would not allow the admissibility of such an asset.

The Company, with the permission of the Commissioner of Insurance of the State of Iowa, records the value of its wholly owned foreign life insurance subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited foreign statutory equity, utilizing adjustments as outlined in SSAP No. 97.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2014	2013	2012
Net income, State of Iowa basis	$233,554	$57,535	$791,564
State prescribed practice for parental guarantee	—	—	—
State permitted practice for valuation of wholly-owned foreign life subsidiary	—	—	—

Net income, NAIC SAP	$233,554	$57,535	$791,564

Statutory surplus, State of Iowa basis	$5,835,337	$4,717,853	$5,470,563
State prescribed practice for parental guarantee	(817,285)	(751,027)	(724,720)
State permitted practice for valuation of wholly-owned foreign life subsidiary	62,284	51,123	42,539

Statutory surplus, NAIC SAP	$5,080,336	$4,017,949	$4,788,382

The Company previously disclosed a state prescribed practice for secondary guarantee reinsurance. The prescribed practice entitled the Company to take reserve credit for such reinsurance contracts in the amount equal to the portion of the reserves attributable to the secondary guarantee. As a result of the NAIC adopting Actuarial Guideline XXXXVIII (AG48) during 2014, the previously disclosed prescribed practice is no longer necessary.

3. Accounting Changes and Correction of Errors

During 2014, the Company discovered errors with certain components of the quarterly settlement statements related to the modified coinsurance treaty assumed from an affiliate, Western Reserve Life Assurance Co. of Ohio (WRL), resulting in incorrect cession amounts received by the Company since inception of the treaty effective December 31, 2010. The cumulative impact of the errors as of December 31, 2013 was an overstatement of capital and surplus of $53,792 after tax. This was corrected in 2014, and the Company reflected the impact of the correction as change in surplus within the statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2013, the Company determined the correct data had not been utilized in the stand-alone asset adequacy analysis as defined under Actuarial Guideline XXXVIII section 8C (AG38 8C). The error resulted in an understatement of the additional asset adequacy reserve recorded at December 31, 2012 in the amount of $35,000. This was corrected in 2013, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of capital and surplus.

Effective December 16, 2011, the Company released an IMR liability associated with the block of business ceded to an unaffiliated entity on a coinsurance basis. Since the portion of the block of business ceded did not represent more than one percent of the Company’s general account liabilities, the IMR liability should not have been released when the reinsurance transaction was effected. The error resulted in an understatement of the IMR liability in the amount of $8,889. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus.

Effective August 9, 2011, the Company released an IMR liability associated with a block of business retroceded to an unaffiliated entity. The gain on the release of the IMR liability should have been deferred through unassigned surplus but was instead included in the statements of operations. The error resulted in an overstatement of net income in the amount of $33,567. This was corrected in 2012, and the Company reflected the impact of the correction as a change in unassigned surplus within the statement of changes in capital and surplus. The offsetting adjustment is to the change in surplus as a result of reinsurance line within the statements of operations. There was no net impact to surplus as a result of this correction.

During 2012, the Company discovered an error in the calculation of waiver of premium reserves for long term care business due to the use of inaccurate premiums waived data. The error resulted in an understatement of reserves of $20,341 as of December 31, 2011. This has been reported as a correction of an error in the statement of changes in capital and surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2014 and 2013, respectively:

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2014
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,374,197	$2,374,197	$—	$2,374,197	$—	$—
Short-term notes receivable from affiliates	645,800	645,800	—	645,800	—	—
Bonds	38,426,269	34,442,501	5,379,951	31,980,372	1,065,946	—
Preferred stocks, other than affiliates	120,456	114,030	—	110,026	10,430	—
Common stocks, other than affiliates	134,459	134,459	16,327	71	118,061	—
Mortgage loans on real estate	5,825,166	5,397,131	—	—	5,825,166	—
Other invested assets	174,914	149,814	—	155,996	18,918	—
Options	345,970	345,970	—	339,136	6,834	—
Interest rate swaps	742,981	620,611	—	658,317	84,664	—
Currency swaps	12,214	12,038	—	12,214	—	—
Credit default swaps	33,512	21,721	—	33,512	—	—
Equity swaps	33,340	33,340	—	33,340	—	—
Policy loans	656,132	656,132	—	656,132	—	—
Securities lending reinvested collateral	2,857,653	2,858,180	—	2,857,653	—	—
Receivable from parent, subsidiaries and affiliates	154,966	154,966	—	154,966	—	—
Separate account assets	70,625,626	70,565,310	66,458,566	4,150,359	16,701	—
Liabilities
Investment contract liabilities	14,646,293	13,622,398	—	294,740	14,351,553	—
Options	171,567	171,567	—	171,567	—	—
Interest rate swaps	(668,028)	292,496	—	(668,601)	573	—
Currency swaps	19,182	31,406	—	19,182	—	—
Credit default swaps	(18,900)	23,201	—	(18,900)	—	—
Equity swaps	207,222	207,222	—	207,222	—	—
Payable to parent, subsidiaries and affiliates	9,820	9,820	—	9,820	—	—
Separate account annuity liabilities	62,086,776	62,086,109	—	61,978,841	107,935	—
Surplus notes	168,825	150,000	—	168,825	—	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2013
	Estimated Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,045,232	$1,045,232	$—	$1,045,232	$—	$—
Short-term notes receivable from affiliates	788,088	788,088	—	788,088	—	—
Bonds	38,262,814	36,186,831	3,972,279	33,309,819	980,716	—
Preferred stocks, other than affiliates	133,646	132,631	—	123,216	10,430	—
Common stocks, other than affiliates	174,006	174,006	61,276	222	112,508	—
Mortgage loans on real estate	5,973,239	5,636,535	—	—	5,973,239	—
Other invested assets	172,399	160,190	—	162,183	10,216	—
Options	143,367	140,462	—	132,401	10,966	—
Interest rate swaps	192,151	143,061	—	192,151	—	—
Currency swaps	63,157	49,114	—	63,157	—	—
Credit default swaps	30,964	14,646	—	30,964	—	—
Equity swaps	17,024	17,024	—	17,024	—
Policy loans	687,569	687,569	—	687,569	—	—
Securities lending reinvested collateral	3,181,767	3,182,425	—	3,181,767	—	—
Receivable from parent, subsidiaries and affiliates	30,968	30,968	—	30,968	—	—
Separate account assets	61,043,535	61,020,158	57,359,585	3,632,927	51,023	—
Liabilities
Investment contract liabilities	14,083,069	12,886,932	—	345,969	13,737,100	—
Options	47,437	47,437	—	47,437	—	—
Interest rate swaps	39,264	475,857	—	(50,065)	89,329	—
Currency swaps	26,486	38,219	—	26,486	—	—
Credit default swaps	(15,305)	28,037	—	(15,305)	—	—
Equity swaps	205,000	205,000	—	205,000	—
Payable to parent, subsidiaries and affiliates	20,926	20,926	—	20,926	—	—
Separate account annuity liabilities	53,551,005	53,552,968	—	53,429,793	121,212	—
Surplus notes	160,790	150,000	—	160,790	—	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2014 and 2013:

	2014
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$22,955	$—	$22,955
Industrial and miscellaneous	4,440	35,938	21,823	62,201

Total bonds	4,440	58,893	21,823	85,156

Preferred stock
Industrial and miscellaneous	—	1,624	164	1,788

Total preferred stock	—	1,624	164	1,788

Common stock
Mutual funds	7,000	69	—	7,069
Industrial and miscellaneous	9,327	2	118,061	127,390

Total common stock	16,327	71	118,061	134,459

Short-term investments
Government	—	90,244	—	90,244
Industrial and miscellaneous	—	1,598,791	—	1,598,791
Mutual funds	—	655,515	—	655,515
Intercompany notes receivable	—	645,800	—	645,800
Sweep accounts	—	29,646	—	29,646

Total short-term investments	—	3,019,996	—	3,019,996

Securities lending reinvested collateral	—	2,847,473	—	2,847,473
Derivative assets	—	1,043,007	91,497	1,134,504
Separate account assets	66,433,326	3,006,090	7,905	69,447,321

Total assets	$66,454,093	$9,977,154	$239,450	$76,670,697

Liabilities:
Derivative liabilities	$—	$(408,272)	$573	$(407,699)
Separate account liabilities	6,198	2,086	—	8,284

Total liabilities	$6,198	$(406,186)	$573	$(399,415)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2013
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$20,830	$—	$20,830
Industrial and miscellaneous	—	90,121	7,084	97,205
Hybrid securities	—	12,046	—	12,046

Total bonds	—	122,997	7,084	130,081

Preferred stock
Industrial and miscellaneous	—	—	164	164

Total preferred stock	—	—	164	164

Common stock
Mutual funds	1,205	69	—	1,274
Industrial and miscellaneous	60,070	154	112,508	172,732

Total common stock	61,275	223	112,508	174,006

Short-term investments
Government	—	38,498	—	38,498
Industrial and miscellaneous	—	650,309	—	650,309
Mutual funds	—	343,231	—	343,231
Intercompany notes receivable	—	788,088	—	788,088
Sweep accounts	—	13,194	—	13,194

Total short-term investments	—	1,833,320	—	1,833,320

Securities lending reinvested collateral	—	3,169,626	—	3,169,626
Derivative assets	—	366,432	10,966	377,398
Separate account assets	57,334,188	3,014,655	43,120	60,391,963

Total assets	$57,395,463	$8,507,253	$173,842	$66,076,558

Liabilities:
Derivative liabilities	$—	$312,514	$89,329	$401,843
Separate account liabilities	8,054	5,147	—	13,201

Total liabilities	$8,054	$317,661	$89,329	$415,044

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data or internal modeling which utilize inputs that are not market observable.

Preferred stocks classified in Level 2 are valued using inputs from third party pricing services. Preferred stock in Level 3 is being internally calculated.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Common stock in Level 2 represents common stock being carried at book value and some warrants that are valued using vendor inputs. Common stock in Level 3 is comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services. The Level 3 derivatives are comprised of Total Return Forward Bond Purchases and Warrants based on the GDP of the Argentine government. The Total Return Forward Bond Purchases are determined by using the US Treasury repo curve estimates which is then compared to the strike price to estimate future payoff. The payoff is then discounted to the present value using the standard USD LIBOR curve. The Argentine Warrants are determined by confirmations received from brokers, and then modelled accordingly when compared to the sovereign issuance.

Separate account assets are valued and classified in the same way as general account assets (described above). For example, separate account assets in Level 3 are those valued using broker quotes or internal modeling which utilize unobservable inputs.

During 2014 and 2013, there were no transfers between Level 1 and 2, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables summarizes the changes in assets and liabilities classified in Level 3 for 2014 and 2013:

	Beginning Balance at January 1, 2014	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(10)	$10
RMBS	1,832	—	—	(49)	(309)
Other	5,252	24,080	—	(1,268)	(5,435)
Preferred stock	164	—	—	—	—
Common stock	112,508	151	371	(14)	7,908
Derivatives	(78,363)	—	—	—	181,963
Separate account assets	43,120	5,813	1,070	(42,227)	(61)

Total	$84,513	$30,044	$1,441	$(43,568)	$184,076

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2014
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	29	—	5	1,498
Other	104	26	—	2,434	20,325
Preferred stock	—	—	—	—	164
Common stock	—	—	2,121	—	118,061
Derivatives	56,599	—	—	69,275	90,924
Separate account assets	2,570	—	—	240	7,905

Total	$59,273	$55	$2,121	$71,954	$238,877

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2013	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$78	$—	$(1)	$(77)
RMBS	2,192	—	88	(1,181)	913
Other	5,955	—	—	32	(1,823)
Preferred stock	—	—	—	—	—
Common stock	149,596	—	—	(83)	(44)
Derivatives	(20,355)	—	—	—	(111,102)
Separate account assets	807	—	758	43,120	(1)

Total	$138,195	$78	$846	$41,887	$(112,134)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2013
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	4	1,832
Other	141	1,975	159	869	5,252
Preferred stock	164	—	—	—	164
Common stock	103	—	34,101	2,963	112,508
Derivatives	(5,327)	3,990	—	(54,431)	(78,363)
Separate account assets	—	—	—	48	43,120

Total	$(4,919)	$5,965	$34,260	$(50,547)	$84,513

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were attributed to securities being carried at amortized cost at December 31, 2013 and 2012, subsequently being carried at fair value during 2014 and 2013. In addition, transfers in for bonds were the result of securities being valued using vendor inputs as of December 31, 2012, subsequently changing to being valued using internal models during 2013.

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2012, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2013.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transfers in for common stock were attributable to securities being valued using third party vendor inputs at December 31, 2013, subsequently changing to being valued using broker quotes which utilize unobservable inputs during 2014.

Transfers out for common stock were attributed to securities being valued using internal models at December 31, 2013, subsequently changing to being valued using current observable market values, thus causing the transfer out of Level 3 during 2014.

Transfers in for separate account assets were attributable to securities being valued using third party vendor inputs at December 31, 2013, subsequently changing to being valued using internal models during 2014.

Transfers out for separate account assets were attributable to securities being valued using internal models at December 31, 2013, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2014. In addition, transfers out for separate account bonds were attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2012, subsequently changing to being valued using third party vendor inputs, thus causing the transfer out of Level 3 during 2013.

Nonrecurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2014, the Company has several parcels of land that it is exploring the sale of. Therefore, these properties are carried at fair value less cost to sell, which amounts to $4,120. One parcel of land has a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2014.

The Company also had parcels of land that were held for sale as of December 31, 2013. Fair value less cost to sell of these properties was $1,496. One parcel of land has a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2013.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$4,321,770	$751,304	$4,289	$397	$5,068,388
State, municipal and other government	691,801	56,526	15,156	2,070	731,101
Hybrid securities	407,776	25,283	27,244	1,126	404,689
Industrial and miscellaneous	21,004,271	3,081,014	35,265	63,004	23,987,016
Mortgage and other asset-backed securities	7,947,633	454,420	231,963	4,265	8,165,825

	34,373,251	4,368,547	313,917	70,862	38,357,019
Unaffiliated preferred stocks	114,030	11,435	4,611	398	120,456

	$34,487,281	$4,379,982	$318,528	$71,260	$38,477,475

			Gross	Gross
			Unrealized	Unrealized
		Gross	Losses 12	Losses less	Estimated
	Carrying	Unrealized	Months or	Than 12	Fair
	Amount	Gains	More	Months	Value
December 31, 2013
Unaffiliated bonds:
United States Government and agencies	$3,609,781	$169,035	$105	$104,231	$3,674,480
State, municipal and other government	805,302	42,366	8,654	18,882	820,132
Hybrid securities	451,745	18,192	33,493	1,731	434,713
Industrial and miscellaneous	21,678,122	2,190,512	57,284	143,834	23,667,514
Mortgage and other asset-backed securities	9,607,331	437,922	345,544	71,558	9,628,151

	36,152,281	2,858,027	445,080	340,236	38,224,990
Unaffiliated preferred stocks	132,631	8,167	5,318	1,834	133,646

	$36,284,912	$2,866,194	$450,398	$342,070	$38,358,636

At December 31, 2014 and 2013, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 428 and 374 securities with a carrying amount of $3,449,792 and $3,611,683 and an unrealized loss of $318,528 and $450,398 with an average price of 90.8 and 87.5 (fair value/amortized cost). Of this portfolio, 79.2% and 64.6% were investment grade with associated unrealized losses of $186,121 and $245,895, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014 and 2013, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 405 and 950 securities with a carrying amount of $1,995,873 and $7,498,242 and an unrealized loss of $71,260 and $342,071 with an average price of 96.4 and 95.4 (fair value/amortized cost). Of this portfolio, 74.5% and 95.3% were investment grade with associated unrealized losses of $47,297 and $322,110, respectively.

At December 31, 2014 and 2013, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 2 and 3 securities with a cost of $1 and $15 and an unrealized loss of $1 and $10 with an average price of 4.8 and 33.4 (fair value/cost).

At December 31, 2014 and 2013, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 3 and 6 securities with a cost of $9,347 and $1,448 and an unrealized loss of $562 and $9 with an average price of 94.0 and 99.4 (fair value/cost).

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2014 and 2013 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$204,230	$55,675	$259,905
State, municipal and other government	50,906	36,886	87,792
Hybrid securities	95,796	29,948	125,744
Industrial and miscellaneous	924,632	1,395,201	2,319,833
Mortgage and other asset-backed securities	1,842,824	398,459	2,241,283

	3,118,388	1,916,169	5,034,557
Unaffiliated preferred stocks	12,876	8,445	21,321
Unaffiliated common stocks	—	8,785	8,785

	$3,131,264	$1,933,399	$5,064,663

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Losses 12	Losses Less
	Months or	Than 12
	More	Months	Total
December 31, 2013
Unaffiliated bonds:
United States Government and agencies	$5,544	$1,768,737	$1,774,281
State, municipal and other government	34,613	263,662	298,275
Hybrid securities	145,220	59,006	204,226
Industrial and miscellaneous	657,577	3,483,083	4,140,660
Mortgage and other asset-backed securities	2,297,319	1,552,422	3,849,741

	3,140,273	7,126,910	10,267,183
Unaffiliated preferred stocks	21,013	29,262	50,275
Unaffiliated common stocks	5	1,439	1,444

	$3,161,291	$7,157,611	$10,318,902

The carrying amount and estimated fair value of bonds at December 31, 2014, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

		Estimated
	Carrying	Fair
	Amount	Value
Due in one year or less	$1,321,602	$1,359,979
Due after one year through five years	6,600,762	7,098,863
Due after five years through ten years	5,377,325	5,775,791
Due after ten years	13,125,929	15,956,561

	26,425,618	30,191,194
Mortgage and other asset-backed securities	7,947,633	8,165,825

	$34,373,251	$38,357,019

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

The following structured notes were held at December 31, 2014:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
912810QV3	$14,974	$14,539	$15,482	NO
912810RA8	622,497	729,708	636,538	NO

Total	$637,471	$744,247	$652,020

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2014, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $927,139 and a carrying value of $1,076,802, resulting in a gross unrealized loss of $149,662. Residential mortgage-backed securities are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit characteristics and are pooled together and sold in tranches. The Company’s RMBS includes prime jumbo pass-throughs and collateralized mortgage obligations (CMOs), Alt-A RMBS, negative amortization RMBS, government sponsored enterprise (GSE) guaranteed pass-throughs and reverse mortgage RMBS. The unrealized loss in the sector is primarily a result of the housing downturn in the United States that started in 2007. The housing market in the United States has shown signs of improvement as evidenced by rising home prices and sales volume. Positive trends in the housing market have led to improvements in borrower delinquencies and prepayment rates as well as liquidation timelines. Loss severities on liquidated properties remain elevated for subprime loans but are starting to show signs of improvement for other RMBS sectors. The improving home prices and credit performance led to credit spread tightening across the asset class.

All RMBS of AEGON are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and reviewed quarterly. Model output is generated under base and stress-case scenarios. AEGON’S RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities, and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size, and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2014.

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2013 and 2012 respectively. The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value during the year ended December 31, 2014.

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2014
OTTI recognized 4th quarter:
Intent to sell	$17,618	$1,513	$—	$16,105

Total 4th quarter OTTI on loan-backed securities	17,618	1,513	—	16,105

Aggregate total	$17,618	$1,513	$—	$16,105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$91,982	$3,445	$88,537	$55,150
2nd quarter present value of cash flows expected to be less than the amortized cost basis	267,992	4,850	263,142	212,089
3rd quarter present value of cash flows expected to be less than the amortized cost basis	459,548	46,113	413,435	325,095
4th quarter present value of cash flows expected to be less than the amortized cost basis	95,282	4,776	90,506	83,684

Aggregate total	$914,804	$59,184	$855,620	$676,018

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2013
1st quarter present value of cash flows expected to be less than the amortized cost basis	$351,042	$12,627	$338,415	$256,977
2nd quarter present value of cash flows expected to be less than the amortized cost basis	145,924	5,514	140,410	109,898
3rd quarter present value of cash flows expected to be less than the amortized cost basis	212,457	22,867	189,590	151,843
4th quarter present value of cash flows expected to be less than the amortized cost basis	284,290	10,202	274,088	223,193

Aggregate total	$993,713	$51,210	$942,503	$741,911

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2012
1st quarter present value of cash flows expected to be less than the amortized cost basis	$357,700	$23,038	$334,662	$210,662
2nd quarter present value of cash flows expected to be less than the amortized cost basis	515,449	23,147	492,302	338,584
3rd quarter present value of cash flows expected to be less than the amortized cost basis	515,274	25,476	489,798	348,834
4th quarter present value of cash flows expected to be less than the amortized cost basis	154,272	7,923	146,349	96,789

Aggregate total	$1,542,695	$79,584	$1,463,111	$994,869

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2014, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
12668WAC1	9,365	8,837	528	8,837	8,971	1Q 2014
126694YJ1	96	62	34	62	89	1Q 2014
35729PPZ7	7,693	7,179	514	7,179	321	1Q 2014
39539KAF0	72	—	72	—	—	1Q 2014
52108HV84	736	558	178	558	468	1Q 2014
61915RCJ3	22,841	22,497	343	22,497	19,770	1Q 2014
83611MLS5	40,988	40,190	798	40,190	14,772	1Q 2014
86358EZU3	820	604	216	604	907	1Q 2014
22545DAH0	3,634	2,836	798	2,836	2,783	1Q 2014
45660LWD7	3,522	3,759	(237)	3,759	5,457	1Q 2014
3622ECAB2	2,002	1,813	189	1,813	1,482	1Q 2014
61753NAC4	214	202	12	202	131	1Q 2014
02146QAC7	29,972	29,972	—	29,972	27,695	2Q 2014
059494AA2	23,721	22,690	1,030	22,690	21,984	2Q 2014
12668WAC1	8,780	8,780	—	8,780	9,253	2Q 2014
22942KCA6	9,523	9,441	82	9,441	10,825	2Q 2014
23245CAF7	29	29	—	29	19	2Q 2014
3622NAAE0	33,472	33,400	72	33,400	27,677	2Q 2014
36245CAC6	524	522	1	522	309	2Q 2014
65536PAA8	234	226	8	226	181	2Q 2014
83611MLS5	40,153	39,706	447	39,706	14,325	2Q 2014
83611MMM7	6,440	6,250	190	6,250	1,552	2Q 2014
12667GCB7	9,175	9,098	78	9,098	7,725	2Q 2014
41161XAC0	50,928	49,550	1,379	49,550	42,435	2Q 2014
22545DAH0	2,806	2,168	638	2,168	2,535	2Q 2014
32113JAD7	766	697	69	697	526	2Q 2014
59020UTF2	130	127	3	127	268	2Q 2014
759950FJ2	659	599	60	599	709	2Q 2014
41161PPQ0	41,877	41,877	—	41,877	36,994	2Q 2014
3622ECAB2	1,781	1,779	2	1,779	1,524	2Q 2014
759950GA0	6,021	6,012	9	6,012	5,332	2Q 2014
07387BEG4	1,001	218	783	218	221	2Q 2014
02146QAC7	29,367	28,413	955	28,413	27,238	3Q 2014
045427AE1	8	6	2	6	803	3Q 2014
05948KL31	8,731	8,682	49	8,682	9,321	3Q 2014
126670ZN1	18,793	10,799	7,993	10,799	12,903	3Q 2014
12668WAC1	8,632	8,567	65	8,567	9,272	3Q 2014
14984WAA8	4,247	4,212	34	4,212	4,071	3Q 2014
23245CAF7	6	5	1	5	5	3Q 2014
24763LDE7	553	526	27	526	552	3Q 2014
35729PPC8	318	152	166	152	215	3Q 2014
35729PPZ7	7,143	3,423	3,720	3,423	2,489	3Q 2014
362341MC0	3,597	3,529	68	3,529	3,498	3Q 2014
36245CAC6	510	486	24	486	298	3Q 2014
41161MAC4	4,776	2,435	2,342	2,435	4,065	3Q 2014
52108HV84	544	402	142	402	427	3Q 2014
52522QAM4	64,251	64,213	38	64,213	57,226	3Q 2014
52524MAW9	6,442	6,412	30	6,412	6,068	3Q 2014
83611MLS5	119,030	97,909	21,121	97,909	43,586	3Q 2014
83611MMM7	18,734	14,805	3,929	14,805	4,650	3Q 2014
12667GCB7	8,865	8,865	—	8,865	7,705	3Q 2014

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
41161XAC0	98,122	97,026	1,096	97,026	83,945	3Q 2014
32113JAD7	2,042	1,623	419	1,623	1,564	3Q 2014
41161PPQ0	41,800	40,662	1,139	40,662	36,457	3Q 2014
32113JAC9	3,926	1,883	2,043	1,883	2,555	3Q 2014
61753NAC4	195	171	24	171	147	3Q 2014
759950FH6	2,280	1,915	365	1,915	1,708	3Q 2014
07387BEG4	617	506	111	506	558	3Q 2014
126673JD5	6,019	5,809	210	5,809	3,769	3Q 2014
126380AA2	6,551	6,486	65	6,486	6,489	4Q 2014
126673JD5	5,732	5,645	87	5,645	5,113	4Q 2014
14984WAA8	3,485	3,384	102	3,384	3,173	4Q 2014
22942KCA6	8,926	8,926	—	8,926	10,185	4Q 2014
362341MC0	1,794	1,664	130	1,664	1,854	4Q 2014
41161XAC0	3,291	2,240	1,051	2,240	2,864	4Q 2014
61753NAC4	167	164	3	164	142	4Q 2014
65536PAA8	221	214	7	214	164	4Q 2014
70557RAB6	22,122	21,122	1,000	21,122	15,833	4Q 2014
759950GY8	5,770	5,695	75	5,695	5,308	4Q 2014
83611MLS5	18,503	18,055	448	18,055	15,321	4Q 2014
86358EZU3	570	570	—	570	918	4Q 2014
20404#AC0	531	237	294	237	214	4Q 2014
52521BAD8	8,821	8,164	657	8,164	8,164	4Q 2014
12668WAU1	8,797	7,941	856	7,941	7,941	4Q 2014

			$59,184

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2014 and 2013 is as follows:

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2014
The aggregate amount of unrealized losses	$260,339	$5,040
The aggregate related fair value of securities with unrealized losses	1,893,449	404,489

	Losses 12	Losses Less
	Months or	Than 12
	More	Months
Year ended December 31, 2013
The aggregate amount of unrealized losses	$431,297	$73,616
The aggregate related fair value of securities with unrealized losses	2,382,851	1,567,711

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Detail of net investment income is presented below:

	Year Ended December 31
	2014	2013	2012
Income:
Bonds	$1,718,834	$1,790,117	$1,905,410
Preferred stocks	8,510	7,675	9,320
Common stocks	29,486	11,539	168,713
Mortgage loans on real estate	343,735	386,189	411,742
Real estate	14,859	13,737	17,328
Policy loans	44,120	46,023	48,012
Cash, cash equivalents and short-term investments	3,066	4,148	7,509
Derivatives	183,316	159,548	197,183
Other invested assets	27,029	58,685	35,582
Other	16,874	22,891	34,107

Gross investment income	2,389,829	2,500,552	2,834,906
Less investment expenses	107,340	106,416	105,379

Net investment income	$2,282,489	$2,394,136	$2,729,527

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2014	2013	2012
Proceeds	$7,332,957	$6,198,656	$9,180,982

Gross realized gains	$401,537	$33,986	$292,804
Gross realized losses	(80,213)	(40,720)	(45,003)

Net realized capital gains (losses)	$321,324	$(6,734)	$247,801

The Company had gross realized losses for the years ended December 31, 2014, 2013 and 2012 of $80,226, $53,495 and $88,836, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2014	2013	2012
Bonds	$240,923	$(58,782)	$158,547
Preferred stocks	175	(1,447)	418
Common stocks	2	4,869	(621)
Mortgage loans on real estate	(5,749)	(9,397)	13,802
Real estate	2,334	(578)	7,190
Cash, cash equivalents and short-term investments	6	35	9
Derivatives	255,580	(1,312,329)	(508,177)
Other invested assets	234,848	141,926	112,293

	728,119	(1,235,703)	(216,539)
Federal income tax effect	(118,685)	(57,648)	(94,705)
Transfer to interest maintenance reserve	(328,190)	10,631	(71,282)

Net realized capital gains (losses) on investments	$281,244	$(1,282,720)	$(382,526)

At December 31, 2014 and 2013, the Company had recorded investments in restructured securities of $0 and $694, respectively. The capital gains (losses) taken as a direct result of restructures in 2014, 2013 and 2012 were $0, $(339) and $167, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses, were as follows:

	Change in Unrealized
	Year Ended December 31
	2014	2013	2012
Bonds	$35,378	$40,651	$108,175
Preferred stocks	(15)	36	3,957
Common stocks	(33,771)	(3,170)	21,290
Affiliated entities	139,449	21,826	(25,164)
Mortgage loans on real estate	(6,676)	1,106	6,270
Derivatives	785,644	(602,212)	(98,933)
Other invested assets	(14,844)	1,542	14,749

Change in unrealized capital gains/losses, before taxes	905,165	(540,221)	30,344
Taxes on unrealized capital gains/losses	(18,105)	195,984	(20,779)

Change in unrealized capital gains/losses, net of tax	$887,060	$(344,237)	$9,565

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The credit quality of mortgage loans by type of property for the year ended December 31, 2014 were as follows:

	Farm	Commercial	Total
AAA - AA	$—	$3,613,461	$3,613,461
A	46,673	1,512,316	1,558,989
BBB	—	101,706	101,706
BB	—	115,201	115,201
B	8,604	6,863	15,467

	$55,277	$5,349,547	$5,404,824

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2014, the Company issued mortgage loans with a maximum interest rate of 7.00% and a minimum interest rate of 3.61% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2014 at the time of origination was 79%. During 2013, the Company issued mortgage loans with a maximum interest rate of 5.30% and a minimum interest rate of 3.14% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2013 at the time of origination was 93%. During 2014, the Company reduced the interest rate by 2.0% on one outstanding mortgage loans with statement value of $2,163. During 2013, the Company reduced the interest rate by 0.6% on one outstanding mortgage with statement value of $6,009.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
December 31, 2014	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$55,277	$—	$—	$—	$5,251,928	$77,638	$5,384,843
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	644	—	644
(d) 90-179 Days Past Due	—	—	—	—	5,590	—	5,590
(e) 180+ Days Past Due	—	—	—	—	13,747	—	13,747

		Residential		Commercial
December 31, 2013	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$111,731	$—	$—	$—	$5,418,958	$77,348	$5,608,037
(b) 30-59 Days Past Due	—	—	—	—	29,515	—	29,515
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

At December 31, 2014 and 2013, one mortgage loan with a carrying value of $13,747 and $0 respectively, was non-income producing for the previous 180 days. There was no accrued interest related to this mortgage loan at December 31, 2014 or 2013. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2014 and 2013 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2014 and 2013, respectively, the Company held $20,080 and $36,266 in impaired loans with related allowance for credit losses of $7,693 and $1,017. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2014 and 2013, respectively. The average recorded investment in impaired loans during 2014 and 2013 was $36,356 and $40,771, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2014	2013	2012
Balance at beginning of period	$1,017	$2,124	$8,394
Additions, net charged to operations	11,962	11,193	500
Recoveries in amounts previously charged off	(5,286)	(12,300)	(6,770)

Balance at end of period	$7,693	$1,017	$2,124

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2014, 2013 and 2012, respectively, the Company recognized $1,924, $2,571 and $2,879 of interest income on impaired loans. Interest income of $1,759, $2,710 and $2,971, respectively, was recognized on a cash basis for the years ended December 31, 2014, 2013 and 2012.

At December 31, 2014 and 2013, the Company held a mortgage loan loss reserve in the AVR of $55,448 and $73,275, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2014	2013		2014	2013
Pacific	26%	24%	Apartment	29%	24%
South Atlantic	24	26	Retail	29	28
Middle Atlantic	16	16	Office	22	25
Mountain	11	13	Industrial	12	14
E. North Central	8	8	Other	5	5
W. North Central	6	5	Medical	2	2
W. South Central	6	5	Agricultural	1	2
E. South Central	2	2
New England	1	1

At December 31, 2014, 2013 and 2012, the Company had mortgage loans with a total net admitted asset value of $88,102, $1,918 and $2,176, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2014, 2013 and 2012 related to such restructurings. At

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31, 2014 there was one commitment for $3,000 to lend additional funds to debtors owing receivables. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2013 or 2012, respectively.

During 2014, the Company did not recognize any impairment write down for its investments in joint ventures, partnerships and limited liability companies during the statement period.

During 2013, the Company recorded an impairment of $2,335 for its investment in Iowa First Capital Fund, L.P. and $6,357 for its investment in VSS Communications Partnership IV, L.P. The impairment was taken because the decline in fair value of the fund was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the fund is not anticipated. These write-downs are included in net realized capital gains (losses) within the statements of operations.

During 2012, the Company recorded an impairment of $97 for its investment in Yucaipa Equity Partners, L.P. The impairment was taken because the decline in fair value of the fund was deemed to be other than temporary and a recovery in value from the remaining underlying investments in the fund is not anticipated. The write-down is included in net realized capital gains (losses) within the statements of operations.

At December 31, 2014, the Company had ownership interests in thirty-eight LIHTC investments. The remaining years of unexpired tax credits ranged from one to ten, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2015 to 2029 is $1,771. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2013, the Company had ownership interests in forty-four LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2014 to 2029 is $3,621. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2014 and 2013:

		December 31, 2014
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$—	$1,852
Economic Redevelopment and Growth Tax Credits	NJ	—	13,491

Total		$—	$15,343

		December 31, 2013
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,133	$3,384

Total		$1,133	$3,384

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2015 to 2025.

The Company had no non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities).

At December 31, 2014 and 2013, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $2,288,802 and $961,597, respectively.

At December 31, 2014 and 2013, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $831,829 and $817,818, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2014 and 2013, the Company has recorded $226,649 and ($597,943), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

The Company did not recognize any unrealized gains or losses during 2014 and 2013 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company did not recognize any income from options contracts for the years ended December 31, 2014, 2013 or 2012.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $0, $2,551 and $0, respectively, in capital gains (losses) related to call option transactions.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $0, $0 and $(226), respectively, in capital gains (losses) related to put option transactions.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $0, $(181,425) and $0, respectively, in capital gains (losses) related to collar option transactions.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 29 years for forecasted hedge transactions.

At December 31, 2014 and 2013, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

As of December 31, 2014 and 2013, the Company has accumulated deferred gains in the amount of $46,128 and $51,025, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $377,414, $(338,457) and $(113,293), respectively, in capital gains (losses) related to interest rate swap transactions.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized no capital gains (losses) related to foreign exchange swap transactions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2014, 2013 and 2012, the Company recognized no capital gains (losses) related to foreign currency forward transactions.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $(363,166), $(528,893) and $(307,838), respectively, in capital gains (losses) related to total return swap transactions.

For the years ended December 31, 2014, 2013 and 2012, the Company recognized $(472), $1,264 and $6,989 respectively, in capital gains (losses) related to credit swap transactions, of which are made up primarily replication transactions.

At December 31, 2014, 2013 and 2012, the Company had replicated assets with a fair value of $4,158,940, $3,575,011 and $3,571,947 and credit default and forward starting interest rate swaps with a fair value of $(85,230), $71,737 and $(143,165), respectively.

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2014, credit default swaps, used in replicating corporate bonds are as follows:

		Maximum Future	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	Payout (Estimate)	Value
50967,SWAP, USD 5 / (USD 0), :912828QN3	12/20/2017	$500	57
43227,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	10,000	84
43228,SWAP, USD 1 / (USD 0), :912828JR2	12/20/2015	10,000	69
43229,SWAP, USD 1 / (USD 0), :912810PX0	12/20/2015	10,000	66
43230,SWAP, USD 1 / (USD 0), :912810QK7	12/20/2015	20,000	137
51277,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	10,000	68
51397,SWAP, USD 1 / (USD 0), :912803BM4	12/20/2015	20,000	181
51278,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	167
51279,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	91
51398,SWAP, USD 1 / (USD 0), :912803CH4	12/20/2015	20,000	142
51399,SWAP, USD 1 / (USD 0), :912803BJ1	12/20/2015	20,000	167
51280,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2015	20,000	136
51400,SWAP, USD 1 / (USD 0), :912803CH4	12/20/2015	20,000	178
43255,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2015	20,000	183
43256,SWAP, USD 1 / (USD 0), :912803DJ9	3/20/2016	10,000	107
43258,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2016	20,000	223
43263,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	10,000	114
51401,SWAP, USD 1 / (USD 0), :US35671DAS45	6/20/2016	20,000	158
43266,SWAP, USD 1 / (USD 0), :CDX IG 16	6/20/2016	20,000	245
43289,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	155
43290,SWAP, USD 1 / (USD 0), :US46513EY48	3/20/2017	10,000	155
43291,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	155
43292,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	214
43293,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	10,000	109
43294,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	176
43295,SWAP, USD 1 / (USD 0), :US712219AG90	3/20/2017	10,000	143
43296,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	117
43297,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	15,000	167
43298,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	15,000	232
43300,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	163
43301,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	5,000	88
43309,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	214
51402,SWAP, USD 1 / (USD 0), :US16886AS74	3/20/2017	10,000	111
43313,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	15,000	237
43314,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	143
43315,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	163
43316,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	155
43317,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	176
51282,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	111
43320,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	5,000	58
43324,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	155
43325,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	176
43326,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	143
43327,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	20,000	316
43333,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	117
51283,SWAP, USD 1 / (USD 0), :US475070AD04	6/20/2017	25,000	407
47289,SWAP, USD 1 / (USD 0), :US59156RAN89	6/20/2017	25,000	415
51403,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	474
51404,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	474
47290,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	10,000	201
47291,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	5,000	100
47292,SWAP, USD 1 / (USD 0), :US42217KAL08	6/20/2017	10,000	169

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Maximum Future	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	Payout (Estimate)	Value
43366,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	346
43368,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	346
57600,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	26,000	449
51284,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	346
47293,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	25,000	432
47294,SWAP, USD 5 / (USD 0), :US345370BX76	6/20/2017	25,000	2,784
43382,SWAP, USD 1 / (USD 0), :US105756AL40	6/20/2017	10,000	(83)
43383,SWAP, USD 1 / (USD 0), :XS0203685788	6/20/2017	10,000	147
43384,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2017	10,000	76
43387,SWAP, USD 1 / (USD 0), :US731011AN26	6/20/2017	8,000	131
43602,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	10,600	(57)
43604,SWAP, USD 1 / (USD 0), :US88322LAA70	9/20/2017	5,100	66
51285,SWAP, USD 1 / (USD 0), :US105756AL40	9/20/2017	5,700	(61)
51211,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2017	9,000	65
43626,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	9,500	45
45193,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2017	10,000	86
45194,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,000	(43)
46092,SWAP, USD 1 / (USD 0), :46634GAB7	12/20/2017	15,000	128
45879,SWAP, USD 1 / (USD 0), :175305EEE1	12/20/2017	15,000	271
46819,SWAP, USD 1 / (USD 0), :17305EDT9	12/20/2017	5,000	17
58913,SWAP, USD 1 / (USD 0), :46636DAJ5	12/20/2017	10,000	68
46831,SWAP, USD 1 / (USD 0), :36249KAC4	12/20/2017	10,000	129
46845,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	172
46951,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	172
46958,SWAP, USD 1 / (USD 0), :12624PAE5	12/20/2017	10,000	191
47035,SWAP, USD 1 / (USD 0), :92936YAC5	12/20/2017	15,000	281
47036,SWAP, USD 1 / (USD 0), :61761DAD4	12/20/2017	5,000	94
51286,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2017	22,000	413
47285,SWAP, USD 1 / (USD 0), :912810QV3	12/20/2017	15,000	281
47286,SWAP, USD 1 / (USD 0), :912803DP5	12/20/2017	22,000	413
47858,SWAP, USD 1 / (USD 0), :92930RBB7	12/20/2017	12,500	267
47855,SWAP, USD 1 / (USD 0), :912810QH4	12/20/2017	20,000	399
47856,SWAP, USD 1 / (USD 0), :912803DK6	12/20/2017	20,000	381
47857,SWAP, USD 1 / (USD 0), :07401DAD3	12/20/2017	20,000	13
47859,SWAP, USD 1 / (USD 0), :31359MEL3	12/20/2017	20,000	398
47866,SWAP, USD 5 / (USD 0), :912803DS9	12/20/2017	20,000	2,610
47867,SWAP, USD 1 / (USD 0), :20176AB1	12/20/2017	20,000	456
48057,SWAP, USD 1 / (USD 0), :912803DS9	12/20/2017	22,000	413
48227,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2017	50,000	938
48233,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2017	20,000	456
48247,SWAP, USD 1 / (USD 0), :912803DM2	12/20/2017	20,000	361
51440,SWAP, USD 1 / (USD 0), :912803DP5	12/20/2017	20,000	375
51405,SWAP, USD 1 / (USD 0), :BAE2Z99E1	12/20/2017	25,000	469
48458,SWAP, USD 5 / (USD 0), :BRS0F7YG6	12/20/2017	25,000	3,263
48507,SWAP, USD 1 / (USD 0), :31359MEL3	12/20/2016	19,000	307
48774,SWAP, USD 1 / (USD 0), :12624QAR4	12/20/2017	12,500	234
51287,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2017	25,000	498
51406,SWAP, USD 1 / (USD 0), :912803BF9	12/20/2017	25,000	570
51407,SWAP, USD 1 / (USD 0), :912803BJ1	12/20/2017	20,000	399
51288,SWAP, USD 5 / (USD 0), :912803DM2	12/20/2017	10,000	1,305
50040,SWAP, USD 1 / (USD 0), :94987MAB7	12/20/2017	10,000	59
53125,SWAP, USD 1 / (USD 0), :61761DAD4	3/20/2018	10,000	47
52960,SWAP, USD 1 / (USD 0), :61761DAD4	3/20/2018	10,000	24
53667,SWAP, USD 1 / (USD 0), :BAE1MTAS0	3/20/2018	20,000	375
53716,SWAP, USD 1 / (USD 0), :BAE1DP802	3/20/2018	20,000	449
53805,SWAP, USD 1 / (USD 0), :BAE2YGTK0	3/20/2018	10,000	225

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Maximum Future	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	Payout (Estimate)	Value
54724,SWAP, USD 1 / (USD 0), :912810QK7	3/20/2018	10,000	(104)
55126,SWAP, USD 1 / (USD 0), :36192KAT4	3/20/2018	7,100	18
55142,SWAP, USD 1 / (USD 0), :71654qbf8	3/20/2018	3,000	53
55297,SWAP, USD 1 / (USD 0), :912803DM2	3/20/2018	10,000	(104)
55727,SWAP, USD 5 / (USD 0), :46637WAD5	6/20/2018	27,000	998
57866,SWAP, USD 1 / (USD 0), :17275RAH5	6/20/2018	10,000	212
60300,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	96
60301,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	96
60221,SWAP, USD 1 / (USD 0), :912828TY6	6/20/2018	15,000	341
60222,SWAP, USD 1 / (USD 0), :912828PC8	6/20/2018	10,000	228
60493,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	50,000	959
60526,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	96
60558,SWAP, USD 1 / (USD 0), :912828QN3	6/20/2018	5,000	96
64235,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	10,000	174
64236,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	20,000	158
64238,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	10,000	134
64348,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	10,000	174
64593,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	20,000	276
65753,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	20,000	158
65755,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	15,000	106
69637,SWAP, USD 1 / (USD 0), :912828QC4	12/20/2020	10,000	155
69710,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	155
93560,SWAP, USD 1 / (USD 0), :US105756AL40	6/20/2017	10,000	(83)
99189,SWAP, USD 1 / (USD 0), :912828QN3	12/20/2017	25,000	469
99182,SWAP, USD 1 / (USD 0), :912828QN3	12/20/2017	27,000	506
99183,SWAP, USD 1 / (USD 0), :912828QN3	12/20/2017	27,000	506
94986,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	4,000	367
94987,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	4,000	429
94988,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	4,000	381
94990,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	4,000	366
94992,SWAP, USD 5 / (USD 0), :912828PC8	12/20/2017	3,500	396
99176,SWAP, USD 1 / (USD 0), :912828SF8	6/20/2018	50,000	959
99178,SWAP, USD 1 / (USD 0), :912828UN8	6/20/2018	50,000	959
99184,SWAP, USD 1 / (USD 0), :912828UN8	6/20/2018	50,000	959
99181,SWAP, USD 1 / (USD 0), :912828VB3	6/20/2018	50,000	959
77399,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2023	20,000	(200)
77403,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2023	20,000	(48)
77405,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	10,000	134
99185,SWAP, USD 1 / (USD 0), :912810BR6	9/20/2023	30,000	100
99186,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	20,000	375
99187,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2023	20,000	(200)
99188,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	25,000	345
99190,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	37,000	647
93536,SWAP, USD 1 / (USD 0), :912810QT8	12/20/2020	15,500	(18)
93528,SWAP, USD 1 / (USD 0), :912810QT8	12/20/2020	9,500	(11)
76131,SWAP, USD 1 / (USD 0), :912803DK6	3/20/2019	5,000	(99)
76147,SWAP, USD 1 / (USD 0), :912803DP5	3/20/2019	5,000	17
76203,SWAP, USD 1 / (USD 0), :912803CH4	3/20/2019	5,000	(99)
76204,SWAP, USD 1 / (USD 0), :912803CH4	3/20/2019	5,000	17
76205,SWAP, USD 1 / (USD 0), :912803CH4	3/20/2019	5,000	(12)
76206,SWAP, USD 1 / (USD 0), :17305EDT9	3/20/2019	5,000	(120)
76207,SWAP, USD 1 / (USD 0), :17305EDT9	3/20/2019	5,000	(35)
78319,SWAP, USD 5 / (USD 0), :912803DK6	6/20/2019	10,000	1,215
78318,SWAP, USD 5 / (USD 0), :912803DM2	6/20/2019	10,000	1,436
78182,SWAP, USD 5 / (USD 0), :873782AA4	6/20/2019	5,000	718
78184,SWAP, USD 5 / (USD 0), :912803DM2	6/20/2019	10,000	1,436
78303,SWAP, USD 5 / (USD 0), :880591EJ7	6/20/2019	10,000	1,741
78347,SWAP, USD 1 / (USD 0), :92936CAJ8	6/20/2019	22,000	(413)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Maximum Future	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	Payout (Estimate)	Value
80205,SWAP, USD 5 / (USD 0), :912803DJ9	6/20/2019	20,000	3,676
91884,SWAP, USD 5 / (USD 0), :US852061AF78	12/20/2019	5,000	88
91827,SWAP, USD 5 / (USD 0), :US552953BB60	12/20/2019	5,000	208
91828,SWAP, USD 5 / (USD 0), :US126304AK02	12/20/2019	2,000	176
91829,SWAP, USD 5 / (USD 0), :US12543DAL47	12/20/2019	5,000	494
91844,SWAP, USD 5 / (USD 0), :US131347CF14	12/20/2019	5,000	162
93883,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2019	10,000	(173)
93885,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(438)
93886,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	(238)
93892,SWAP, USD 1 / (USD 0), :US836205AN45	12/20/2019	10,000	(387)
93896,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(438)
93898,SWAP, USD 1 / (USD 0), :US900123AL40	12/20/2019	20,000	(725)
99191,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	(238)

		$2,649,000	$52,701

At December 31, 2014, the Company had no written options. At December 31, 2013, the Company had written options with a fair value of $0 and average fair value for the year of $(1,276). The Company had no realized gains or losses in 2014 and 2013 related to these options.

At December 31, 2014 and 2013, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2014	2013
Interest rate and currency swaps:
Receive floating—pay floating	$120,950	$120,950
Receive fixed—pay floating	184,665	405,165
Receive fixed—pay fixed	2,796,425	2,701,528
Swaptions:
Receive floating—pay fixed	6,000,000	6,676,000
Receive fixed—pay floating	6,000,000	6,000,000
Interest rate swaps:
Receive fixed—pay floating	15,996,515	11,408,586
Receive fixed—pay fixed	1,727,328	1,508,783
Receive floating—pay fixed	9,099,798	4,419,798
Receive floating—pay floating	4,354,665	4,217,010

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company recognized net realized gains (losses) from futures contracts in the amount of $241,804, $(267,369) and $(93,809) for the years ended December 31, 2014, 2013 and 2012, respectively.

Open futures contracts at December 31, 2014 and 2013, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2014
Long	20	Hang Seng IDX January 2015 Futures	$23,628	$23,649
Long	52	S&P 500 March 2015 Futures	25,865	26,681
Short	1,265	S&P 500 March 2015 Futures	635,019	649,072
Long	120	Euro Stoxx 50 March 2015 Futures	3,612	3,760
Long	16,346	US Ultra Bond March 2015 Futures	2,594,256	2,700,155
Short	431	S&P 500 E-MINI March 2015 Futures	42,736	44,229

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2013
Long	10	Hang Seng IDX January 2014 Futures	$11,635	$11,666
Long	43	S&P 500 March 2014 Futures	18,989	19,791
Short	992	S&P 500 March 2014 Futures	436,027	456,592
Long	66	Euro Stoxx 50 March 2014 Futures	1,903	2,051
Long	5,770	US Ultra Bond March 2014 Futures	802,154	786,162
Short	383	S&P 500 E-MINI March 2014 Futures	34,092	35,257

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2014 and 2013, respectively:

		Gross Restricted Current Year
Restricted Asset Category		Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
b.	Collateral held under security lending agreements	2,857,882	—	—	—	2,857,882
c.	Subject to repurchase agreements	109,826	—	—	—	109,826
d.	Subject to reverse repurchase agreements	—	—	—	—	—
e.	Subject to dollar repurchase agreements	456,341	—	—	—	456,341
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—
g.	Placed under option contracts	—	—	—	—	—
h.	Letter stock or securities restricted as to sale	14,482	—	—	—	14,482
i.	FHLB capital stock	104,000	—	—	—	104,000
j.	On deposit with state(s)	54,654	—	—	—	54,654
k.	On deposit with other regulatory bodies	—	—	—	—	—
l.	Pledged as collateral to FHLB	3,040,674	—	—	—	3,040,674
m.	Pledged as collateral not captured in other categories	299,846	—	—	—	299,846
n.	Other restricted assets - reinsurance	463,231	—	—	—	463,231

o.	Total Restricted Assets	$7,400,936	$—	$—	$—	$7,400,936

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Gross Restricted			Percentage
Restricted Asset Category		Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	0.00%	0.00%
b.	Collateral held under security lending agreements	3,182,026	(324,144)	2,857,882	2.29	2.30
c.	Subject to repurchase agreements	88,847	20,979	109,826	0.09	0.09
d.	Subject to reverse repurchase agreements	—	—	—	0.00	0.00
e.	Subject to dollar repurchase agreements	216,485	239,856	456,341	0.37	0.37
f.	Subject to dollar reverse repurchase agreements	—	—	—	0.00	0.00
g.	Placed under option contracts	—	—	—	0.00	0.00
h.	Letter stock or securities restricted as to sale	45,463	(30,981)	14,482	0.01	0.01
i.	FHLB capital stock	104,000	—	104,000	0.08	0.08
j.	On deposit with state(s)	55,169	(515)	54,654	0.04	0.04
k.	On deposit with other regulatory bodies	—	—	—	0.00	0.00
l.	Pledged as collateral to FHLB	3,189,790	(149,116)	3,040,674	2.43	2.44
m.	Pledged as collateral not captured in other categories	459,674	(159,828)	299,846	0.24	0.24
n.	Other restricted assets - reinsurance	462,872	359	463,231	0.37	0.37

o.	Total Restricted Assets	$7,804,326	$(403,390)	$7,400,936	5.92%	5.94%

Assets pledged as collateral not captured in other categories includes the following:

Invested assets with a carrying value of $267,230 and $405,740 pledged in conjunction with derivative transactions as of December 31, 2014 and 2013, respectively.

Invested assets with a carrying amount of $32,616 and $53,933 pledged in conjunction with funding agreement transactions as of December 31, 2014 and 2013, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2014	2013	2012
Direct premiums	$18,338,148	$16,910,641	$13,426,938
Reinsurance assumed - non affiliates	1,451,742	1,415,095	1,751,054
Reinsurance assumed - affiliates	97,931	115,377	185,147
Reinsurance ceded - non affiliates	(2,023,032)	(2,030,188)	(3,985,049)
Reinsurance ceded - affiliates	(2,037,966)	(875,690)	428,724

Net premiums earned	$15,826,823	$15,535,235	$11,806,814

The Company received reinsurance recoveries in the amount of $2,998,389, $2,927,641 and $3,542,504 during 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $609,595 and $606,295, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2014 and 2013 of $30,933,301 and $34,352,837, respectively.

The net amount of the reduction in surplus at December 31, 2014 and 2013, if all reinsurance agreements were cancelled, is $86,529 and $176,597, respectively.

Effective December 31, 2014, the Company ceded certain stand-alone long-term care policies to Transamerica Premier Life Insurance Company (TPLIC), an affiliate, for which the Company paid an initial ceding commission and premiums of $350,000 and $3,914,521, respectively and ceded modified coinsurance reserves of $3,914,521, resulting in a pre-tax loss of $350,000 which has been included in the statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2014, the Company recaptured fixed annuity contracts previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe) for which the Company received net consideration of $43,360, released a funds withheld liability of $1,975,937, and established benefit reserves and claim reserves $2,004,673 resulting in a pre-tax gain of $14,624 which has been included in the statement of operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $15,795, which included the recapture of IMR gains in the amount of $19,852 on an after-tax basis, with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the variable BOLI/COLI business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which the Company paid net consideration of $17,769, released the funds withheld liability of $1,080,541, and recaptured separate account and general account policy and claims reserves of $1,080,541, resulting in a pre-tax loss of $17,769 which was included in the statement of operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $94,571 ($61,471 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the single premium universal life, credit life and credit disability business previously reinsured to TIRe for which the Company paid net consideration of $50,000, released a funds withheld liability of $516,472, recaptured policy and claims reserves of $560,275 and other liabilities of $13,334, and recaptured policy loans in the amount of $2,048, resulting in a pre-tax loss of $105,091 which has been included in the statement of operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $1,323 ($860 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, effective October 1, 2014, the Company ceded this business to Ironwood Re Corp. (IRC) for which the Company received net consideration of $50,000, established a funds withheld liability of $516,472, released policy and claim reserves of $560,275 and other liabilities of $13,334, resulting in a pre-tax gain of $107,138 ($69,640 after-tax) which has been credited directly to unassigned surplus.

Effective June 30, 2014, the Company ceded level term life and universal life secondary guarantee business to TLIC Oakbrook Reinsurance, Inc., an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $25,667, transferred other net assets of $1,852 and released life and claim reserves of $535,211 and $25,667, respectively, resulting in a pre-tax gain of $533,359 ($346,683 net of tax) which was credited directly to unassigned surplus on a net of tax basis.

Effective June 30, 2014, the Company ceded to Transamerica Premier Life Insurance Company on a YRT basis the net amount paid in excess of $3,000 on covered level term and universal life secondary guarantee policies. The Company paid an initial reinsurance premium of $858 and released reserves of $5,685 resulting in a pre-tax gain of $4,826 which has been included in the Statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2014, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $160,639 ($104,416 after tax).

During 2013, the Company recaptured business previously reinsured to an affiliate. The Company received recapture consideration of $75,113, recaptured life, annuity and claim reserves of $173,957, recaptured other assets of $3,360 and released into income from surplus a previously deferred unamortized gain from the original transaction in the amount of $25,121 ($16,328 net of tax), resulting in a pre-tax loss of $70,363, which has been included in the statement of operations.

During 2013, the Company also recaptured treaties associated with the divestiture of the Transamerica Reinsurance operations previously reinsured to various unaffiliated entities. The Company received recapture consideration of $678, recaptured life, annuity and claim reserves of $840, and recaptured other assets of $556, resulting in a pre-tax gain of $394, which has been included in the statement of operations.

Subsequent to these recaptures, during 2013 the Company novated the treaties that were previously ceded to various affiliated and unaffiliated entities, in which consideration paid was $75,791, life and claim reserves released were $174,797, and other assets transferred were $3,916, resulting in a pre-tax gain of $95,090, which has been included in the statement of operations.

During 2013, the Company novated third party assumed retrocession agreements that were previously retroceded to a non-affiliate in which no net consideration was exchanged, life and claim reserves were exchanged in the amount of $146,003 and other assets were exchanged in the amount of $15,520. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets exchanged were impacted by equivalent amounts. In connection with this transaction, an unamortized gain relating to these blocks of $67,331 ($44,018, net of tax) was released into income, resulting in a pre-tax gain of $67,331, which has been included in the statement of operations.

On November 1, 2013, the company recaptured the business that was previously reinsured to an unaffiliated entity for which net consideration received was $380, invested and other assets received were $26,279, and life and claim reserves recaptured were $26,279, resulting in a pre-tax gain of $380, which was included in the statement of operations.

On July 1, 2013, the Company recaptured certain treaties from an unaffiliated entity, for which net consideration received was $3,837, life and claim reserves recaptured were $19,218, premiums recaptured were $1,813, and claims recaptured were $1,972, resulting in a pre-tax loss of $15,540, which was included in the statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On April 1, 2013, the Company recaptured certain treaties from an unaffiliated entity, for which net consideration received was $106,511, life and claim reserves recaptured were $53,525, premiums recaptured were $11,432, and claims recaptured were $12,394, resulting in a pre-tax gain of $52,024, which was included in the statement of operations.

On March 31, 2013, the Company reinsured all business issued by its branch in Hong Kong to an affiliate, for which consideration paid was $54,610, life and claim reserves transferred were $54,691, and assets of $81 were transferred. As a result, there was no net financial impact from this transaction.

On March 27, 2013, the Company recaptured certain treaties from a non-affiliate effective October 1, 2012, for which net consideration received was $134,000, life and claim reserves recaptured were $116,225, premiums recaptured were $45,543, and claims recaptured were $68,014, resulting in a pre-tax loss of $4,696 which was included in the statement of operations.

During 2013, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $144,509 ($111,768, net of tax).

During 2012, the Company recaptured various blocks of business that were previously reinsured on various bases to two separate affiliates. The Company received recapture consideration of $63,624, released the associated funds withheld liability of $1,516,317, recaptured life, annuity and claim reserves of $1,628,072, recaptured other assets of $5,428 and released into income from surplus a previously deferred unamortized gain from the original transaction in the amount of $24,215, resulting in a pre-tax loss of $18,488, which has been included in the statement of operations.

Subsequently, the Company ceded a portion of this recaptured business to two separate non-affiliated entities. The Company paid a reinsurance premium of $1,508,278 and a ceding commission of $41,149, released life, annuity and claim reserves of $1,510,206 and released an after-tax IMR liability associated with the block of business in the amount of $90,462, resulting in a net of tax gain on the transaction in the amount of $64,969 (IMR after-tax gain of $90,462, less gross loss on reinsurance of $39,221, taxed at 35%), which has been credited directly to unassigned surplus. This gain will be recognized in income as earnings emerge on the reinsured block of business. During 2012, the Company amortized $3,261 of this deferred gain into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to various non-affiliated entities so they could perform the ultimate novation, for which no net consideration was received. Life and claim reserves recaptured were $70,992 and other assets were recaptured of $67,295, resulting in a pre-tax loss of $3,697, which has been included in the statement of operations.

Subsequent to these recaptures, during 2012 the Company novated certain unaffiliated treaties that were previously ceded by the Company to various non-affiliated entities, in which consideration paid was $30,509, life and claim reserves released were $153,224, other assets transferred were $72,723 and a previously deferred unamortized gain resulting from the original cession of this business of $19,068 ($12,394 net of tax) was released in to income, resulting in a pre-tax gain of $69,060, which has been included in the statement of operations.

Also during 2012, the Company novated third party assumed retrocession agreements that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $129,464 and other assets were exchanged in the amount of $10,748. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets exchanged were impacted by equivalent amounts.

During 2012, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $43,889 ($28,528 after tax).

The Company reports a reinsurance deposit receivable of $190,564 and $178,513 as of December 31, 2014 and 2013, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2014, 2013 and 2012, the Company obtained letters of credit of $123,006, $200,872 and $790,269, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2014 and 2013 and the change from the prior year are comprised of the following components:

	December 31, 2014
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,130,060	$283,045	$1,413,105
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,130,060	283,045	1,413,105
Deferred Tax Assets Nonadmitted	274,718	—	274,718

Subtotal (Net Deferred Tax Assets)	855,342	283,045	1,138,387
Deferred Tax Liabilities	354,299	120,467	474,766

Net Admitted Deferred Tax Assets	$501,043	$162,578	$663,621

	December 31, 2013
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,367,104	$306,158	$1,673,262
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	1,367,104	306,158	1,673,262
Deferred Tax Assets Nonadmitted	610,027	—	610,027

Subtotal (Net Deferred Tax Assets)	757,077	306,158	1,063,235
Deferred Tax Liabilities	293,084	148,705	441,789

Net Admitted Deferred Tax Assets	$463,993	$157,453	$621,446

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(237,044)	$(23,113)	$(260,157)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(237,044)	(23,113)	(260,157)
Deferred Tax Assets Nonadmitted	(335,309)	—	(335,309)

Subtotal (Net Deferred Tax Assets)	98,265	(23,113)	75,152
Deferred Tax Liabilities	61,215	(28,238)	32,977

Net Admitted Deferred Tax Assets	$37,050	$5,125	$42,175

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2014	2013	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$1,694	$1,766	$(72)
Policyholder reserves	377,735	353,195	24,540
Investments	32,407	73,609	(41,202)
Deferred acquisition costs	537,202	507,343	29,859
Compensation and benefits accrual	27,292	28,849	(1,557)
Receivables - nonadmitted	30,713	24,486	6,227
Tax credit carry-forward	57,824	308,790	(250,966)
Corporate Provision	264	143	121
Assumption Reinsurance	11,885	16,946	(5,061)
Other (including items <5% of ordinary tax assets)	53,044	51,977	1,067

Subtotal	1,130,060	1,367,104	(237,044)
Nonadmitted	274,718	610,027	(335,309)

Admitted ordinary deferred tax assets	855,342	757,077	98,265
Capital:
Investments	283,045	306,158	(23,113)

Subtotal	283,045	306,158	(23,113)

Admitted deferred tax assets	$1,138,387	$1,063,235	$75,152

	Year Ended December 31
	2014	2013	Change
Deferred Tax Liabilities:
Ordinary
Investments	$162,288	$129,399	$32,889
§807(f) adjustment	42,370	45,099	(2,729)
Excess Capital to offset Ordinary	122,455	98,578	23,877
Separate account adjustments	27,186	18,945	8,241
Other (including items <5% of total ordinary tax liabilities)	—	1,063	(1,063)

Subtotal	354,299	293,084	61,215
Capital
Investments	242,922	247,419	(4,497)
Excess Capital to offset Ordinary	(122,455)	(98,578)	(23,877)
Other (including items <5% of total capital tax liabilities)	—	(136)	136

Subtotal	120,467	148,705	(28,238)

Deferred tax liabilities	474,766	441,789	32,977

Net deferred tax assets/liabilities	$663,621	$621,446	$42,175

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2014 or 2013.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2014 and 2013 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2014
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$191,407	$38,381	$229,788
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		309,636	124,197	433,833
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	309,636	124,197	433,833
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	773,841
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2( a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		354,299	120,467	474,766

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$855,342	$283,045	$1,138,387

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

			December 31, 2013
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$—	$6,963	$6,963
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		463,993	150,490	614,483
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	541,325	175,571	716,896
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	614,483
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a)and 2(b) above) Offset by Gross Deferred Tax Liabilities		293,084	148,705	441,789

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$757,077	$306,158	$1,063,235

				Change
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$191,407	$31,418	$222,825
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		(154,357)	(26,293)	(180,650)
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(231,689)	(51,374)	(283,063)
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	159,358
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a)and 2(b) above) Offset by Gross Deferred Tax Liabilities		61,215	(28,238)	32,977

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$98,265	$(23,113)	$75,152

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2014	2013	Change
Ratio Percentage Used To Determine Recovery
Period and Threshold Limitation Amount	1047%	815%	232%

Amount of Adjusted Capital and Surplus Used To
Determine Recovery Period and Threshold
Limitation in 2(b)2 above	$5,158	$4,076	$1,082

The impact of tax planning strategies at December 31, 2014 and 2013 was as follows:

	December 31, 2014
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$1,130,060	$283,045	$1,413,105
(% of Total Adjusted Gross DTAs)	0%	67%	13%

Net Admitted Adjusted Gross DTAs	$855,342	$283,045	$1,138,387
(% of Total Net Admitted Adjusted Gross DTAs)	6%	39%	14%

	December 31, 2013
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$1,367,104	$306,158	$1,673,262
(% of Total Adjusted Gross DTAs)	0%	62%	11%

Net Admitted Adjusted Gross DTAs	$757,077	$306,158	$1,063,235
(% of Total Net Admitted Adjusted Gross DTAs)	4%	16%	8%

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Ordinary Percent	Change Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$(237,044)	$(23,113)	$(260,157)
(% of Total Adjusted Gross DTAs)	0%	5%	2%

Net Admitted Adjusted Gross DTAs	$98,265	$(23,113)	$75,152
(% of Total Net Admitted Adjusted Gross DTAs)	2%	23%	6%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2014	2013	Change
Current Income Tax
Federal	$236,081	$(288,531)	$524,612
Foreign	—	—	—

Subtotal	236,081	(288,531)	524,612

Federal income tax on net capital gains	118,685	57,648	61,037

Federal and foreign income taxes incurred	$354,766	$(230,883)	$585,649

	Year Ended December 31
	2013	2012	Change
Current Income Tax
Federal	$(288,531)	$(161,806)	$(126,725)
Foreign	—	(698)	698

Subtotal	(288,531)	(162,504)	(126,027)

Federal income tax on net capital gains	57,648	94,705	(37,057)

Federal and foreign income taxes incurred	$(230,883)	$(67,799)	$(163,084)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2014	2013	2012
Current income taxes incurred	$354,766	$(230,883)	$(67,799)
Change in deferred income taxes (without tax on unrealized gains and losses)	296,283	(32,931)	105,935

Total income tax reported	$651,049	$(263,814)	$38,136

Income before taxes	$1,065,152	$(183,865)	$795,047
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$372,803	$(64,353)	$278,266
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(46,817)	(36,984)	(36,188)
Tax credits	(37,727)	(43,788)	(58,619)
Tax-exempt Income	—	(13)	(27)
Tax adjustment for IMR	(14,001)	(16,080)	(34,101)
Surplus adjustment for in-force ceded	80,116	(62,246)	(14,483)
Nondeductible expenses	1,130	2,228	774
Deferred tax benefit on other items in surplus	320,182	(23,120)	(4,103)
Provision to return	8,482	(17,246)	(13,629)
Life-owned life insurance	(3,132)	(3,660)	(4,268)
Dividends from certain foreign corporations	1,066	904	546
Prior period adjustment	—	(109)	(51,467)
Pre-tax income of SMLLC’s	—	—	28,889
Intercompany Dividents	—	—	(55,618)
Partnership Permanent Adjustment	(11,764)	(2,951)	1,014
Other	(19,289)	3,604	1,150

Total income tax reported	$651,049	$(263,814)	$38,136

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2014.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2014 and 2013, respectively, the Company had a $57,824 and $308,791 tax credit carryforward available for tax purposes. As of December 31, 2014 and 2013, the Company had no operating loss or capital loss carryforwards available for tax purposes.

The Company incurred income taxes of $337,948, $0 and $0 during 2014, 2013 and 2012, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2014 and 2013 is $2,350 and $814, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $2,350. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest benefit related to income taxes for the years ending December 31, 2014, 2013 and 2012 is $41, $67 and $1,102, respectively. The total interest payable balance as of December 31, 2014 and 2013 is $69 and $28, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2008 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. An examination is in progress for the years 2009 and 2012. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

The Company has $14,478 general business tax credit carryforwards which expires in 2034.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.06% of ordinary life insurance in force at December 31, 2014 and 2013.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2014, 2013 and 2012, premiums for life participating policies were $14,110, $14,802 and $16,028, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $8,045, $8,579 and $8,651 to policyholders during 2014, 2013 and 2012, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2014
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,615,373	$—	$—	$1,615,373	2%
At book value less surrender charge of 5% or more	315,771	—	—	315,771	0
At fair value	107,875	—	61,936,638	62,044,513	68

Total with adjustment or at fair value	2,039,019	—	61,936,638	63,975,657	70
At book value without adjustment (minimal or no charge or adjustment)	15,845,554	51,655	—	15,897,209	17
Not subject to discretionary withdrawal provision	11,312,804	55,612	42,204	11,410,620	13

Total annuity reserves and deposit liabilities	29,197,377	107,267	61,978,842	91,283,486	100%

Less reinsurance ceded	9,367,185	—	—	9,367,185

Net annuity reserves and deposit liabilities	$19,830,192	$107,267	$61,978,842	$81,916,301

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2013
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$1,654,750	$—	$—	$1,654,750	2%
At book value less surrender charge of 5% or more	782,031	—	—	782,031	1
At fair value	170,373	—	53,387,151	53,557,524	62

Total with adjustment or at fair value	2,607,154	—	53,387,151	55,994,305	65
At book value without adjustment (minimal or no charge or adjustment)	18,217,292	67,856	—	18,285,148	21
Not subject to discretionary withdrawal provision	12,250,823	55,319	42,643	12,348,785	14

Total annuity reserves and deposit liabilities	33,075,269	123,175	53,429,794	86,628,238	100%

Less reinsurance ceded	13,859,632	—	—	13,859,632

Net annuity reserves and deposit liabilities	$19,215,637	$123,175	$53,429,794	$72,768,606

Included in the liability for deposit-type contracts at December 31, 2014 and 2013 are $0 and $261,946, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. The contracts matured during 2014 and therefore, the liability is now $0.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Transamerica Premier Life Insurance Company. The liabilities assumed are $190,520 and $878,808 at December 31, 2014 and 2013, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$—	$53	$11,846	$13,127,469	$13,139,368

Reserves for separate accounts as of December 31, 2014 with assets at:
Fair value	$—	$20,574	$35,038	$65,194,925	$65,250,537
Amortized cost	—	634,931	—	—	634,931

Total as of December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	65,152,722	65,152,722
At book value without fair value adjustment and with current surrender charge of less than 5%	—	634,931	—	—	634,931

Subtotal	—	634,931	—	65,152,722	65,787,653
Not subject to discretionary withdrawal	—	20,574	35,038	42,203	97,815

Total separate account liabilities at December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2013	$—	$538	$10,350	$12,450,327	$12,461,215

Reserves for separate accounts as of December 31, 2013 with assets at:
Fair value	$—	$19,400	$35,919	$56,624,730	$56,680,049
Amortized cost	—	631,636	—	—	631,636

Total as of December 31, 2013	$—	$651,036	$35,919	$56,624,730	$57,311,685

Reserves for separate accounts by withdrawal characteristics as of December 31, 2013:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	56,582,087	56,582,087
At book value without fair value adjustment and with current surrender charge of less than 5%	—	631,636	—	—	631,636

Subtotal	—	631,636	—	56,582,087	57,213,723
Not subject to discretionary withdrawal	—	19,400	35,919	42,643	97,962

Total separate account liabilities at December 31, 2013	$—	$651,036	$35,919	$56,624,730	$57,311,685

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2012	$—	$396	$9,951	$9,341,436	$9,351,783

Reserves for separate accounts as of December 31, 2012 with assets at:
Fair value	$—	$22,152	$43,089	$43,514,998	$43,580,239
Amortized cost	—	632,530	—	—	632,530

Total as of December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

Reserves for separate accounts by withdrawal characteristics as of December 31, 2012:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	43,478,209	43,478,209
At book value without fair value adjustment and with current surrender charge of less than 5%	—	632,530	—	—	632,530

Subtotal	—	632,530	—	43,478,209	44,110,739
Not subject to discretionary withdrawal	—	22,152	43,089	36,789	102,030

Total separate account liabilities at December 31, 2012	$—	$654,682	$43,089	$43,514,998	$44,212,769

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2014	2013	2012
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$13,127,680	$12,451,604	$9,341,436
Transfers from separate accounts	(6,499,970)	(5,908,789)	(7,125,237)

Net transfers to separate accounts	6,627,710	6,542,815	2,216,199
Miscellaneous reconciling adjustments	1,882,846	709,764	817,767

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$8,510,556	$7,252,579	$3,033,966

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2014 and 2013, the Company’s separate account statement included legally insulated assets of $70,571,067 and $61,019,794, respectively. The assets legally insulated from general account claims at December 31, 2014 and 2013 are attributed to the following products:

	2014	2013
Group annuities	$24,759,509	$22,549,971
Variable annuities	40,885,143	34,050,766
Fixed universal life	666,665	627,296
Variable universal life	3,955,724	3,493,942
Variable life	205,675	201,314
Modified separate accounts	88,889	96,505
Registered Market Value
Annuity Product—SPL	9,462	—

Total separate account assets	$70,571,067	$61,019,794

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2014 and 2013, the general account of the Company had a maximum guarantee for separate account liabilities of $1,975,847 and $2,041,654, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $342,823, $242,109, $180,478, $124,016, and $107,662 to the general account in 2014, 2013, 2012, 2011 and 2010, respectively. During the years ended December 31, 2014, 2013, 2012, 2011, and 2010 the general account of the Company had paid $35,985, $30,830, $61,901, $28,556, and $76,405, respectively, toward separate account guarantees.

At December 31, 2014 and 2013, the Company reported guaranteed separate account assets at amortized cost in the amount of $641,602 and $616,160, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $701,918 and $651,390 at December 31, 2014 and 2013, respectively, which would have resulted in an unrealized gain of $60,316 and $35,230, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2014 and 2013, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2014
Minimum guaranteed death benefit	$10,693,732	$241,453	$222,515
Minimum guaranteed income benefit	5,605,109	1,175,994	921,716
Guaranteed premium accumulation fund	237,459	23,120	—
Minimum guaranteed withdrawal benefit	29,995,054	29,274	(72)
December 31, 2013
Minimum guaranteed death benefit	$9,780,645	$248,254	$242,555
Minimum guaranteed income benefit	5,888,991	1,109,426	878,523
Guaranteed premium accumulation fund	233,596	21,398	—
Minimum guaranteed withdrawal benefit	23,695,873	—	—

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2014 and 2013, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2014
Life and annuity:
Ordinary first-year business	$4,687	$413	$4,274
Ordinary renewal business	543,805	10,385	533,420
Group life business	5,371	3,565	1,806
Credit life business	1,467	—	1,467
Reinsurance ceded	(391,899)	—	(391,899)

	163,431	14,363	149,068
Accident and health	27,597	—	27,597

	$191,028	$14,363	$176,665

	Gross	Loading	Net
December 31, 2013
Life and annuity:
Ordinary first-year business	$4,746	$4,398	$348
Ordinary renewal business	531,041	3,993	527,048
Group life business	5,255	3,381	1,874
Credit life business	1,283	—	1,283
Reinsurance ceded	(427,598)	—	(427,598)

	114,727	11,772	102,955
Accident and health	27,876	—	27,876

	$142,603	$11,772	$130,831

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2014 and 2013, the Company had insurance in force aggregating $77,600,302 and $87,374,058, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $651,406 and $641,454 to cover these deficiencies as of December 31, 2014 and 2013, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. The Company has recorded a liability of $36 for the amount it has been assessed to fund the transitional reinsurance program.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2014, without the prior approval of insurance regulatory authorities, is $583,534.

The Company paid common and preferred stock dividends totaling $400,000 and $150,000 on December 23, 2014, and December 23, 2013, respectively, to its parent companies.

The Company paid ordinary common stock dividends of $329,510 and $79,320 to its common stock shareholder, Transamerica International Holdings, Inc. on December 24, 2014 and December 23, 2013, respectively. The Company paid preferred stock dividends of $52,100, and $18,390, to its preferred stock shareholders, Transamerica Corporation and AEGON USA, LLC, respectively, on December 24, 2014. On December 23, 2013, the Company paid preferred stock dividends of $52,240, and $18,440, to Transamerica Corporation and AEGON USA, LLC, respectively.

The Company received common stock dividends of $17,720 and preferred stock dividends of $430 on December 24, 2014 from its subsidiary, Transamerica Financial Life Insurance Company (TFLIC).

The Company received common stock dividends of $150,000 on October 9, 2012 and $5,000 on June 1, 2012, from its subsidiaries, TLB and Garnet Assurance Corporation III, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2014, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA, which merged in to the Company effective October 2, 2008, received $150,000 from AEGON in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2014 and 2013 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2014	$150,000	$9,000	$108,000	$2,250
2013	$150,000	$9,000	$99,000	$2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014 and 2013, respectively, securities in the amount of $2,780,909 and $3,069,772 were on loan under securities lending agreements. At December 31, 2014, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,857,653 and $3,181,767 at December 31, 2014 and 2013, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$2,857,882
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	2,857,882
Securities received	—

Total collateral received	$2,857,882

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$849,443	$849,443
30 days or less	631,203	631,203
31 to 60 days	820,840	820,840
61 to 90 days	336,243	336,243
91 to 120 days	183,489	183,489
121 to 180 days	19,007	19,007
181 to 365 days	7,248	7,248
Greater than 3 years	10,707	10,180

Total	2,858,180	2,857,653
Securities received	—	—

Total collateral reinvested	$2,858,180	$2,857,653

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,858,556 (fair value of $2,857,653) that are currently tradable securities that could be sold and used to pay for the $2,857,882 in collateral calls that could come due under a worst-case scenario.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $27,818, $25,626 and $23,983 for the years ended December 31, 2014, 2013 and 2012, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees participate in a contributory defined contribution plan sponsored by AEGON, which is qualified under Section 401(k) of the Internal Revenue Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense was $13,762, $12,255 and $11,501 for the years ended December 31, 2014, 2013 and 2012 respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible annual compensation. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2014, 2013 and 2012 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $6,198, $6,700 and $7,018 related to these plans for the years ended December 31, 2014, 2013 and 2012, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The net amount received by the Company as a result of being a party to these agreements was $272,739, $229,780 and $209,527 during 2014, 2013 and 2012, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $124,653, $96,209 and $74,457 for these services during 2014, 2013 and 2012, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $143,027, $115,212 and $70,768 for the years ended December 31, 2014, 2013 and 2012, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2014, 2013 and 2012, the Company paid net interest of $49, $34 and $112, respectively, to affiliates. At December 31, 2014 and 2013, respectively, the Company reported a net amount of receivables from affiliates of $145,147 and $10,042. Terms of settlement require that these amounts are settled within 90 days.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014, the Company had short-term intercompany notes receivable of $645,800 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON	$45,700	September 17, 2015	0.12%
AEGON	2,000	September 30, 2015	0.12
AEGON	26,500	September 30, 2015	0.12
AEGON	79,200	October 1, 2015	0.12
AEGON	51,300	October 20, 2015	0.12
AEGON	27,700	October 21, 2015	0.12
AEGON	6,700	December 1, 2015	0.12
AEGON	400,000	December 29, 2015	0.12
AEGON	6,700	December 31, 2015	0.12

At December 31, 2013, the Company had short-term intercompany notes receivable of $788,088 as follows.

Receivable from	Amount	Due By	Interest Rate
AEGON	$1,600	March 13, 2014	0.11%
AEGON	330,000	May 21, 2014	0.10
AEGON	16,700	September 16, 2014	0.11
AEGON	50,400	September 17, 2014	0.11
AEGON	40,500	September 18, 2014	0.11
AEGON	27,200	September 26, 2014	0.11
AEGON	71,588	September 27, 2014	0.11
AEGON	2,000	November 29, 2014	0.11
AEGON	111,400	November 29, 2014	0.11
AEGON	120,500	December 2, 2014	0.12
AEGON	12,800	December 20, 2014	0.12
AEGON	3,400	December 30, 2014	0.12

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $158,942 and $155,614 at December 31, 2014 and 2013, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2014 and 2013, the cash surrender value of these policies was $165,018 and $161,384, respectively.

13. Commitments and Contingencies

At December 31, 2014 and 2013, the Company has mortgage loan commitments of $78,088 and $25,073, respectively. The Company has contingent commitments for $317,745 and $242,171 as of December 31, 2014 and 2013, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $1,771 and $3,621, respectively.

At December 31, 2014 and 2013, the Company has private placement commitments outstanding of $78,000 and $37,669, respectively.

The Company had no securities being acquired (sold) on a “to be announced” (TBA) basis as of December 31, 2014 and 2013.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2014 and 2013, respectively, was $936,974 and $379,202. In addition, securities in the amount of $250,905 and $180,359 were also posted to the Company as of December 31, 2014 and 2013, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. The Company did not recognize a liability for the low income housing tax credit guarantees due to the adoption of SSAP No. 5R at December 31, 2014 or 2013, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $131 and $185 at December 31, 2014 and 2013, respectively. No payments are required as of December 31, 2014. The current assessment of risk of making payments under these guarantees is remote.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continues to meet, pay and settle all present and future obligations of TLB. As of December 31, 2014, there is no payment or performance risk because TLB is able to meet its obligations.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2014, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s (S&P) Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2014, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2014 and 2013, TLB holds related statutory-basis policy and claim reserves of $1,095,894 and $667,196, respectively, which would be the maximum

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2014, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2014, TLB holds related statutory-basis policy and claim reserves of $1,864,241, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2014, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2014 or 2013, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2014 and 2013 for the total payout block is $3,543,319 and $3,610,718, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2014 and 2013:

	December 31
	2014	2013
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$2,960,266	$1,927,818

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	2,960,135	1,927,633
Other	131	185

Total impact if action required	$2,960,266	$1,927,818

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds to improve spread lending liquidity. The company has determined the actual/estimated maximum borrowing capacity as $4,860,234. The company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2014 and 2013, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2014	2013
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	94,000	94,000
Excess Stock	—	—

Total	$104,000	$104,000

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

		6 Months to	1 to Less
	Less Than 6	Less Than 1	Than 3
	Months	Year	Years	3 to 5 Years
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000

Total	$—	$—	$—	$10,000

At December 31, 2014 and 2013, the amount of collateral pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2014
Total Collateral Pledged	$3,280,906	$3,040,674

	Fair Value	Carry Value
December 31, 2013
Total Collateral Pledged	$3,412,345	$3,189,790

At December 31, 2014 and 2013, the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2014
Maximum Collateral Pledged	$3,799,769	$3,522,694

	Fair Value	Carry Value
December 31, 2013
Maximum Collateral Pledged	$5,000,133	$3,960,267

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014 and 2013, the borrowings from the FHLB were as follows:

	General Account	Funding Agreements Reserves Established
December 31, 2014
Debt	$—	$—
Funding agreements	2,350,000	1,450,149
Other	115,559	—

Total	$2,465,559	$1,450,149

	General Account	Funding Agreements Reserves Established
December 31, 2013
Debt	$—	$—
Funding agreements	2,350,000	1,450,482
Other	134,912	—

Total	$2,484,912	$1,450,482

At December 31, 2014, the Maximum amount of borrowings during reporting period was as follows:

General Account
December 31, 2014
Debt	$—
Funding agreements	2,350,000
Other	134,912

Total	$2,484,912

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2014 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	N/A
Funding Agreements	YES
Other	NO

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,006,867 and $1,985,290 as of December 31, 2014 and 2013, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve of $3,000 has been established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2014 and 2013.

As of December 31, 2014 and 2013, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $0 and $470, respectively, for which it was paid a fee. Prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009. The Company does not believe there will be an additional draw under this agreement. However, if there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $5,620 and $8,525 and an offsetting premium tax benefit of $6,323 and $6,220 at December 31, 2014 and 2013, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $(148), $(155) and $(4,325), for the years ended December 31, 2014, 2013 and 2012, respectively.

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $89,271 and $88,979 for municipal repurchase agreements as of December 31, 2014 and 2013, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $109,826 and $88,847, respectively, and fair values of $114,296 and $94,435, respectively, as of December 31, 2014 and 2013. These securities have maturity dates that range from 2015 to 2027.

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2014 and 2013, the Company had dollar repurchase agreements outstanding in the amount of $456,341 and $216,485, respectively. The Company had an outstanding liability for borrowed money in the amount $458,456 and $209,442 at December 31, 2014 and 2013, respectively due to participation in dollar repurchase agreements which includes accrued interest.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$457,071
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	457,071
Securities received	—

Total collateral received	$457,071

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2014 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 4	2	$1,207	$1,145	$(48)
NAIC 5	1	840	817	6
Preferred stocks:
NAIC 3	1	$462	$462	$220

15. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). With the exception of the Affordable Care Act annual fee described below, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2014 through the date the financial statements are issued.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On January 1, 2015, the Company will be subject to an annual fee under section 9010 of the Affordable Care Act (ACA). This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2015. As of December 31, 2014, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2015, and estimates their portion of the annual health insurance industry fee to be payable on September 30, 2015 to be $568. This assessment is not expected to have a material impact on risk based capital in 2014.

	Year Ended December 31,
	2014	2013
ACA fee assessment payable for the upcoming year	$568	$365
ACA fee assessment paid	362	—
Premium written subject to ACA 9010 assessment	27,413	22,803
Total adjusted capital before surplus adjustment	6,626,740	—
Authorized control level before surplus adjustment	569,479	—
Total adjusted capital after surplus adjustment	6,626,172	—
Authorized control level after surplus adjustment	569,479	—

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2014

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$4,968,048	$5,753,486	$4,977,772
States, municipalities and political subdivisions	819,565	863,485	819,505
Foreign governments	459,133	465,875	458,689
Hybrid securities	597,094	562,604	597,094
All other corporate bonds	27,549,762	30,711,569	27,520,190
Preferred stocks	114,045	120,456	114,031

Total fixed maturities	34,507,647	38,477,475	34,487,281

Equity securities
Common stocks:
Industrial, miscellaneous and all other	118,570	134,459	134,459

Total equity securities	118,570	134,459	134,459
Mortgage loans on real estate	5,385,161		5,385,161
Real estate	79,852		79,852
Policy loans	656,132		656,132
Other long-term investments	876,311		876,311
Receivable for Securities	3,126		3,126
Securities Lending	2,858,180		2,858,180
Cash, cash equivalents and short-term investments	2,520,461		2,520,461

Total investments	$47,005,440		$47,000,963

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $85,156 are held at fair value rather than amortized cost due to having an NAIC 6 rating. A preferred stock security is held at its fair value of $1,788 due to having an NAIC 6 rating.

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2014
Individual life	$13,952,651	$—	$231,080	$2,196,344	$773,377	$1,431,185	$2,058,148
Individual health	3,411,356	98,578	154,922	(3,460,464)	226,397	517,146	153,781
Group life and health	1,472,060	12,811	72,708	439,880	112,904	316,743	217,484
Annuity	16,342,623	—	20,739	16,651,063	1,169,813	9,897,891	8,560,251

	$35,178,690	$111,389	$479,449	$15,826,823	$2,282,491	$12,162,965	$10,989,664

Year ended December 31, 2013
Individual life	$14,185,805	$—	$231,700	$1,185,165	$795,744	$1,887,131	$946,491
Individual health	3,281,297	98,172	130,325	456,021	198,062	468,090	154,043
Group life and health	1,465,232	13,467	64,476	400,624	66,995	301,864	180,181
Annuity	15,055,747	—	16,053	13,493,425	1,333,335	6,504,357	8,142,888

	$33,988,081	$111,639	$442,554	$15,535,235	$2,394,136	$9,161,442	$9,423,603

Year ended December 31, 2012
Individual life	$13,805,986	$—	$197,787	$1,058,471	$803,205	$1,731,950	$(1,363,563)
Individual health	3,154,346	95,888	126,252	457,502	218,644	458,994	68,566
Group life and health	1,452,548	13,761	61,621	342,755	117,963	267,986	164,138
Annuity	15,866,274	—	22,285	9,948,086	1,589,715	5,569,306	5,850,131

	$34,279,154	$109,649	$407,945	$11,806,814	$2,729,527	$8,028,236	$4,719,272

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2014
Life insurance in force	$487,412,382	$933,129,143	$576,877,151	$131,160,390	440%

Premiums:
Individual life	2,593,496	1,823,337	1,426,185	2,196,344	65%
Individual health	522,344	3,999,686	16,878	(3,460,464)	0%
Group life and health	524,682	87,744	2,942	439,880	1%
Annuity	14,697,625	(1,859,920)	93,519	16,651,064	1%

	$18,338,147	$4,050,847	$1,539,524	$15,826,824	10%

Year ended December 31, 2013
Life insurance in force	$425,824,013	$900,426,392	$609,160,147	$182,304,432	334%

Premiums:
Individual life	$2,341,520	$2,591,067	$1,434,712	$1,185,165	121%
Individual health	524,580	87,856	19,298	456,021	4%
Group life and health	482,218	84,646	3,052	400,624	1%
Annuity	13,562,324	142,308	73,409	13,493,425	1%

	$16,910,642	$2,905,877	$1,530,471	$15,535,235	10%

Year ended December 31, 2012
Life insurance in force	$455,851,953	$987,454,502	$666,160,317	$134,557,768	495%

Premiums:
Individual life	$2,390,267	$3,106,662	$1,774,866	$1,058,471	168%
Individual health	531,328	153,252	79,426	457,502	17%
Group life and health	452,512	129,841	20,084	342,755	6%
Annuity	10,052,831	166,570	61,825	9,948,086	1%

	$13,426,938	$3,556,325	$1,936,201	$11,806,814	16%

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-2L

Years Ended December 31, 2014 and 2013

Transamerica Life Insurance Company

Separate Account VA-2L

Financial Statements

Years Ended December 31, 2014 and 2013

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Contract Owners of

Separate Account VA-2L of

Transamerica Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-2L (the “Separate Account”) sponsored by Transamerica Life Insurance Company at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for the period then ended and the financial highlights in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2014, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2015

The Board of Directors and Contract Owners

Of Separate Account VA 2L Transamerica Life

Insurance Company

We have audited the accompanying statement of operations and changes in net assets of the subaccounts of Transamerica Life Insurance Company Separate Account VA 2L (the Separate Account), comprised of subaccounts as listed in the accompanying statement of operations and changes in net assets for the period ended December 31, 2013. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations and changes in net assets of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA 2L, for the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 25, 2014

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Dreyfus Core Value Initial Shares	591,020.869	$8,829,722	$12,045,005	$(5)	$12,045,000	585,904	$20.557980	$20.557980
Dreyfus Core Value Service Shares	570,992.862	9,230,405	11,693,934	(1)	11,693,933	1,745,755	1.796466	20.092123
Dreyfus Growth and Income Service Shares	206,831.295	4,459,518	6,765,452	(8)	6,765,444	530,265	1.754923	49.245888
Dreyfus International Value Initial Shares	549,576.627	6,376,177	5,798,033	2	5,798,035	319,379	18.154071	18.154071
Dreyfus International Value Service Shares	248,501.815	2,891,999	2,621,694	4	2,621,698	515,050	1.347612	17.713771
Dreyfus MidCap Stock Initial Shares	633,004.040	8,349,447	14,578,083	1	14,578,084	554,150	26.307092	26.307092
Dreyfus MidCap Stock Service Shares	360,521.141	4,856,029	8,281,171	12	8,281,183	926,841	2.221856	25.695447
Dreyfus Opportunistic Small Cap Service Shares	79,942.530	2,573,030	3,737,313	—	3,737,313	445,106	1.413978	122.012782
Dreyfus Quality Bond Service Shares	949,320.731	10,618,617	11,496,274	(10)	11,496,264	2,584,962	1.196354	26.585748
Dreyfus Socially Responsible Growth Initial Shares	288,025.260	8,737,201	13,240,521	(4)	13,240,517	267,668	49.466219	49.466219
Dreyfus Socially Responsible Growth Service Shares	52,558.917	1,442,894	2,395,635	(1)	2,395,634	212,458	1.741056	47.726820
Dreyfus Stock Index Initial Shares	1,078,533.298	31,026,655	48,523,213	(2)	48,523,211	628,641	77.187522	77.187522
Dreyfus Stock Index Service Shares	257,747.922	7,754,262	11,606,389	(14)	11,606,375	1,145,421	1.920675	74.455425
Dreyfus Technology Growth Initial Shares	755,984.741	7,157,891	14,099,115	16	14,099,131	1,111,867	12.680593	12.680593
Dreyfus Technology Growth Service Shares	119,836.505	1,169,355	2,158,255	3	2,158,258	359,934	1.974901	12.227272
Dreyfus VIF Appreciation Initial Shares	1,045,294.792	35,827,107	51,752,545	1	51,752,546	840,598	61.566358	61.566358
Dreyfus VIF Appreciation Service Shares	286,296.603	10,255,789	14,094,382	(4)	14,094,378	1,522,283	1.776308	59.408323
Dreyfus VIF Growth and Income Initial Shares	1,013,231.710	20,755,509	33,112,412	3	33,112,415	651,823	50.799694	50.799694
Dreyfus VIF International Equity Initial shares	525,596.794	9,392,406	9,644,701	(2)	9,644,699	337,111	28.609865	28.609865
Dreyfus VIF International Equity Service Shares	105,458.117	1,801,596	1,930,938	5	1,930,943	224,967	1.850281	27.590456
Dreyfus VIF Money Market	44,942,427.050	44,942,427	44,942,427	26	44,942,453	34,075,333	0.877134	1.340566
Dreyfus VIF Opportunistic Small Cap Initial Shares	541,646.516	19,088,022	25,879,871	(3)	25,879,868	204,574	126.506365	126.506365
Dreyfus VIF Quality Bond Initial Shares	1,735,480.473	19,431,501	21,103,443	8	21,103,451	766,235	27.541747	27.541747
TA Aegon Tactical Vanguard ETF - Balanced Service Class	111,527.936	1,233,046	1,292,609	(1)	1,292,608	1,131,311	1.110134	1.145573
TA Aegon Tactical Vanguard ETF - Conservative Service Class	26,343.668	282,665	283,985	1	283,986	258,354	1.068011	1.102118
TA Aegon Tactical Vanguard ETF - Growth Service Class	3,795.210	43,272	44,100	—	44,100	36,808	1.164077	1.201242
TA Legg Mason Dynamic Allocation - Balanced Service Class	34,427.342	374,463	412,784	5	412,789	354,204	1.131972	1.168109
TA Legg Mason Dynamic Allocation - Growth Service Class	15,215.760	164,420	191,566	—	191,566	156,773	1.187266	1.225180
TA Market Participation Strategy Service Class	—	—	—	—	—	—	1.160081	1.191751
TA PIMCO Tactical - Balanced Service Class	9,614.417	106,566	114,412	(1)	114,411	98,214	1.136528	1.167565
TA PIMCO Tactical - Conservative Service Class	3,838.366	42,364	44,026	—	44,026	38,650	1.111333	1.141668
TA PIMCO Tactical - Growth Service Class	685.020	7,203	7,912	—	7,912	6,626	1.164992	1.196809
TA Vanguard ETF - Balanced Service Class	94,504.623	1,065,595	1,114,210	2	1,114,212	961,830	1.125544	1.161484
TA Vanguard ETF - Conservative Service Class	48,413.462	590,285	596,454	—	596,454	532,139	1.089027	1.123795
TA Vanguard ETF - Growth Service Class	41,670.499	453,783	446,291	(1)	446,290	361,971	1.197976	1.236216
TA WMC US Growth Initial Class	334,932.227	7,762,015	11,327,408	(1)	11,327,407	622,089	2.065341	21.359665

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014

	Dreyfus Core Value Initial Shares	Dreyfus Core Value Service Shares	Dreyfus Growth and Income Service Shares	Dreyfus International Value Initial Shares	Dreyfus International Value Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$9,812,201	$11,388,828	$7,079,813	$6,429,888	$3,737,711

Investment Income:
Reinvested Dividends	139,761	130,228	49,108	138,909	70,493
Investment Expense:
Mortality and Expense Risk and Administrative Charges	152,682	178,400	104,950	93,132	48,658

Net Investment Income (Loss)	(12,921)	(48,172)	(55,842)	45,777	21,835

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	(197,738)	(230,091)	170,487	(581,612)	(659,601)

Net Realized Capital Gains (Losses) on Investments	(197,738)	(230,091)	170,487	(581,612)	(659,601)
Net Change in Unrealized Appreciation (Depreciation)	3,549,617	4,140,824	2,111,793	1,832,742	1,316,316

Net Gain (Loss) on Investment	3,351,879	3,910,733	2,282,280	1,251,130	656,715

Net Increase (Decrease) in Net Assets Resulting from Operations	3,338,958	3,862,561	2,226,438	1,296,907	678,550

Increase (Decrease) in Net Assets from Contract Transactions	(1,226,433)	(1,377,016)	(1,631,152)	(740,630)	(899,403)

Total Increase (Decrease) in Net Assets	2,112,525	2,485,545	595,286	556,277	(220,853)

Net Assets as of December 31, 2013:	$11,924,726	$13,874,373	$7,675,099	$6,986,165	$3,516,858

Investment Income:
Reinvested Dividends	108,423	80,382	36,213	108,052	42,216
Investment Expense:
Mortality and Expense Risk and Administrative Charges	164,372	169,526	96,668	91,615	42,620

Net Investment Income (Loss)	(55,949)	(89,144)	(60,455)	16,437	(404)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	483,611	500,172	—	—	—
Realized Gain (Loss) on Investments	313,162	691,741	677,392	(4,952)	(976)

Net Realized Capital Gains (Losses) on Investments	796,773	1,191,913	677,392	(4,952)	(976)
Net Change in Unrealized Appreciation (Depreciation)	255,802	(135,943)	(72,065)	(700,780)	(323,926)

Net Gain (Loss) on Investment	1,052,575	1,055,970	605,327	(705,732)	(324,902)

Net Increase (Decrease) in Net Assets Resulting from Operations	996,626	966,826	544,872	(689,295)	(325,306)

Increase (Decrease) in Net Assets from Contract Transactions	(876,352)	(3,147,266)	(1,454,527)	(498,835)	(569,854)

Total Increase (Decrease) in Net Assets	120,274	(2,180,440)	(909,655)	(1,188,130)	(895,160)

Net Assets as of December 31, 2014:	$12,045,000	$11,693,933	$6,765,444	$5,798,035	$2,621,698

See Accompanying Notes.

(1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014

	Dreyfus MidCap Stock Initial Shares	Dreyfus MidCap Stock Service Shares	Dreyfus Opportunistic Small Cap Service Shares	Dreyfus Quality Bond Service Shares	Dreyfus Socially Responsible Growth Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$11,929,159	$8,088,810	$3,656,127	$16,887,051	$11,151,011

Investment Income:
Reinvested Dividends	186,486	105,078	—	383,928	155,557
Investment Expense:
Mortality and Expense Risk and Administrative Charges	187,220	123,939	61,800	205,449	171,953

Net Investment Income (Loss)	(734)	(18,861)	(61,800)	178,479	(16,396)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	276,977	175,297	(62,154)	250,651	201,879

Net Realized Capital Gains (Losses) on Investments	276,977	175,297	(62,154)	250,651	201,879
Net Change in Unrealized Appreciation (Depreciation)	3,534,611	2,359,504	1,803,781	(908,714)	3,258,893

Net Gain (Loss) on Investment	3,811,588	2,534,801	1,741,627	(658,063)	3,460,772

Net Increase (Decrease) in Net Assets Resulting from Operations	3,810,854	2,515,940	1,679,827	(479,584)	3,444,376

Increase (Decrease) in Net Assets from Contract Transactions	(1,197,291)	(1,015,134)	(194,202)	(2,914,356)	(1,306,977)

Total Increase (Decrease) in Net Assets	2,613,563	1,500,806	1,485,625	(3,393,940)	2,137,399

Net Assets as of December 31, 2013:	$14,542,722	$9,589,616	$5,141,752	$13,493,111	$13,288,410

Investment Income:
Reinvested Dividends	146,601	68,067	—	234,310	140,067
Investment Expense:
Mortality and Expense Risk and Administrative Charges	202,056	119,299	55,679	171,848	182,574

Net Investment Income (Loss)	(55,455)	(51,232)	(55,679)	62,462	(42,507)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	79,566	47,676	—	—	916,071
Realized Gain (Loss) on Investments	804,814	924,267	469,066	244,126	610,246

Net Realized Capital Gains (Losses) on Investments	884,380	971,943	469,066	244,126	1,526,317
Net Change in Unrealized Appreciation (Depreciation)	629,722	(104,556)	(417,385)	82,759	(11,835)

Net Gain (Loss) on Investment	1,514,102	867,387	51,681	326,885	1,514,482

Net Increase (Decrease) in Net Assets Resulting from Operations	1,458,647	816,155	(3,998)	389,347	1,471,975

Increase (Decrease) in Net Assets from Contract Transactions	(1,423,285)	(2,124,588)	(1,400,441)	(2,386,194)	(1,519,868)

Total Increase (Decrease) in Net Assets	35,362	(1,308,433)	(1,404,439)	(1,996,847)	(47,893)

Net Assets as of December 31, 2014:	$14,578,084	$8,281,183	$3,737,313	$11,496,264	$13,240,517

See Accompanying Notes.

(1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014

	Dreyfus Socially Responsible Growth Service Shares Subaccount	Dreyfus Stock Index Initial Shares Subaccount	Dreyfus Stock Index Service Shares Subaccount	Dreyfus Technology Growth Initial Shares Subaccount	Dreyfus Technology Growth Service Shares Subaccount
Net Assets as of January 1, 2013:	$2,011,358	$42,707,823	$11,621,730	$12,585,921	$2,343,511

Investment Income:
Reinvested Dividends	22,940	842,099	187,632	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,577	642,334	166,145	184,202	33,592

Net Investment Income (Loss)	(7,637)	199,765	21,487	(184,202)	(33,592)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	513,132	134,815	—	—
Realized Gain (Loss) on Investments	159,314	1,511,663	370,481	912,988	184,148

Net Realized Capital Gains (Losses) on Investments	159,314	2,024,795	505,296	912,988	184,148
Net Change in Unrealized Appreciation (Depreciation)	458,553	9,912,153	2,614,715	2,920,633	509,213

Net Gain (Loss) on Investment	617,867	11,936,948	3,120,011	3,833,621	693,361

Net Increase (Decrease) in Net Assets Resulting from Operations	610,230	12,136,713	3,141,498	3,649,419	659,769

Increase (Decrease) in Net Assets from Contract Transactions	(292,306)	(6,188,302)	(2,422,228)	(1,270,269)	(343,853)

Total Increase (Decrease) in Net Assets	317,924	5,948,411	719,270	2,379,150	315,916

Net Assets as of December 31, 2013:	$2,329,282	$48,656,234	$12,341,000	$14,965,071	$2,659,427

Investment Income:
Reinvested Dividends	20,417	831,257	174,562	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,767	664,206	163,711	198,824	32,931

Net Investment Income (Loss)	(12,350)	167,051	10,851	(198,824)	(32,931)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	165,975	561,009	139,021	772,153	134,559
Realized Gain (Loss) on Investments	89,224	2,341,371	741,264	1,000,328	323,393

Net Realized Capital Gains (Losses) on Investments	255,199	2,902,380	880,285	1,772,481	457,952
Net Change in Unrealized Appreciation (Depreciation)	14,759	2,269,523	385,639	(844,235)	(306,139)

Net Gain (Loss) on Investment	269,958	5,171,903	1,265,924	928,246	151,813

Net Increase (Decrease) in Net Assets Resulting from Operations	257,608	5,338,954	1,276,775	729,422	118,882

Increase (Decrease) in Net Assets from Contract Transactions	(191,256)	(5,471,977)	(2,011,400)	(1,595,362)	(620,051)

Total Increase (Decrease) in Net Assets	66,352	(133,023)	(734,625)	(865,940)	(501,169)

Net Assets as of December 31, 2014:	$2,395,634	$48,523,211	$11,606,375	$14,099,131	$2,158,258

See Accompanying Notes.

(1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014

	Dreyfus VIF Appreciation Initial Shares Subaccount	Dreyfus VIF Appreciation Service Shares Subaccount	Dreyfus VIF Growth and Income Initial Shares Subaccount	Dreyfus VIF International Equity Initial shares Subaccount	Dreyfus VIF International Equity Service Shares Subaccount
Net Assets as of January 1, 2013:	$51,605,631	$14,837,788	$28,972,436	$11,119,394	$2,515,857

Investment Income:
Reinvested Dividends	1,032,961	255,706	284,101	326,709	66,921
Investment Expense:
Mortality and Expense Risk and Administrative Charges	743,413	208,497	439,344	157,856	34,800

Net Investment Income (Loss)	289,548	47,209	(155,243)	168,853	32,121

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	126,353	36,053	—	—	—
Realized Gain (Loss) on Investments	1,235,462	471,881	947,460	(134,551)	(105,673)

Net Realized Capital Gains (Losses) on Investments	1,361,815	507,934	947,460	(134,551)	(105,673)
Net Change in Unrealized Appreciation (Depreciation)	7,835,508	2,097,938	8,678,033	1,658,208	443,190

Net Gain (Loss) on Investment	9,197,323	2,605,872	9,625,493	1,523,657	337,517

Net Increase (Decrease) in Net Assets Resulting from Operations	9,486,871	2,653,081	9,470,250	1,692,510	369,638

Increase (Decrease) in Net Assets from Contract Transactions	(6,341,396)	(2,001,973)	(3,969,140)	(1,458,629)	(390,653)

Total Increase (Decrease) in Net Assets	3,145,475	651,108	5,501,110	233,881	(21,015)

Net Assets as of December 31, 2013:	$54,751,106	$15,488,896	$34,473,546	$11,353,275	$2,494,842

Investment Income:
Reinvested Dividends	963,518	229,718	256,801	245,238	46,142
Investment Expense:
Mortality and Expense Risk and Administrative Charges	729,408	199,977	459,647	148,237	30,457

Net Investment Income (Loss)	234,110	29,741	(202,846)	97,001	15,685

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,419,179	391,339	—	—	—
Realized Gain (Loss) on Investments	2,275,292	699,774	1,647,744	94,671	53,861

Net Realized Capital Gains (Losses) on Investments	3,694,471	1,091,113	1,647,744	94,671	53,861
Net Change in Unrealized Appreciation (Depreciation)	(629,321)	(277,552)	1,227,331	(600,689)	(161,062)

Net Gain (Loss) on Investment	3,065,150	813,561	2,875,075	(506,018)	(107,201)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,299,260	843,302	2,672,229	(409,017)	(91,516)

Increase (Decrease) in Net Assets from Contract Transactions	(6,297,820)	(2,237,820)	(4,033,360)	(1,299,559)	(472,383)

Total Increase (Decrease) in Net Assets	(2,998,560)	(1,394,518)	(1,361,131)	(1,708,576)	(563,899)

Net Assets as of December 31, 2014:	$51,752,546	$14,094,378	$33,112,415	$9,644,699	$1,930,943

See Accompanying Notes.

(1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014

	Dreyfus VIF Money Market Subaccount	Dreyfus VIF Opportunistic Small Cap Initial Shares Subaccount	Dreyfus VIF Quality Bond Initial Shares Subaccount	TA Aegon Tactical Vanguard ETF - Balanced Service Class Subaccount	TA Aegon Tactical Vanguard ETF - Conservative Service Class Subaccount
Net Assets as of January 1, 2013:	$62,429,625	$22,388,063	$30,549,991	$281,214	$111,370

Investment Income:
Reinvested Dividends	21	—	760,672	4,691	1,767
Investment Expense:
Mortality and Expense Risk and Administrative Charges	801,100	357,197	373,088	10,994	1,949

Net Investment Income (Loss)	(801,079)	(357,197)	387,584	(6,303)	(182)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	4,924	1,997
Realized Gain (Loss) on Investments	—	409,144	540,906	6,906	1,071

Net Realized Capital Gains (Losses) on Investments	—	409,144	540,906	11,830	3,068
Net Change in Unrealized Appreciation (Depreciation)	—	9,708,190	(1,737,824)	61,043	5,276

Net Gain (Loss) on Investment	—	10,117,334	(1,196,918)	72,873	8,344

Net Increase (Decrease) in Net Assets Resulting from Operations	(801,079)	9,760,137	(809,334)	66,570	8,162

Increase (Decrease) in Net Assets from Contract Transactions	(8,784,873)	(3,062,898)	(5,469,091)	650,896	102,166

Total Increase (Decrease) in Net Assets	(9,585,952)	6,697,239	(6,278,425)	717,466	110,328

Net Assets as of December 31, 2013:	$52,843,673	$29,085,302	$24,271,566	$998,680	$221,698

Investment Income:
Reinvested Dividends	85	—	493,502	6,041	2,625
Investment Expense:
Mortality and Expense Risk and Administrative Charges	679,664	371,760	322,934	13,852	3,447

Net Investment Income (Loss)	(679,579)	(371,760)	170,568	(7,811)	(822)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	22,390	10,359
Realized Gain (Loss) on Investments	—	860,395	375,495	13,857	198

Net Realized Capital Gains (Losses) on Investments	—	860,395	375,495	36,247	10,557
Net Change in Unrealized Appreciation (Depreciation)	—	(541,415)	231,717	(7,384)	(4,415)

Net Gain (Loss) on Investment	—	318,980	607,212	28,863	6,142

Net Increase (Decrease) in Net Assets Resulting from Operations	(679,579)	(52,780)	777,780	21,052	5,320

Increase (Decrease) in Net Assets from Contract Transactions	(7,221,641)	(3,152,654)	(3,945,895)	272,876	56,968

Total Increase (Decrease) in Net Assets	(7,901,220)	(3,205,434)	(3,168,115)	293,928	62,288

Net Assets as of December 31, 2014:	$44,942,453	$25,879,868	$21,103,451	$1,292,608	$283,986

See Accompanying Notes.

(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014

	TA Aegon Tactical Vanguard ETF - Growth Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount
Net Assets as of January 1, 2013:	$3,191	$19,338	$3,166	$—	$37,785

Investment Income:
Reinvested Dividends	250	659	338	—	966
Investment Expense:
Mortality and Expense Risk and Administrative Charges	280	2,843	2,279	—	1,973

Net Investment Income (Loss)	(30)	(2,184)	(1,941)	—	(1,007)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	119	34	—	—
Realized Gain (Loss) on Investments	27	287	705	—	1,739

Net Realized Capital Gains (Losses) on Investments	27	406	739	—	1,739
Net Change in Unrealized Appreciation (Depreciation)	2,534	16,596	19,685	—	11,291

Net Gain (Loss) on Investment	2,561	17,002	20,424	—	13,030

Net Increase (Decrease) in Net Assets Resulting from Operations	2,531	14,818	18,483	—	12,023

Increase (Decrease) in Net Assets from Contract Transactions	30,128	357,990	215,846	—	188,162

Total Increase (Decrease) in Net Assets	32,659	372,808	234,329	—	200,185

Net Assets as of December 31, 2013:	$35,850	$392,146	$237,495	$—	$237,970

Investment Income:
Reinvested Dividends	301	2,314	1,338	—	1,108

Investment Expense:
Mortality and Expense Risk and Administrative Charges	547	5,301	3,320	—	1,933

Net Investment Income (Loss)	(246)	(2,987)	(1,982)	—	(825)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,713	—	—	—	3,580
Realized Gain (Loss) on Investments	929	7,819	10,376	—	8,258

Net Realized Capital Gains (Losses) on Investments	2,642	7,819	10,376	—	11,838
Net Change in Unrealized Appreciation (Depreciation)	(1,742)	21,738	7,449	—	(3,454)

Net Gain (Loss) on Investment	900	29,557	17,825	—	8,384

Net Increase (Decrease) in Net Assets Resulting from Operations	654	26,570	15,843	—	7,559

Increase (Decrease) in Net Assets from Contract Transactions	7,596	(5,927)	(61,772)	—	(131,118)

Total Increase (Decrease) in Net Assets	8,250	20,643	(45,929)	—	(123,559)

Net Assets as of December 31, 2014:	$44,100	$412,789	$191,566	$—	$114,411

See Accompanying Notes.

(1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014

	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class	TA Vanguard ETF - Balanced Service Class	TA Vanguard ETF - Conservative Service Class	TA Vanguard ETF - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$3,157	$3,173	$571,606	$85,945	$—

Investment Income:
Reinvested Dividends	90	54	8,812	1,048	590
Investment Expense:
Mortality and Expense Risk and Administrative Charges	430	111	10,395	1,559	499

Net Investment Income (Loss)	(340)	(57)	(1,583)	(511)	91

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	10,919	1,180	953
Realized Gain (Loss) on Investments	(633)	520	10,031	2,901	149

Net Realized Capital Gains (Losses) on Investments	(633)	520	20,950	4,081	1,102
Net Change in Unrealized Appreciation (Depreciation)	2,689	578	52,373	3,820	3,851

Net Gain (Loss) on Investment	2,056	1,098	73,323	7,901	4,953

Net Increase (Decrease) in Net Assets Resulting from Operations	1,716	1,041	71,740	7,390	5,044

Increase (Decrease) in Net Assets from Contract Transactions	49,139	3,337	318,287	73,219	180,021

Total Increase (Decrease) in Net Assets	50,855	4,378	390,027	80,609	185,065

Net Assets as of December 31, 2013:	$54,012	$7,551	$961,633	$166,554	$185,065

Investment Income:
Reinvested Dividends	518	130	9,605	6,264	2,902
Investment Expense:
Mortality and Expense Risk and Administrative Charges	482	107	14,638	6,426	3,741

Net Investment Income (Loss)	36	23	(5,033)	(162)	(839)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	887	226	30,251	15,174	16,215
Realized Gain (Loss) on Investments	1,709	11	16,249	2,475	848

Net Realized Capital Gains (Losses) on Investments	2,596	237	46,500	17,649	17,063
Net Change in Unrealized Appreciation (Depreciation)	(1,031)	112	(10,738)	891	(11,343)

Net Gain (Loss) on Investment	1,565	349	35,762	18,540	5,720

Net Increase (Decrease) in Net Assets Resulting from Operations	1,601	372	30,729	18,378	4,881

Increase (Decrease) in Net Assets from Contract Transactions	(11,587)	(11)	121,850	411,522	256,344

Total Increase (Decrease) in Net Assets	(9,986)	361	152,579	429,900	261,225

Net Assets as of December 31, 2014:	$44,026	$7,912	$1,114,212	$596,454	$446,290

See Accompanying Notes.

(1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA-2L

Statement of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014

TA WMC US Growth Initial Class Subaccount
Net Assets as of January 1, 2013:	$9,969,887

Investment Income:
Reinvested Dividends	112,147
Investment Expense:
Mortality and Expense Risk and Administrative Charges	149,487

Net Investment Income (Loss)	(37,340)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—
Realized Gain (Loss) on Investments	172,344

Net Realized Capital Gains (Losses) on Investments	172,344
Net Change in Unrealized Appreciation (Depreciation)	2,742,110

Net Gain (Loss) on Investment	2,914,454

Net Increase (Decrease) in Net Assets Resulting from Operations	2,877,114

Increase (Decrease) in Net Assets from Contract Transactions	(1,196,457)

Total Increase (Decrease) in Net Assets	1,680,657

Net Assets as of December 31, 2013:	$11,650,544

Investment Income:
Reinvested Dividends	96,800
Investment Expense:
Mortality and Expense Risk and Administrative Charges	155,543

Net Investment Income (Loss)	(58,743)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	391,037
Realized Gain (Loss) on Investments	525,612

Net Realized Capital Gains (Losses) on Investments	916,649
Net Change in Unrealized Appreciation (Depreciation)	147,658

Net Gain (Loss) on Investment	1,064,307

Net Increase (Decrease) in Net Assets Resulting from Operations	1,005,564

Increase (Decrease) in Net Assets from Contract Transactions	(1,328,701)

Total Increase (Decrease) in Net Assets	(323,137)

Net Assets as of December 31, 2014:	$11,327,407

See Accompanying Notes.

(1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2014

1.	Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA-2L (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Dreyfus Variable Investments Fund:	Dreyfus Variable Investments Fund:
Dreyfus Core Value Initial Shares	Dreyfus Core Value Portfolio Initial Shares
Dreyfus Core Value Service Shares	Dreyfus Core Value Portfolio Service Shares
Dreyfus Growth and Income Service Shares	Dreyfus Growth and Income Portfolio Service Shares
Dreyfus International Value Initial Shares	Dreyfus International Value Portfolio Initial Shares
Dreyfus International Value Service Shares	Dreyfus International Value Portfolio Service Shares
Dreyfus MidCap Stock Initial Shares	Dreyfus MidCap Stock Portfolio Initial Shares
Dreyfus MidCap Stock Service Shares	Dreyfus MidCap Stock Portfolio Service Shares
Dreyfus Opportunistic Small Cap Service Shares	Dreyfus Opportunistic Small Cap Portfolio Service Shares
Dreyfus Quality Bond Service Shares	Dreyfus Quality Bond Portfolio Service Shares
Dreyfus Socially Responsible Growth Initial Shares	Dreyfus Socially Responsible Growth Portfolio Initial Shares
Dreyfus Socially Responsible Growth Service Shares	Dreyfus Socially Responsible Growth Portfolio Service Shares
Dreyfus Stock Index Initial Shares	Dreyfus Stock Index Portfolio Initial Shares
Dreyfus Stock Index Service Shares	Dreyfus Stock Index Portfolio Service Shares
Dreyfus Technology Growth Initial Shares	Dreyfus Technology Growth Portfolio Initial Shares
Dreyfus Technology Growth Service Shares	Dreyfus Technology Growth Portfolio Service Shares
Dreyfus VIF Appreciation Initial Shares	Dreyfus VIF Appreciation Portfolio Initial Shares
Dreyfus VIF Appreciation Service Shares	Dreyfus VIF Appreciation Portfolio Service Shares
Dreyfus VIF Growth and Income Initial Shares	Dreyfus VIF Growth and Income Portfolio Initial Shares
Dreyfus VIF International Equity Initial shares	Dreyfus VIF International Equity Portfolio Initial shares
Dreyfus VIF International Equity Service Shares	Dreyfus VIF International Equity Portfolio Service Shares
Dreyfus VIF Money Market	Dreyfus VIF Money Market Portfolio
Dreyfus VIF Opportunistic Small Cap Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio Initial Shares
Dreyfus VIF Quality Bond Initial Shares	Dreyfus VIF Quality Bond Portfolio Initial Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Tactical Vanguard ETF - Balanced Service Class	Transamerica Aegon Tactical Vanguard ETF - Balanced VP Service Class
TA Aegon Tactical Vanguard ETF - Conservative Service Class	Transamerica Aegon Tactical Vanguard ETF - Conservative VP Service Class
TA Aegon Tactical Vanguard ETF - Growth Service Class	Transamerica Aegon Tactical Vanguard ETF - Growth VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

12

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2014

1.	Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
Transamerica Series Trust:	Transamerica Series Trust:
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA Vanguard ETF - Balanced Service Class	Transamerica Vanguard ETF - Balanced VP Service Class
TA Vanguard ETF - Conservative Service Class	Transamerica Vanguard ETF - Conservative VP Service Class
TA Vanguard ETF - Growth Service Class	Transamerica Vanguard ETF - Growth VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Market Participation Strategy Service Class	September 17, 2012
TA PIMCO Tactical - Balanced Service Class	September 17, 2012
TA PIMCO Tactical - Conservative Service Class	September 17, 2012
TA PIMCO Tactical - Growth Service Class	September 17, 2012
TA Aegon Tactical Vanguard ETF - Balanced Service Class	May 1, 2012
TA Aegon Tactical Vanguard ETF - Conservative Service Class	May 1, 2012
TA Aegon Tactical Vanguard ETF - Growth Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
TA Vanguard ETF - Balanced Service Class	May 1, 2012
TA Vanguard ETF - Conservative Service Class	May 1, 2012
TA Vanguard ETF - Growth Service Class	May 1, 2012

The following subaccount name changes were made effective during the fiscal year ended December 31, 2014:

Subaccount	Formerly
TA WMC US Growth Initial Class	TA WMC Diversified Growth Initial Class

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2014.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

13

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2014

1.	Organization and Summary of Significant Accounting Policies (continued)

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

14

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2014

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:

Subaccount	Purchases	Sales
Dreyfus Core Value Initial Shares	$826,953	$1,275,643
Dreyfus Core Value Service Shares	1,032,312	3,768,552
Dreyfus Growth and Income Service Shares	550,616	2,065,596
Dreyfus International Value Initial Shares	295,160	777,556
Dreyfus International Value Service Shares	121,628	691,884
Dreyfus MidCap Stock Initial Shares	570,121	1,969,294
Dreyfus MidCap Stock Service Shares	293,452	2,421,598
Dreyfus Opportunistic Small Cap Service Shares	66,918	1,523,037
Dreyfus Quality Bond Service Shares	1,010,105	3,333,820
Dreyfus Socially Responsible Growth Initial Shares	1,184,604	1,830,907
Dreyfus Socially Responsible Growth Service Shares	186,392	224,023
Dreyfus Stock Index Initial Shares	2,203,754	6,947,668
Dreyfus Stock Index Service Shares	586,166	2,447,683
Dreyfus Technology Growth Initial Shares	949,732	1,971,768
Dreyfus Technology Growth Service Shares	150,524	668,947
Dreyfus VIF Appreciation Initial Shares	2,882,102	7,526,633
Dreyfus VIF Appreciation Service Shares	891,178	2,707,916
Dreyfus VIF Growth and Income Initial Shares	636,915	4,873,124
Dreyfus VIF International Equity Initial shares	432,029	1,634,584
Dreyfus VIF International Equity Service Shares	95,957	552,655
Dreyfus VIF Money Market	3,076,161	10,977,640
Dreyfus VIF Opportunistic Small Cap Initial Shares	147,721	3,672,136
Dreyfus VIF Quality Bond Initial Shares	1,186,627	4,961,957
TA Aegon Tactical Vanguard ETF - Balanced Service Class	461,780	174,321
TA Aegon Tactical Vanguard ETF - Conservative Service Class	74,715	8,209
TA Aegon Tactical Vanguard ETF - Growth Service Class	26,012	16,948
TA Legg Mason Dynamic Allocation - Balanced Service Class	102,548	111,465
TA Legg Mason Dynamic Allocation - Growth Service Class	8,199	71,953
TA Market Participation Strategy Service Class	—	—
TA PIMCO Tactical - Balanced Service Class	13,289	141,652
TA PIMCO Tactical - Conservative Service Class	28,506	39,170
TA PIMCO Tactical - Growth Service Class	357	118
TA Vanguard ETF - Balanced Service Class	366,625	219,554
TA Vanguard ETF - Conservative Service Class	496,790	70,255
TA Vanguard ETF - Growth Service Class	292,255	20,535
TA WMC US Growth Initial Class	739,868	1,736,275

15

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

3.	Change in Units

The change in units outstanding were as follows;

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Dreyfus Core Value Initial Shares	12,425	(57,552)	(45,127)	5,027	(80,004)	(74,977)
Dreyfus Core Value Service Shares	102,983	(603,609)	(500,626)	5,236	(261,825)	(256,589)
Dreyfus Growth and Income Service Shares	39,457	(235,682)	(196,225)	2,000	(151,524)	(149,524)
Dreyfus International Value Initial Shares	10,417	(35,180)	(24,763)	2,316	(42,367)	(40,051)
Dreyfus International Value Service Shares	17,140	(177,930)	(160,790)	1,602	(107,358)	(105,756)
Dreyfus MidCap Stock Initial Shares	14,749	(71,687)	(56,938)	3,899	(60,146)	(56,247)
Dreyfus MidCap Stock Service Shares	9,373	(273,200)	(263,827)	2,770	(177,411)	(174,641)
Dreyfus Opportunistic Small Cap Service Shares	8,801	(135,976)	(127,175)	433	(43,441)	(43,008)
Dreyfus Quality Bond Service Shares	50,534	(559,623)	(509,089)	4,276	(465,271)	(460,995)
Dreyfus Socially Responsible Growth Initial Shares	3,037	(35,936)	(32,899)	2,054	(35,655)	(33,601)
Dreyfus Socially Responsible Growth Service Shares	12	(10,017)	(10,005)	1,726	(16,366)	(14,640)
Dreyfus Stock Index Initial Shares	11,988	(88,462)	(76,474)	7,955	(108,697)	(100,742)
Dreyfus Stock Index Service Shares	11,434	(226,335)	(214,901)	1,479	(186,181)	(184,702)
Dreyfus Technology Growth Initial Shares	15,943	(147,354)	(131,411)	27,515	(153,695)	(126,180)
Dreyfus Technology Growth Service Shares	3,327	(68,592)	(65,265)	1,048	(53,517)	(52,469)
Dreyfus VIF Appreciation Initial Shares	8,802	(116,193)	(107,391)	6,513	(125,680)	(119,167)
Dreyfus VIF Appreciation Service Shares	10,396	(409,368)	(398,972)	4,699	(349,222)	(344,523)
Dreyfus VIF Growth and Income Initial Shares	8,836	(93,686)	(84,850)	6,503	(104,993)	(98,490)
Dreyfus VIF International Equity Initial shares	7,065	(50,929)	(43,864)	2,774	(55,038)	(52,264)
Dreyfus VIF International Equity Service Shares	4,649	(90,425)	(85,776)	968	(57,347)	(56,379)
Dreyfus VIF Money Market	2,405,694	(7,893,667)	(5,487,973)	633,966	(7,103,612)	(6,469,646)
Dreyfus VIF Opportunistic Small Cap Initial Shares	1,392	(27,170)	(25,778)	1,620	(31,026)	(29,406)
Dreyfus VIF Quality Bond Initial Shares	27,127	(171,657)	(144,530)	8,466	(210,779)	(202,313)
TA Aegon Tactical Vanguard ETF - Balanced Service Class	381,312	(143,177)	238,135	39,654	577,917	617,571
TA Aegon Tactical Vanguard ETF - Conservative Service Class	56,938	(4,659)	52,279	40,942	55,821	96,763
TA Aegon Tactical Vanguard ETF - Growth Service Class	20,039	(13,692)	6,347	1,064	26,281	27,345

16

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

3.	Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Legg Mason Dynamic Allocation - Balanced Service Class	89,617	(95,516)	(5,899)	33,602	307,346	340,948
TA Legg Mason Dynamic Allocation - Growth Service Class	5,699	(56,276)	(50,577)	1,464	202,734	204,198
TA Market Participation Strategy Service Class	—	—	—	—	—	—
TA PIMCO Tactical - Balanced Service Class	7,794	(126,816)	(119,022)	13,238	165,951	179,189
TA PIMCO Tactical - Conservative Service Class	24,519	(36,710)	(12,191)	—	47,671	47,671
TA PIMCO Tactical - Growth Service Class	—	(9)	(9)	—	3,423	3,423
TA Vanguard ETF - Balanced Service Class	287,373	(181,440)	105,933	1,927	294,877	296,804
TA Vanguard ETF - Conservative Service Class	437,024	(59,109)	377,915	2,073	67,804	69,877
TA Vanguard ETF - Growth Service Class	222,315	(14,249)	208,066	104,261	49,644	153,905
TA WMC US Growth Initial Class	13,148	(88,636)	(75,488)	4,332	(76,074)	(71,742)

17

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units results in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus Core Value Initial Shares
	12/31/2014	585,904	$20.56	to	$20.56	$12,045,000	0.92%	1.40%	to	1.40%	8.79%	to	8.79%
	12/31/2013	631,031	18.90	to	18.90	11,924,726	1.26	1.40	to	1.40	35.97	to	35.97
	12/31/2012	706,008	13.90	to	13.90	9,812,201	0.89	1.40	to	1.40	16.70	to	16.70
	12/31/2011	788,720	11.91	to	11.91	9,393,308	1.14	1.40	to	1.40	(7.11)	to	(7.11)
	12/31/2010	902,880	12.82	to	12.82	11,576,531	1.51	1.40	to	1.40	11.65	to	11.65
Dreyfus Core Value Service Shares
	12/31/2014	1,745,755	1.83	to	1.96	11,693,933	0.66	1.30	to	2.50	8.67	to	7.40
	12/31/2013	2,246,381	1.68	to	1.82	13,874,373	1.00	1.30	to	2.50	35.76	to	34.17
	12/31/2012	2,502,970	1.24	to	1.36	11,388,828	0.69	1.30	to	2.50	16.50	to	15.13
	12/31/2011	3,020,417	1.07	to	1.18	11,471,673	0.89	1.30	to	2.50	(7.23)	to	(8.31)
	12/31/2010	3,546,844	1.15	to	1.29	15,019,356	1.42	1.30	to	2.50	11.49	to	10.18
Dreyfus Growth and Income Service Shares
	12/31/2014	530,265	1.79	to	1.92	6,765,444	0.52	1.30	to	2.50	8.42	to	7.15
	12/31/2013	726,490	1.65	to	1.79	7,675,099	0.65	1.30	to	2.50	34.68	to	33.10
	12/31/2012	876,014	1.22	to	1.35	7,079,813	1.18	1.30	to	2.50	16.25	to	14.88
	12/31/2011	1,101,561	1.05	to	1.17	6,974,560	0.98	1.30	to	2.50	(4.23)	to	(5.35)
	12/31/2010	1,311,697	1.10	to	1.24	8,674,992	0.93	1.30	to	2.50	16.78	to	15.41
Dreyfus International Value Initial Shares
	12/31/2014	319,379	18.15	to	18.15	5,798,035	1.64	1.40	to	1.40	(10.57)	to	(10.57)
	12/31/2013	344,142	20.30	to	20.30	6,986,165	2.06	1.40	to	1.40	21.30	to	(10.57)
	12/31/2012	384,193	16.74	to	16.74	6,429,888	2.99	1.40	to	1.40	11.10	to	11.10
	12/31/2011	441,931	15.06	to	15.06	6,657,081	2.19	1.40	to	1.40	(19.60)	to	(19.60)
	12/31/2010	512,528	18.74	to	18.74	9,603,238	1.86	1.40	to	1.40	3.01	to	3.01
Dreyfus International Value Service Shares
	12/31/2014	515,050	1.37	to	1.53	2,621,698	1.38	1.30	to	2.50	(10.73)	to	(11.78)
	12/31/2013	675,840	1.54	to	1.74	3,516,858	2.05	1.30	to	2.50	21.12	to	19.70
	12/31/2012	781,596	1.27	to	1.45	3,737,711	2.60	1.30	to	2.50	10.97	to	9.67
	12/31/2011	845,150	1.14	to	1.32	3,828,927	1.87	1.30	to	2.50	(19.80)	to	(20.74)
	12/31/2010	903,111	1.43	to	1.67	5,225,880	1.65	1.30	to	2.50	2.88	to	1.68
Dreyfus MidCap Stock Initial Shares
	12/31/2014	554,150	26.31	to	26.31	14,578,084	1.01	1.40	to	1.40	10.54	to	10.54
	12/31/2013	611,088	23.80	to	23.80	14,542,722	1.36	1.40	to	1.40	33.13	to	33.13
	12/31/2012	667,335	17.88	to	17.88	11,929,159	0.47	1.40	to	1.40	18.01	to	18.01
	12/31/2011	788,738	15.15	to	15.15	11,947,122	0.51	1.40	to	1.40	(0.99)	to	(0.99)
	12/31/2010	909,686	15.30	to	15.30	13,916,756	1.01	1.40	to	1.40	25.34	to	25.34
Dreyfus MidCap Stock Service Shares
	12/31/2014	926,841	2.26	to	2.39	8,281,183	0.80	1.30	to	2.50	10.33	to	9.03
	12/31/2013	1,190,668	2.05	to	2.19	9,589,616	1.17	1.30	to	2.50	32.97	to	31.41
	12/31/2012	1,365,309	1.54	to	1.67	8,088,810	0.21	1.30	to	2.50	17.80	to	16.41
	12/31/2011	1,544,744	1.31	to	1.43	8,099,992	0.38	1.30	to	2.50	(1.08)	to	(2.24)
	12/31/2010	1,801,180	1.32	to	1.46	9,624,263	0.98	1.30	to	2.50	25.32	to	23.85
Dreyfus Opportunistic Small Cap Service Shares
	12/31/2014	445,106	1.44	to	1.65	3,737,313	—	1.30	to	2.50	0.02	to	(1.15)
	12/31/2013	572,281	1.44	to	1.67	5,141,752	—	1.30	to	2.50	46.32	to	44.61
	12/31/2012	615,289	0.98	to	1.16	3,656,127	—	1.30	to	2.50	18.69	to	17.29
	12/31/2011	635,461	0.83	to	0.98	3,289,578	0.32	1.30	to	2.50	(15.16)	to	(16.15)
	12/31/2010	767,671	0.98	to	1.17	4,294,737	0.69	1.30	to	2.50	29.14	to	27.63

18

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus Quality Bond Service Shares
	12/31/2014	2,584,962	$1.47	to	$1.20	$11,496,264	1.90%	1.30%	to	2.50%	3.21%	to	2.00%
	12/31/2013	3,094,051	1.42	to	1.17	13,493,111	2.67	1.30	to	2.50	(3.06)	to	(4.19)
	12/31/2012	3,555,046	1.47	to	1.22	16,887,051	2.78	1.30	to	2.50	5.32	to	4.08
	12/31/2011	4,227,009	1.39	to	1.18	19,348,936	3.41	1.30	to	2.50	5.42	to	4.19
	12/31/2010	4,815,654	1.32	to	1.13	20,115,268	3.64	1.30	to	2.50	6.81	to	5.56
Dreyfus Socially Responsible Growth Initial Shares
	12/31/2014	267,668	49.47	to	49.47	13,240,517	1.07	1.40	to	1.40	11.89	to	11.89
	12/31/2013	300,567	44.21	to	44.21	13,288,410	1.24	1.40	to	1.40	32.49	to	32.49
	12/31/2012	334,168	33.37	to	33.37	11,151,011	0.81	1.40	to	1.40	10.42	to	10.42
	12/31/2011	382,515	30.22	to	30.22	11,559,697	0.90	1.40	to	1.40	(0.49)	to	(0.49)
	12/31/2010	425,307	30.37	to	30.37	12,916,047	0.89	1.40	to	1.40	13.23	to	13.23
Dreyfus Socially Responsible Growth Service Shares
	12/31/2014	212,458	1.77	to	1.98	2,395,634	0.87	1.30	to	2.50	11.68	to	10.37
	12/31/2013	222,463	1.59	to	1.79	2,329,282	1.03	1.30	to	2.50	32.28	to	30.73
	12/31/2012	237,103	1.20	to	1.37	2,011,358	0.57	1.30	to	2.50	10.26	to	8.96
	12/31/2011	265,454	1.09	to	1.26	2,042,497	0.68	1.30	to	2.50	(0.64)	to	(1.80)
	12/31/2010	298,143	1.10	to	1.28	2,353,485	0.66	1.30	to	2.50	13.08	to	11.75
Dreyfus Stock Index Initial Shares
	12/31/2014	628,641	77.19	to	77.19	48,523,211	1.74	1.40	to	1.40	11.86	to	11.86
	12/31/2013	705,115	69.00	to	69.00	48,656,234	1.81	1.40	to	1.40	30.21	to	30.21
	12/31/2012	805,857	53.00	to	53.00	42,707,823	2.02	1.40	to	1.40	14.13	to	14.13
	12/31/2011	921,433	46.43	to	46.43	42,786,445	1.80	1.40	to	1.40	0.47	to	0.47
	12/31/2010	1,027,290	46.22	to	46.22	47,476,951	1.82	1.40	to	1.40	13.25	to	13.25
Dreyfus Stock Index Service Shares
	12/31/2014	1,145,421	1.96	to	2.02	11,606,375	1.48	1.30	to	2.50	11.65	to	10.35
	12/31/2013	1,360,322	1.75	to	1.83	12,341,000	1.57	1.30	to	2.50	30.02	to	28.50
	12/31/2012	1,545,024	1.35	to	1.43	11,621,730	1.74	1.30	to	2.50	13.98	to	12.64
	12/31/2011	1,934,399	1.18	to	1.27	12,747,384	1.54	1.30	to	2.50	0.32	to	(0.85)
	12/31/2010	2,464,744	1.18	to	1.28	14,877,753	1.55	1.30	to	2.50	13.07	to	11.74
Dreyfus Technology Growth Initial Shares
	12/31/2014	1,111,867	12.68	to	12.68	14,099,131	—	1.40	to	1.40	5.35	to	5.35
	12/31/2013	1,243,278	12.04	to	12.04	14,965,071	—	1.40	to	1.40	30.97	to	30.97
	12/31/2012	1,369,458	9.19	to	9.19	12,585,921	—	1.40	to	1.40	14.02	to	14.02
	12/31/2011	1,613,520	8.06	to	8.06	13,005,887	—	1.40	to	1.40	(9.05)	to	(9.05)
	12/31/2010	1,776,157	8.86	to	8.86	15,741,800	—	1.40	to	1.40	28.14	to	28.14
Dreyfus Technology Growth Service Shares
	12/31/2014	359,934	2.01	to	2.24	2,158,258	—	1.30	to	2.50	5.21	to	3.98
	12/31/2013	425,199	1.91	to	2.16	2,659,427	—	1.30	to	2.50	30.79	to	29.26
	12/31/2012	477,668	1.46	to	1.67	2,343,511	—	1.30	to	2.50	13.86	to	12.52
	12/31/2011	497,361	1.28	to	1.48	2,240,648	—	1.30	to	2.50	(9.22)	to	(10.28)
	12/31/2010	590,951	1.41	to	1.65	2,879,173	—	1.30	to	2.50	27.99	to	26.50
Dreyfus VIF Appreciation Initial Shares
	12/31/2014	840,598	61.57	to	61.57	51,752,546	1.84	1.40	to	1.40	6.60	to	6.60
	12/31/2013	947,989	57.75	to	57.75	54,751,106	1.94	1.40	to	1.40	19.43	to	19.43
	12/31/2012	1,067,156	48.36	to	48.36	51,605,631	3.65	1.40	to	1.40	8.90	to	8.90
	12/31/2011	1,205,243	44.41	to	44.41	53,521,029	1.67	1.40	to	1.40	7.51	to	7.51
	12/31/2010	1,311,866	41.30	to	41.30	54,186,299	2.25	1.40	to	1.40	13.73	to	13.73
Dreyfus VIF Appreciation Service Shares
	12/31/2014	1,522,283	1.81	to	1.85	14,094,378	1.60	1.30	to	2.50	6.44	to	5.20
	12/31/2013	1,921,255	1.70	to	1.76	15,488,896	1.71	1.30	to	2.50	19.28	to	17.88
	12/31/2012	2,265,778	1.43	to	1.49	14,837,788	3.26	1.30	to	2.50	8.72	to	7.44
	12/31/2011	2,821,559	1.31	to	1.39	16,328,188	1.55	1.30	to	2.50	7.35	to	6.09
	12/31/2010	3,513,350	1.22	to	1.31	19,018,293	2.01	1.30	to	2.50	13.57	to	12.24

19

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus VIF Growth and Income Initial Shares
	12/31/2014	651,823	$50.80	to	$50.80	$33,112,415	0.78%	1.40%	to	1.40%	8.56%	to	8.56%
	12/31/2013	736,673	46.80	to	46.80	34,473,546	0.89	1.40	to	1.40	34.90	to	34.90
	12/31/2012	835,163	34.69	to	34.69	28,972,436	1.43	1.40	to	1.40	16.44	to	16.44
	12/31/2011	953,162	29.79	to	29.79	28,398,598	1.24	1.40	to	1.40	(4.13)	to	(4.13)
	12/31/2010	1,056,891	31.08	to	31.08	32,846,859	1.20	1.40	to	1.40	16.97	to	16.97
Dreyfus VIF International Equity Initial shares
	12/31/2014	337,111	28.61	to	28.61	9,644,699	2.30	1.40	to	1.40	(4.00)	to	(4.00)
	12/31/2013	380,975	29.80	to	29.80	11,353,275	2.88	1.40	to	1.40	16.11	to	16.11
	12/31/2012	433,239	25.67	to	25.67	11,119,394	0.45	1.40	to	1.40	21.44	to	21.44
	12/31/2011	509,930	21.13	to	21.13	10,776,892	2.13	1.40	to	1.40	(15.86)	to	(15.86)
	12/31/2010	573,945	25.12	to	25.12	14,416,035	1.75	1.40	to	1.40	8.51	to	8.51
Dreyfus VIF International Equity Service Shares
	12/31/2014	224,967	1.89	to	1.99	1,930,943	2.12	1.30	to	2.50	(4.14)	to	(5.26)
	12/31/2013	310,743	1.97	to	2.10	2,494,842	2.70	1.30	to	2.50	15.92	to	14.57
	12/31/2012	367,122	1.70	to	1.83	2,515,857	0.14	1.30	to	2.50	21.25	to	19.82
	12/31/2011	405,703	1.40	to	1.53	2,558,648	1.89	1.30	to	2.50	(16.00)	to	(16.99)
	12/31/2010	490,671	1.67	to	1.84	3,526,013	1.56	1.30	to	2.50	8.33	to	7.06
Dreyfus VIF Money Market
	12/31/2014	34,075,333	1.01	to	0.88	44,942,453	—	1.30	to	2.50	(1.29)	to	(2.44)
	12/31/2013	39,563,306	1.02	to	0.90	52,843,673	—	1.30	to	2.50	(1.28)	to	(2.44)
	12/31/2012	46,032,952	1.03	to	0.92	62,429,625	—	1.30	to	2.50	(1.30)	to	(2.45)
	12/31/2011	53,740,454	1.05	to	0.94	73,916,054	0.01	1.30	to	2.50	(1.27)	to	(2.43)
	12/31/2010	63,201,135	1.06	to	0.97	88,120,158	0.01	1.30	to	2.50	(1.28)	to	(2.43)
Dreyfus VIF Opportunistic Small Cap Initial Shares
	12/31/2014	204,574	126.51	to	126.51	25,879,868	—	1.40	to	1.40	0.19	to	0.19
	12/31/2013	230,352	126.26	to	126.26	29,085,302	—	1.40	to	1.40	46.50	to	46.50
	12/31/2012	259,758	86.19	to	86.19	22,388,063	—	1.40	to	1.40	18.89	to	18.89
	12/31/2011	293,686	72.49	to	72.49	21,290,385	0.41	1.40	to	1.40	(15.03)	to	(15.03)
	12/31/2010	325,419	85.32	to	85.32	27,764,892	0.76	1.40	to	1.40	29.34	to	29.34
Dreyfus VIF Quality Bond Initial Shares
	12/31/2014	766,235	27.54	to	27.54	21,103,451	2.13	1.40	to	1.40	3.35	to	3.35
	12/31/2013	910,765	26.65	to	26.65	24,271,566	2.92	1.40	to	1.40	(2.90)	to	(2.90)
	12/31/2012	1,113,078	27.45	to	27.45	30,549,991	2.97	1.40	to	1.40	5.51	to	5.51
	12/31/2011	1,176,366	26.01	to	26.01	30,600,462	3.66	1.40	to	1.40	5.56	to	5.56
	12/31/2010	1,397,681	24.64	to	24.64	34,443,114	3.89	1.40	to	1.40	6.88	to	6.88
TA Aegon Tactical Vanguard ETF - Balanced Service Class
	12/31/2014	1,131,311	1.15	to	1.11	1,292,608	0.61	1.30	to	2.50	2.29	to	1.09
	12/31/2013	893,176	1.12	to	1.10	998,680	0.53	1.30	to	2.50	9.69	to	8.40
	12/31/2012(1)	275,605	1.02	to	1.01	281,214	0.13	1.30	to	2.50	—	to	—
TA Aegon Tactical Vanguard ETF - Conservative Service Class
	12/31/2014	258,354	1.10	to	1.07	283,986	1.06	1.30	to	2.50	2.28	to	1.08
	12/31/2013	206,075	1.08	to	1.06	221,698	1.14	1.30	to	2.50	5.70	to	4.46
	12/31/2012(1)	109,312	1.02	to	1.01	111,370	—	1.30	to	2.50	—	to	—
TA Aegon Tactical Vanguard ETF - Growth Service Class
	12/31/2014	36,808	1.20	to	1.16	44,100	0.76	1.30	to	2.50	1.90	to	0.71
	12/31/2013	30,461	1.18	to	1.16	35,850	1.02	1.30	to	2.50	15.01	to	13.66
	12/31/2012(1)	3,116	1.02	to	1.02	3,191	—	1.30	to	2.50	—	to	—
TA Legg Mason Dynamic Allocation - Balanced Service Class
	12/31/2014	354,204	1.17	to	1.13	412,789	0.60	1.30	to	2.50	7.09	to	5.84
	12/31/2013	360,103	1.09	to	1.07	392,146	0.25	1.30	to	2.50	7.97	to	6.71
	12/31/2012(1)	19,155	1.01	to	1.00	19,338	—	1.30	to	2.50	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
	12/31/2014	156,773	1.23	to	1.19	191,566	0.56	1.30	to	2.50	6.79	to	5.54
	12/31/2013	207,350	1.15	to	1.12	237,495	0.18	1.30	to	2.50	14.12	to	12.79
	12/31/2012(1)	3,152	1.01	to	1.00	3,166	—	1.30	to	2.50	—	to	—

20

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Market Participation Strategy Service Class
	12/31/2014		—	$1.19	to	$1.16	$—	—%	1.30%	to	2.50%	6.66%	to	5.41%
	12/31/2013		—	1.12	to	1.10	—	—	1.30	to	2.50	12.83	to	11.51
	12/31/2012	(1)	—	0.99	to	0.99	—	—	1.30	to	2.50	—	to	—
TA PIMCO Tactical - Balanced Service Class
	12/31/2014		98,214	1.17	to	1.14	114,411	0.80	1.30	to	2.50	6.45	to	5.20
	12/31/2013		217,236	1.10	to	1.08	237,970	0.56	1.30	to	2.50	10.41	to	9.12
	12/31/2012	(1)	38,047	0.99	to	0.99	37,785	—	1.30	to	2.50	—	to	—
TA PIMCO Tactical - Conservative Service Class
	12/31/2014		38,650	1.14	to	1.11	44,026	1.51	1.30	to	2.50	7.33	to	6.07
	12/31/2013		50,841	1.06	to	1.05	54,012	0.24	1.30	to	2.50	6.77	to	5.52
	12/31/2012	(1)	3,170	1.00	to	0.99	3,157	—	1.30	to	2.50	—	to	—
TA PIMCO Tactical - Growth Service Class
	12/31/2014		6,626	1.20	to	1.16	7,912	1.68	1.30	to	2.50	5.03	to	3.80
	12/31/2013		6,635	1.14	to	1.12	7,551	0.62	1.30	to	2.50	15.31	to	13.96
	12/31/2012	(1)	3,212	0.99	to	0.98	3,173	—	1.30	to	2.50	—	to	—
TA Vanguard ETF - Balanced Service Class
	12/31/2014		961,830	1.16	to	1.13	1,114,212	0.91	1.30	to	2.50	3.21	to	2.00
	12/31/2013		855,897	1.13	to	1.10	961,633	1.10	1.30	to	2.50	10.00	to	8.71
	12/31/2012	(1)	559,093	1.02	to	1.02	571,606	1.03	1.30	to	2.50	—	to	—
TA Vanguard ETF - Conservative Service Class
	12/31/2014		532,139	1.12	to	1.09	596,454	1.35	1.30	to	2.50	3.89	to	2.67
	12/31/2013		154,224	1.08	to	1.06	166,554	0.83	1.30	to	2.50	6.09	to	4.85
	12/31/2012	(1)	84,347	1.02	to	1.01	85,945	0.73	1.30	to	2.50	—	to	—
TA Vanguard ETF - Growth Service Class
	12/31/2014		361,971	1.24	to	1.20	446,290	1.07	1.30	to	2.50	2.64	to	1.43
	12/31/2013		153,905	1.20	to	1.18	185,065	0.95	1.30	to	2.50	17.26	to	15.89
	12/31/2012	(1)	—	1.03	to	1.02	—	0.08	1.30	to	2.50	—	to	—
TA WMC US Growth Initial Class
	12/31/2014		622,089	2.13	to	2.07	11,327,407	0.87	1.30	to	2.50	9.68	to	8.39
	12/31/2013		697,577	1.94	to	1.91	11,650,544	1.03	1.30	to	2.50	30.77	to	29.24
	12/31/2012		769,319	1.48	to	1.47	9,969,887	0.31	1.30	to	2.50	11.71	to	10.39
	12/31/2011		873,212	1.33	to	1.34	10,393,279	0.38	1.30	to	2.50	(4.97)	to	(6.08)
	12/31/2010		937,891	1.40	to	1.42	11,832,026	0.54	1.30	to	2.50	16.30	to	14.94

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

21

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2014

4.	Financial Highlights (continued)

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

22

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2014

5.	Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.15% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6.	Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

23

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2014

7.	Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

8.	Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

24

PART C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 13.

	(1)	(b	)	Consent of Board of Directors - Merger. Note 13

	(2)			Not Applicable.

	(3)	(a	)	Amended and Restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 1.

		(a	)(2)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 2.

		(a	)(3)	Amendment No. 9 to Amended and Restated Principal Underwriting Agreement. Note 3.

		(a	)(4)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 14.

		(a	)(5)	Amended and Restated Principal Underwriting Agreement. Note 16.

		(a	)(6)	Amended and Restated Principal Underwriting Agreement. Note 19.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between Transamerica Capital, Inc. and the Broker/Dealer. Note 17.

	(4)	(a	)	Form of Individual Contract and Endorsements. Note 4.

		(b	)	Form of Liquidity Rider. Note 4.

		(c	)	Form of Premium Enhancement Rider. Note 5.

		(d	)	Form of Tax Relief II Rider. Note 6.

		(e	)	Form of GMIB Rider II. Note 6.

	(5)	(a	)	Form of Application. Note 6.

	(6)	(a	)	Articles of Incorporation of Transamerica Life Insurance Company. Note 7.

		(b	)	ByLaws of Transamerica Life Insurance Company. Note 7.

	(7)			Reinsurance Agreements. Note 8.

		(a	)	Reinsurance agreement between Transamerica Life Insurance & annuity Company and Swiss RE Life & Health America Inc. Note. 14.

		(b	)	Reinsurance agreement between Transamerica Occidental Life Insurance Company and North America Reassurance Company. Note. 14.

		(c	)	Reinsurance agreement No. FUV-1 between Transamerica Life Insurance Co. and Union Hamilton Reinsurance Limited. Note. 14.

		(c	)1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Co. and Union Hamilton Reinsurance Limited. Note. 14.

		(d	)	Reinsurance agreement No. FUV-011 between Transamerica Life Insurance Co. and Scottish Annuity and Life International Insurance Co. (Bermuda) Limited. Note. 14.

		(e	)	Reinsurance agreement between Transamerica Life Insurance Co. and Transamerica International RE(Bermuda) LTD. Note. 14.

(1) Reinsurance agreement Amendment No. 1. Note 16.

(2) Reinsurance agreement Amendment No. 2. Note 16.

(3) Reinsurance agreement Amendment No. 3. Note 16.

		(f	)	Reinsurance agreement between American United Life Insurance Co. and Transamerica Life Insurance Co. Note. 14.

		(g	)	Release and Modification Agreement between Transamerica Life Insurance Company, Union Hamilton Reinsurance and Scottish Annuity & Life International Insurance Company. Note 15.

	(8)	(a	)	Participation Agreement (Dreyfus). Note 13.

		(a	)(1)	Amendment No. 13 to Participation Agreement (Dreyfus). Note 22

		(b	)	Participation Agreement (Transamerica Series Trust). Note 9.

		(b	)(1)	Amendment No. 16 to Participation Agreement. Note 10.

		(b	)(2)	Amendment No. 17 to Participation Agreement. Note 11.

	(b	)(3)	Amendment No. 20 to Participation Agreement. Note 4.

	(b	)(4)	Amendment No. 31 to Participation Agreement. Note 8.

	(b	)(5)	Amendment No. 32 to Participation Agreement. Note 12.

	(b	)(6)	Amendment No. 43 to Participation Agreement. Note 16.

	(b	)(7)	Amendment No. 44 to Participation Agreement. Note 16.

	(b	)(8)	Summary Prospectus Amendment (TST). Note 17.

	(b	)(9)	Amendment No. 48 to Participation Agreement. Note 18

	(c	)	Participation Agreement (TST). Note 19.

	(c	)(1)	Amendment No. 1 to Participation Agreement (TST). Note 20

	(c	)(2)	Schedule A Revisions 9-3-2013 (TST). Note 23

	(c	)(3)	Schedule A Revisions 9-18-2013 (TST). Note 21

	(c	)(4)	Schedule A Revisions 10-31-2013 (TST). Note 24

	(c	)(5)	Schedule A Revisions 5-1-2014 (TST). Note 22

	(c	)(6)	Amendment No. 2 to Participation Agreement (TST). Note 25

	(c	)(7)	Schedule A Revision 5-1-2015 (TST). Note 25

(9)			Opinion and Consent of Counsel. Note 25.

(10)			Consent of Independent Registered Public Accounting Firm. Note 25.

(11)			Not applicable.

(12)			Not applicable.

(13)			Powers of Attorney. Note 25

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-98891) filed on August 29, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 7 to form N-4 Registration Statement (File No. 333-109580) filed on April 27, 2007.

Note 3.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-149336) on February 21, 2008.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 22 to N-4 Registration Statement (File No. 033-49998) filed on September 5, 2002.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 23 to N-4 Registration Statement (File No. 033-49998) filed on February 26, 2003.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 25 to N-4 Registration Statement (File No. 033-49998) filed on April 29, 2003.

Note 7.	Incorporated herein by reference to Initial Filing of form N-4 Registration Statement (File No. 333-62738) filed on June 11, 2001.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-26209) filed on April 29, 1998.

Note 10.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) filed on June 11, 2001.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 033-33085) filed on April 27, 2001.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 27 to form N-4 Registration Statement (File No. 033-49998) filed on April 29, 2005.

Note 13.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-153773) filed on October 2, 2008.

Note 14.	Filed with Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-153773) filed on April 29, 2009.

Note 15.	Filed with Post-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-153773) filed on April 28, 2010.

Note 16.	Filed with Post-Effective Amendment No. 3 to form N-4 Registration Statement (File No. 333-153773) dated April 29, 2011.

Note 17.	Filed with Post-Effective Amendment No. 4 to form N-4 Registration Statement (File No. 333-153773) dated April 17, 2012.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 033-33085) dated September 10, 2012.

Note 19.	Filed with Post-Effective Amendment No. 6 to form N-4 Registration Statement (File No. 333-153773) dated April 25, 2013.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 59 to form N-4 Registration Statement (File No. 33-33085) dated August 16, 2013.

Note 21.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to form N-4 Registration Statement (File No. 333-189435) dated October 2, 2013.

Note 22.	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-153773) dated April 28, 2014.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-122235) dated April 21, 2014.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) dated February 21, 2014.

Note 25.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Jay Orlandi 100 Light St. Baltimore, Maryland 2/202	Director, Senior Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chief Tax Officer, and Senior Vice President

Chad Noehren 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chairman of the Board

C. Michiel van Katwijk 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Treasurer and Chief Financial Officer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada

AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.

Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.6057%) ; Transamerica Premier Life Insurance Company (9.3943%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker/Dealer
Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company
Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own common shares of stock	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware

Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).

Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware	Sole Member - Garnet Community Investment XLI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investmetns
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
Intersecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% AEGON USA, LLC	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company
McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Transamerica Premier Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Transamerica Premier Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Stonebridge Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% AEGON USA, LLC; 12% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa

676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC

Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda -- will primarily write fixed universal life and term insurance
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor
Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.
Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding Company	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding Company	Investments
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (65.951%); Transamerica Premier Life Insurance Company (32.969%); Transamerica Financial Life Insurance Company (1.080%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of March 31, 2015, there were 6,357 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Michael W. Brandsma	(1)	Director, President and Chief Financial Officer

David W. Hopewell	(2)	Director

David R. Paulsen	(1)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(1)	Chief Marketing Officer and Chief Operations Officer

Rick B. Resnik	(3)	Chief Compliance Officer

Amy Angle	(5)	Assistant Vice President

Elizabeth Belanger	(3)	Vice President and Assistant Secretary

Alison Ryan	(4)	Vice President and Assistant Secretary

Ayla Nazli	(4)	Assistant Secretary

Brenda L. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(2)	Assistant Vice President

Arthur D. Woods	(6)	Assistant Vice President

Marc Cahn	(3)	Secretary

Jeffrey T. McGlaun	(5)	Assistant Treasurer

C. Michiel Van Katwijk	(5)	Treasurer

(1)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	440 Mamaroneck Avenue, Harrison, NY 10528
(4)	1150 S. Olive St., Los Angeles, CA 90015
(5)	100 Light Street, Floor B1, Baltimore, MD 21202
(6)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions (1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$261,822	0	0	0

(1)	Fiscal Year 2014.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on this 23rd day of April, 2015.

SEPARATE ACCOUNT VA-2L

TRANSAMERICA LIFE
INSURANCE COMPANY
(DEPOSITOR)

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures	Titles	Date

* C. Michiel van Katwijk	Director, Senior Vice President, Chief Financial Officer and Treasurer	, 2015

*	Director and Chairman of the Board	, 2015
Mark W. Mullin

*	Director and President	, 2015
Brenda K. Clancy

* Jay Orlandi	Director, Senior Vice President, Secretary and General Counsel	, 2015

*	Director, Chief Tax Officer and Senior Vice President	, 2015
Arthur Schneider

*	Corporate Controller	, 2015
Chad Noehren

/s/ Alison Ryan	Vice President	April 23, 2015
*By: Alison Ryan

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

333-153773

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(c)(6)	Amendment No. 2 to Participation Agreement (TST)

8(c)(7)	Schedule A Revision 5-1-2015 (TST)

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

13	Powers of Attorney

*	Page numbers included only in manually executed original.